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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number          811-05686
                                   ---------------------------------------------


                         AIM Investment Securities Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:     7/31
                         ---------------

Date of reporting period:    10/31/05
                          --------------

Item 1.  Schedule of Investments.

                          AIM GLOBAL REAL ESTATE FUND
          Quarterly Schedule of Portfolio Holdings o October 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

AIMinvestments.com              GRE-QTR-1 10/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

                                                                                              SHARES                       VALUE
--------------------------------------------------------------------------------------------------------------------------------
FOREIGN REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS &
OTHER EQUITY INTERESTS--43.90%

AUSTRALIA--9.45%
CFS Gandel Retail Trust (Retail)                                  (a)                        525,200                   $ 733,544
--------------------------------------------------------------------------------------------------------------------------------
GPT Group (Diversified)                                           (a)                        203,200                     584,826
--------------------------------------------------------------------------------------------------------------------------------
Macquarie Goodman Group (Industrials)                             (a)                        187,400                     566,870
--------------------------------------------------------------------------------------------------------------------------------
Multiplex Group (Office)                                          (a)                        104,900                     260,240
--------------------------------------------------------------------------------------------------------------------------------
Stockland (Diversified)                                           (a)                        254,100                   1,163,493
--------------------------------------------------------------------------------------------------------------------------------
Westfield Group (Retail)                                          (a)                        221,000                   2,750,503
================================================================================================================================
                                                                                                                       6,059,476
================================================================================================================================

CANADA--2.89%

Boardwalk Real Estate Investment Trust (Residential)                                          17,200                     289,810
--------------------------------------------------------------------------------------------------------------------------------
Calloway Real Estate Investment Trust (Diversified)                                            9,300                     174,023
--------------------------------------------------------------------------------------------------------------------------------
Cominar Real Estate Investment Trust (Diversified)                                            17,200                     274,664
--------------------------------------------------------------------------------------------------------------------------------
RioCan Real Estate Investment Trust (Retail)                                                  31,200                     533,627
--------------------------------------------------------------------------------------------------------------------------------
Summit Real Estate Investment Trust (Industrial)                                              31,400                     579,586
================================================================================================================================
                                                                                                                       1,851,710
================================================================================================================================

FINLAND --0.56%

Citycon Oyj (Retail)                                              (a)                         59,200                     227,125
--------------------------------------------------------------------------------------------------------------------------------
Sponda Oyj (Office)                                                                           13,700                     132,199
================================================================================================================================
                                                                                                                         359,324
================================================================================================================================

FRANCE--1.16%

Klepierre (Retail)                                                (a)                          1,500                     140,615
--------------------------------------------------------------------------------------------------------------------------------
Societe Immobiliere de Location pour I'Industrie et le Commerce
(Office)                                                          (a)                          2,500                     231,731
--------------------------------------------------------------------------------------------------------------------------------
Unibail (Diversified)                                             (a)                          2,800                     369,915
================================================================================================================================
                                                                                                                         742,261
================================================================================================================================

GERMANY--0.28%

IVG Immobilien A.G. (Diversified)                                                              9,300                     179,370
================================================================================================================================

HONG KONG--6.61%

Hang Lung Properties Ltd. (Retail)                                (a)                        316,000                     454,504
--------------------------------------------------------------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Office)                              (a)                        409,000                   1,173,829
--------------------------------------------------------------------------------------------------------------------------------
Hysan Development Co. Ltd. (Diversified)                          (a)                        238,000                     517,276
--------------------------------------------------------------------------------------------------------------------------------
Sino Land Co. Ltd. (Diversified)                                  (a)                        236,000                     262,443
--------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Residential)                        (a)                        193,000                   1,829,478
================================================================================================================================
                                                                                                                       4,237,530
================================================================================================================================

ITALY--0.31%

Beni Stabili S.p.A. (Office)                                      (a)                        209,500                     200,918
================================================================================================================================

GRE-QTR-1                             F-1

                                                                                              SHARES                       VALUE
--------------------------------------------------------------------------------------------------------------------------------
JAPAN--8.83%

AEON Mall Co., Ltd. (Retail)                                      (a)                          7,600                   $ 322,568
--------------------------------------------------------------------------------------------------------------------------------
Diamond City Co., Ltd. (Retail)                                   (a)                          2,300                      93,802
--------------------------------------------------------------------------------------------------------------------------------
Japan Real Estate Investment Corp. (Office)                                                       23                     175,274
--------------------------------------------------------------------------------------------------------------------------------
Japan Retail Fund Investment Corp. (Retail)                                                       17                     122,978
--------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Estate Co., Ltd. (Office)                              (a)                        113,000                   1,679,290
--------------------------------------------------------------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (Diversified)                            (a)                        116,000                   1,913,028
--------------------------------------------------------------------------------------------------------------------------------
Nippon Building Fund Inc. (Office)                                (a)                             26                     206,479
--------------------------------------------------------------------------------------------------------------------------------
NTT Urban Development Corp. (Office)                              (a)                             25                     147,069
--------------------------------------------------------------------------------------------------------------------------------
Sumitomo Realty & Development Co., Ltd. (Diversified)             (a)                         54,000                     879,591
--------------------------------------------------------------------------------------------------------------------------------
TOKYU REIT, Inc. (Diversified)                                    (a)                             18                     117,139
================================================================================================================================
                                                                                                                       5,657,218
================================================================================================================================

NETHERLANDS--0.86%

Rodamco Europe N.V. (Retail)                                      (a)                          6,900                     549,164
================================================================================================================================

SINGAPORE--1.46%

CapitaCommercial Trust (Office)                                   (a)                        124,000                     115,644
--------------------------------------------------------------------------------------------------------------------------------
CapitaLand Ltd. (Residential)                                     (a)                        227,000                     427,371
--------------------------------------------------------------------------------------------------------------------------------
CapitaMall Trust (Retail)                                         (a)                        133,000                     181,838
--------------------------------------------------------------------------------------------------------------------------------
Keppel Land Ltd. (Office)                                         (a)                         61,800                     139,725
--------------------------------------------------------------------------------------------------------------------------------
Singapore Land Ltd. (Office)                                      (a)                         24,000                      73,138
================================================================================================================================
                                                                                                                         937,716
================================================================================================================================

SPAIN--0.93%

Inmobiliaria Colonial, S.A. (Office)                                                          10,200                     592,752
================================================================================================================================

SWEDEN--0.23%

Castellum A.B. (Diversified)                                                                   4,200                     145,606
================================================================================================================================

UNITED KINGDOM--10.33%

British Land Co. PLC (Diversified)                                                            63,100                     994,267
--------------------------------------------------------------------------------------------------------------------------------
Brixton PLC (Industrial)                                                                      39,400                     261,584
--------------------------------------------------------------------------------------------------------------------------------
Capital & Regional PLC (Retail)                                   (a)                         45,600                     603,251
--------------------------------------------------------------------------------------------------------------------------------
Derwent Valley Holdings PLC (Office)                              (a)                         32,600                     755,207
--------------------------------------------------------------------------------------------------------------------------------
Hammerson PLC (Retail)                                            (a)                         55,300                     873,427
--------------------------------------------------------------------------------------------------------------------------------
Land Securities Group PLC (Diversified)                                                       74,300                   1,827,152
--------------------------------------------------------------------------------------------------------------------------------
Liberty International PLC (Retail)                                (a)                         28,200                     464,622
--------------------------------------------------------------------------------------------------------------------------------
Quintain Estates & Development PLC (Diversified)                                              24,200                     232,434
--------------------------------------------------------------------------------------------------------------------------------
Shaftesbury PLC (Retail)                                          (a)                         42,200                     263,213
--------------------------------------------------------------------------------------------------------------------------------
Unite Group PLC (Residential)                                                                 30,800                     176,540
--------------------------------------------------------------------------------------------------------------------------------
Workspace Group PLC (Office)                                                                  36,500                     171,893
================================================================================================================================
                                                                                                                       6,623,590
================================================================================================================================

Total Foreign Real Estate Investment Trusts, Common Stocks &
Other Equity Interests (Cost $27,516,942)                                                                             28,136,635
================================================================================================================================

GTE-QTR-1                              F-2

                                                                                              SHARES                       VALUE
--------------------------------------------------------------------------------------------------------------------------------
DOMESTIC REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS &
OTHER EQUITY INTERESTS--49.21%

DIVERSIFIED--3.08%
Colonial Properties Trust                                                                     10,300                   $ 450,213
--------------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc.                                                                          11,600                     767,920
--------------------------------------------------------------------------------------------------------------------------------
Ventas, Inc.                                                                                  24,600                     753,498
================================================================================================================================
                                                                                                                       1,971,631
================================================================================================================================

HOTELS--4.10%

Hilton Hotels Corp.                                                                           31,800                     618,510
--------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                                                                           71,100                   1,193,769
--------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                         (b)                         13,900                     812,177
================================================================================================================================
                                                                                                                       2,624,456
================================================================================================================================

INDUSTRIALS--5.87%

AMB Property Corp.                                                                             6,200                     273,916
--------------------------------------------------------------------------------------------------------------------------------
CenterPoint Properties Trust                                                                  28,300                   1,289,348
--------------------------------------------------------------------------------------------------------------------------------
ProLogis                                                                                      43,800                   1,883,400
--------------------------------------------------------------------------------------------------------------------------------
U-Store-It Trust                                                                              15,000                     312,900
================================================================================================================================
                                                                                                                       3,759,564
================================================================================================================================

OFFICE--13.55%

Alexandria Real Estate Equities, Inc.                                                          8,800                     711,480
--------------------------------------------------------------------------------------------------------------------------------
Arden Realty, Inc.                                                                             7,400                     334,036
--------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                                                       24,900                   1,723,578
--------------------------------------------------------------------------------------------------------------------------------
Brookfield Properties Corp.                                                                   30,200                     884,738
--------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties Trust                                                                     18,300                     722,118
--------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp.                                                               21,700                     761,670
--------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                                         15,200                   1,034,056
--------------------------------------------------------------------------------------------------------------------------------
Trizec Properties, Inc.                                                                       46,700                   1,039,075
--------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust                                                                          18,200                   1,474,200
================================================================================================================================
                                                                                                                       8,684,951
================================================================================================================================

RESIDENTIAL--7.74%

Archstone-Smith Trust                                                                         22,300                     904,711
--------------------------------------------------------------------------------------------------------------------------------
AvalonBay Communities, Inc.                                                                    9,000                     776,250
--------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                         18,900                   1,065,015
--------------------------------------------------------------------------------------------------------------------------------
Equity Residential                                                                            33,800                   1,326,650
--------------------------------------------------------------------------------------------------------------------------------
Essex Property Trust, Inc.                                                                     9,900                     889,812
================================================================================================================================
                                                                                                                       4,962,438
================================================================================================================================

RETAIL--14.87%

CBL & Associates Properties, Inc.                                                              5,600                     209,160
--------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp.                                                           28,700                   1,253,616
--------------------------------------------------------------------------------------------------------------------------------
Federal Realty Investment Trust                                                               14,100                     855,165
--------------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc.                                                               50,800                   2,157,984
--------------------------------------------------------------------------------------------------------------------------------
Macerich Co. (The)                                                                            19,900                   1,278,973
--------------------------------------------------------------------------------------------------------------------------------
Mills Corp. (The)                                                                             10,400                     556,400
--------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                                                         18,100                   1,007,627
--------------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                                    30,900                   2,213,058
================================================================================================================================
                                                                                                                       9,531,983
================================================================================================================================

Total Domestic Real Estate Investment Trusts, Common Stocks &
Other Equity Interests (Cost $31,079,581)                                                                             31,535,023
================================================================================================================================

GTE-QTR-1                      F-3

                                                                                          PRINCIPAL
                                                                                            AMOUNT                       VALUE
--------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES--4.79%

FEDERAL HOME LOAN BANK (FHLB)--4.79%
Unsec. Disc. Notes,
3.72%, 11/01/05 (Cost $3,071,000)                                (c)                    $ 3,071,000                  $ 3,071,000
================================================================================================================================

TOTAL INVESTMENTS--97.90%
(Cost $61,667,523)                                                                                                    62,742,658
================================================================================================================================
OTHER ASSETS LESS LIABILITIES--2.10%                                                                                   1,348,713
================================================================================================================================
NET ASSETS--100.00%                                                                                                  $64,091,371
________________________________________________________________________________________________________________________________
================================================================================================================================

Investment Abbreviations:

Disc.                               Discounted
REIT                                Real Estate Investment Trust
Unsec.                              Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2005 was $21,272,876, which represented 33.19% of the Fund's Net Assets. See
         Note 1A.

(b)      Each unit represents one common share and one Class B share.

(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of this schedule.


GRE-QTR-1                             F-4

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

                  A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

                  Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

                  Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

                  Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                  Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

GRE-QTR-1                             F-5

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

                  The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk

GRE-QTR-1                             F-6

E. FOREIGN CURRENCY CONTRACTS - (CONTINUED) if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2005 was $30,993,163 and $2,038,754, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                     $          2,062,143
-------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                             (1,141,280)
===================================================================================================================
Net unrealized appreciation of investment securities                                            $           920,863
___________________________________________________________________________________________________________________
===================================================================================================================

Cost of investments for tax purposes is $61,821,795.


GRE-QTR-1                             F-7

                               AIM HIGH YIELD FUND
           Quarterly Schedule of Portfolio Holdings o October 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                            --Registered Trademark--

AIMinvestments.com            HYI-QTR-1  10/05              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

                                                                                PRINCIPAL
                                                                                  AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------
BONDS & NOTES--91.62%
AEROSPACE & DEFENSE--2.33%
Argo-Tech Corp., Sr. Unsec. Gtd. Global Notes, 9.25%,
06/01/11                                                 (a)                 $     1,800,000         $     1,872,000
---------------------------------------------------------------------------------------------------------------------
Armor Holdings, Inc., Sr. Sub. Global Notes, 8.25%,
08/15/13                                                 (a)                       1,930,000               2,094,050
---------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc., Sr. Unsec. Sub. Global Notes,
6.88%, 11/01/13                                          (a)                       2,735,000               2,618,762
---------------------------------------------------------------------------------------------------------------------
Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%,
02/01/15                                                 (a)                       5,790,000               5,703,150
---------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., Sr. Sub. Notes, 6.38%,
10/15/15 (Acquired 07/27/05; Cost $1,838,120)            (a)(b)                    1,855,000               1,845,725
---------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., Sr. Unsec. Gtd. Sub. Global
Notes, 6.13%, 01/15/14                                   (a)                       5,025,000               4,949,625
---------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp.-Series B, Sr. Global Notes,
9.00%, 07/15/11                                          (a)                       1,880,000               2,039,800
---------------------------------------------------------------------------------------------------------------------
Standard Aero Holdings, Inc., Sr. Sub. Notes, 8.25%,
09/01/14 (Acquired 08/17/04; Cost $1,375,000)            (a)(b)                    1,375,000               1,316,562
=====================================================================================================================
                                                                                                          22,439,674
=====================================================================================================================

AIR FREIGHT & LOGISTICS--0.34%
Park-Ohio Industries Inc., Sr. Unsec. Gtd. Sub.
Global Notes, 8.38%, 11/15/14                            (a)                       3,675,000               3,224,812
=====================================================================================================================

ALTERNATIVE CARRIERS--0.43%
Empresa Brasileira de Telecommunicacoes S.A.-Series B
(Brazil), Gtd. Global Notes, 11.00%, 12/15/08            (a)                       3,630,000               4,138,200
=====================================================================================================================

ALUMINUM--0.19%
Century Aluminum Co., Sr. Unsec. Gtd. Global Notes,
7.50%, 08/15/14                                          (a)                       1,855,000               1,827,175
=====================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--2.36%
Broder Bros. Co.-Series B, Sr. Unsec. Gtd. Global
Notes,  11.25%, 10/15/10                                 (a)                       6,216,000               5,749,800
---------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., Sr. Unsec. Unsub. Floating Rate
Global Notes, 8.80%, 04/01/12                            (a)(c)                    5,560,000               5,553,050
---------------------------------------------------------------------------------------------------------------------
Perry Ellis International, Inc.-Series B, Sr. Sub.
Global Notes, 8.88%, 09/15/13                            (a)                       3,705,000               3,760,575
---------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., Sr. Notes, 6.88%, 04/15/15
(Acquired 07/14/05-10/04/05; Cost $6,020,975)            (a)(b)                    6,040,000               5,632,300
---------------------------------------------------------------------------------------------------------------------
Warnaco Inc., Sr. Unsec. Global Notes, 8.88%,
06/15/13                                                 (a)                       1,865,000               2,023,525
=====================================================================================================================
                                                                                                          22,719,250
=====================================================================================================================


HYI-QTR-1

                                                                                PRINCIPAL
                                                                                  AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT--1.23%
Accuride Corp., Sr. Unsec. Gtd. Sub. Global Notes,
8.50%, 02/01/15                                          (a)                 $     2,785,000         $     2,645,750
---------------------------------------------------------------------------------------------------------------------
Autocam Corp., Sr. Unsec. Gtd. Sub. Global Notes,
10.88%, 06/15/14                                         (a)                       1,855,000               1,159,375
---------------------------------------------------------------------------------------------------------------------

Delphi Corp., Unsec. Global Notes, 6.55%, 06/15/06       (a)(d)(e)                 1,795,000               1,252,012
---------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.-Series B, Sr. Unsec. Gtd. Global
Notes, 8.63%, 04/15/12                                   (a)                         152,682                 130,543
---------------------------------------------------------------------------------------------------------------------
TRW Automotive Inc., Sr. Global Notes, 9.38%,
02/15/13                                                 (a)                       3,730,000               4,037,725
---------------------------------------------------------------------------------------------------------------------
Visteon Corp., Sr. Unsec. Global Notes, 8.25%,
08/01/10                                                                           2,820,000               2,615,550
=====================================================================================================================
                                                                                                          11,840,955
=====================================================================================================================

AUTOMOBILE MANUFACTURERS--1.75%
General Motors Acceptance Corp., Global Bonds, 8.00%,
11/01/31                                                 (a)(d)                    8,445,000               8,743,277
---------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Global Notes, 5.63%,
05/15/09                                                 (a)                       2,780,000               2,633,355
---------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.-Series, Sr. Medium
Term Notes, 6.31%, 11/30/07                              (a)                       3,529,000(f)            3,438,164
---------------------------------------------------------------------------------------------------------------------
General Motors Corp., Sr. Unsec. Global Deb., 8.38%,
07/15/33                                                 (a)(d)                    2,810,000               2,079,400
=====================================================================================================================
                                                                                                          16,894,196
=====================================================================================================================

BROADCASTING & CABLE TV--6.88%
Adelphia Communications Corp., Sr. Unsec. Notes,
10.88%, 10/01/10                                         (a)(e)                   22,250,000              14,573,750
---------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp.-Series B, Sr. Floating Rate
Global Notes, 8.72%, 04/01/09                            (a)(g)                    2,025,000               2,080,687
---------------------------------------------------------------------------------------------------------------------
CCHI LLC, Sr. Sec. Gtd. Notes, 11.00%, 10/01/15
(Acquired 09/28/05; Cost $2,097,140)                     (a)(b)                    2,162,000               1,959,312
---------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
Communications Holdings Capital Corp., Sr. Unsec.
Global Notes, 11.13%, 01/15/11                           (a)                       1,414,000                 961,520
---------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
Communications Holdings Capital Corp., Sr. Unsec.
Notes, 9.92%, 04/01/11                                   (a)                       1,244,000                 814,820
---------------------------------------------------------------------------------------------------------------------
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp., Sr. Second
Lien Notes, 8.00%, 04/30/12 (Acquired
05/11/04-07/09/04; Cost $3,359,800)                      (a)(b)                    3,470,000               3,504,700
---------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.-Series B, Sr. Unsec. Unsub. Notes,
7.63%, 04/01/11                                          (a)                       6,510,000               6,542,550
---------------------------------------------------------------------------------------------------------------------
Echostar DBS Corp., Sr. Unsec. Gtd. Global Notes,
5.75%, 10/01/08                                          (a)                       5,420,000               5,325,150
---------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., Sr. Sec. Global Notes,
9.75%, 12/01/10                                          (a)                       5,075,000               4,783,187
---------------------------------------------------------------------------------------------------------------------
Intelsat Ltd. (Bermuda), Sr. Notes, 8.25%, 01/15/13
(Acquired 06/14/05-08/29/05; Cost $4,778,125)            (a)(b)                    4,630,000               4,664,725
---------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, Sr. Notes, 8.50%, 10/15/15
(Acquired 08/16/05; Cost $2,734,408)                     (a)(b)                    2,780,000               2,592,350
---------------------------------------------------------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr. Notes,
9.63%, 10/15/05                                          (a)(e)                    3,535,000                 919,100
---------------------------------------------------------------------------------------------------------------------


HYI-QTR-1

                                                                                PRINCIPAL
                                                                                  AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)
Pegasus Communications Corp.-Series B, Sr. Unsec.
Notes, 12.50%, 08/01/07                                  (a)(e)              $     1,990,000         $       517,400
---------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, Sr. Notes, 8.75%,
09/01/12 (Acquired 08/13/04-10/04/05; Cost $6,598,522)   (a)(b)                    6,490,000               6,846,950
---------------------------------------------------------------------------------------------------------------------
Videotron Ltee (Canada), Sr. Unsec. Gtd. Global
Notes, 6.88%, 01/15/14                                   (a)                       2,750,000               2,811,875
---------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Inc., Sr. Sec. Global Notes,
12.00%, 06/15/10                                         (a)                       6,437,000               7,305,995
=====================================================================================================================
                                                                                                          66,204,071
=====================================================================================================================

BUILDING PRODUCTS--0.27%
Nortek, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
8.50%, 09/01/14                                          (a)                       2,775,000               2,643,187
=====================================================================================================================

CASINOS & GAMING--3.42%

Aztar Corp., Sr. Sub. Global Notes, 7.88%, 06/15/14      (a)                       3,605,000               3,731,175
---------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., Sr. Sub. Global Notes, 6.75%,
04/15/14                                                 (a)                       5,520,000               5,451,000
---------------------------------------------------------------------------------------------------------------------
Chukchansi Economic Development Authority, Sr. Notes,
8.00%, 11/15/13 (Acquired 10/31/05; Cost $500,000)       (b)                         500,000                 502,187
---------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd. Sub.
Global Notes, 7.00%, 03/01/14                            (a)                       5,030,000               4,791,075
---------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp., Sr. Unsec. Gtd. Global Notes,
6.38%, 02/15/15                                          (a)                       1,335,000               1,274,925
---------------------------------------------------------------------------------------------------------------------
MGM Mirage, Sr. Unsec. Notes, 6.63%, 07/15/15
(Acquired 06/09/05; Cost $4,630,000)                     (a)(b)                    4,630,000               4,514,250
---------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., Sr. Unsec. Sub. Global
Notes, 6.75%, 03/01/15                                   (a)                       2,850,000               2,764,500
---------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., Sr. Unsec. Gtd. Sub.
Global Notes, 8.25%, 03/15/12                            (a)(d)                    5,830,000               5,800,850
---------------------------------------------------------------------------------------------------------------------
Poster Financial Group, Inc., Sr. Sec. Putable Global
Notes, 8.75%, 11/28/05                                   (a)                       1,850,000               1,896,250
---------------------------------------------------------------------------------------------------------------------
Seneca Gaming Corp., Sr. Global Notes, 7.25%,
05/01/12                                                 (a)                       2,160,000               2,224,800
=====================================================================================================================
                                                                                                          32,951,012
=====================================================================================================================

COAL & CONSUMABLE FUELS--0.31%

James River Coal Co., Sr. Notes, 9.38%, 06/01/12         (a)                       2,780,000               2,995,450
=====================================================================================================================

COMMODITY CHEMICALS--1.50%
BCP Crystal US Holdings Corp., Sr. Sub. Global Notes,
9.63%, 06/15/14                                          (a)                       2,124,000               2,347,020
---------------------------------------------------------------------------------------------------------------------
Equistar Chemicals L.P./Equistar Funding Corp., Sr.
Unsec. Gtd. Global Notes, 10.13%, 09/01/08               (a)                       6,335,000               6,873,475
---------------------------------------------------------------------------------------------------------------------
Montell Finance Co. B.V. (Netherlands), Unsec. Gtd.
Deb., 8.10%, 03/15/27 (Acquired 01/06/05-05/04/05;
Cost $5,467,200)                                         (a)(b)                    5,570,000               5,263,650
=====================================================================================================================
                                                                                                          14,484,145
=====================================================================================================================

COMMUNICATIONS EQUIPMENT--0.28%
Superior Essex Communications LLC/Essex Group Inc.,
Sr. Global Notes, 9.00%, 04/15/12                        (a)                       2,750,000               2,736,250
---------------------------------------------------------------------------------------------------------------------


HYI-QTR-1

                                                                                PRINCIPAL
                                                                                  AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.28%
Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Sub.
Global Notes, 7.75%, 12/15/13                            (a)                 $     2,890,000         $     2,687,700
=====================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.32%
Case New Holland Inc., Sr. Gtd. Global Notes, 9.25%,
08/01/11                                                 (a)                       2,865,000               3,029,737
---------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), Sr. Unsec. Gtd. Sub.
Global Notes, 10.50%, 08/01/12                           (a)                       3,718,000               4,154,865
---------------------------------------------------------------------------------------------------------------------
Navistar International Corp., Sr. Unsec. Gtd. Global
Notes, 6.25%, 03/01/12                                   (a)(d)                    5,115,000               4,616,287
---------------------------------------------------------------------------------------------------------------------
Terex Corp., Sr. Unsec. Gtd. Sub. Global Notes,
7.38%, 01/15/14                                          (a)                       2,027,682               2,017,544
---------------------------------------------------------------------------------------------------------------------
9.25%, 07/15/11                                          (a)(d)                    6,455,000               6,906,850
---------------------------------------------------------------------------------------------------------------------
Wabtec Corp., Sr. Unsec. Gtd. Global Notes, 6.88%,
07/31/13                                                 (a)                       1,545,000               1,587,487
=====================================================================================================================
                                                                                                          22,312,770
=====================================================================================================================

CONSTRUCTION MATERIALS--1.33%
Goodman Global Holdings, Inc., Sr. Sub. Notes, 7.88%,
12/15/12 (Acquired 12/15/04-07/08/05; Cost $5,195,788)   (a)(b)(d)                 5,555,000               5,277,250
---------------------------------------------------------------------------------------------------------------------
RMCC Acquistion Co., Sr. Sub. Notes, 9.50%, 11/01/12
(Acquired 10/28/04; Cost $2,755,000)                     (a)(b)                    2,755,000               2,755,000
---------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc., Sr. Notes, 7.25%, 07/15/13
(Acquired 06/29/05; Cost $465,000)                       (a)(b)                      465,000                 484,762
---------------------------------------------------------------------------------------------------------------------
U.S. Concrete, Inc., Sr. Unsec. Gtd. Sub. Global
Notes, 8.38%, 04/01/14                                   (a)                       4,255,000               4,255,000
=====================================================================================================================
                                                                                                          12,772,012
=====================================================================================================================

CONSUMER FINANCE--1.08%
Dollar Financial Group, Inc., Gtd. Global Notes,
9.75%, 11/15/11                                          (a)                       7,070,000               7,299,775
---------------------------------------------------------------------------------------------------------------------

Ford Motor Credit Co., Notes, 6.63%, 06/16/08            (a)                       3,245,000               3,117,277
=====================================================================================================================
                                                                                                          10,417,052
=====================================================================================================================

DISTILLERS & VINTNERS--0.32%
Constellation Brands, Inc.-Series B, Sr. Gtd. Sub.
Notes, 8.13%, 01/15/12                                   (a)                       2,978,000               3,112,010
=====================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.21%
Ahern Rentals, Inc., Sr. Sec. Notes, 9.25%, 08/15/13
(Acquired 08/11/05; Cost $925,000)                       (a)(b)                      925,000                 949,281
---------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America, Sr. Unsec. Gtd. Sub.
Global Notes, 6.25%, 03/15/13                            (a)                       2,755,000               2,720,562
---------------------------------------------------------------------------------------------------------------------
GEO Group, Inc. (The), Sr. Unsec. Global Notes,
8.25%, 07/15/13                                          (a)                       2,820,000               2,756,550
---------------------------------------------------------------------------------------------------------------------
United Rentals (North America), Inc., Sr. Unsec. Gtd.
Global Notes, 6.50%, 02/15/12                            (a)                       5,265,000               5,054,400
---------------------------------------------------------------------------------------------------------------------
United Rentals (North America), Inc., Sr. Unsec. Sub.
Global Notes, 7.75%, 11/15/13                            (a)(d)                      203,536                 193,359
=====================================================================================================================
                                                                                                          11,674,152
=====================================================================================================================


HYI-QTR-1

                                                                                PRINCIPAL
                                                                                  AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED METALS & MINING--0.19%
Southern Copper Corp., Notes, 7.50%, 07/27/35
(Acquired 07/20/05; Cost $1,853,469)                     (a)(b)              $     1,870,000         $     1,825,587
=====================================================================================================================

DRUG RETAIL--1.35%
Jean Coutu Group (PJC) Inc. (The) (Canada), Sr. Sub.
Global Notes, 8.50%, 08/01/14                            (a)(d)                    4,545,000               4,238,212
---------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC) Inc. (The) (Canada), Sr.
Unsec. Global Notes, 7.63%, 08/01/12                     (a)                       2,350,000               2,326,500
---------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.,  Sr. Sec. Gtd. Second Lien Global
Notes, 8.13%, 05/01/10                                   (a)                       1,855,000               1,887,462
---------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.,  Unsec. Notes, 6.13%, 12/15/08
(Acquired 09/15/05; Cost $1,732,063)                     (a)(b)                    1,850,000               1,748,250
---------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., Sr. Unsec. Unsub. Notes, 7.13%,
01/15/07                                                 (a)                       2,755,000               2,792,881
=====================================================================================================================
                                                                                                          12,993,305
=====================================================================================================================

ELECTRIC UTILITIES--4.79%
Allegheny Energy Supply Co., LLC, Unsec. Global
Notes, 7.80%, 03/15/11                                   (a)                       4,490,000               4,849,200
---------------------------------------------------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding Corp.-Series
C, Sr. Sec. Bonds, 7.16%, 01/15/14                       (a)                       3,507,400               3,652,080
---------------------------------------------------------------------------------------------------------------------
Midwest Generation, LLC, Sr. Sec. Second Priority
Putable Global Notes, 8.75%, 05/01/14                    (a)                       4,405,000               4,878,537
---------------------------------------------------------------------------------------------------------------------
Midwest Generation, LLC-Series B., Global
Asset-Backed Pass Through Ctfs., 8.56%, 01/02/16         (a)                       6,921,058               7,548,279
---------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global Notes,
13.50%, 07/15/08                                         (a)                       8,705,000              10,163,087
---------------------------------------------------------------------------------------------------------------------
Reliant Energy Mid-Atlantic Power Holdings,
LLC-Series B, Sr. Unsec. Asset-Backed Pass Through
Ctfs., 9.24%, 07/02/17                                   (a)                       2,956,853               3,313,523
---------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., Sr. Sec. Global Notes,
9.25%, 07/15/10                                          (a)                       3,940,000               4,156,700
---------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., Sr. Sec. Global Notes,
9.50%, 07/15/13                                          (a)                       3,710,000               3,969,700
---------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., Sr. Sec. Gtd. Notes, 6.75%,
12/15/14                                                 (a)                       2,755,000               2,569,037
---------------------------------------------------------------------------------------------------------------------
South Point Energy Center LLC/Broad River Energy
LLC/Rockgen Energy LLC, Sec. Gtd. Notes, 8.40%,
05/30/12 (Acquired 06/29/05; Cost $1,032,025)            (a)(b)                    1,092,090               1,032,025
=====================================================================================================================
                                                                                                          46,132,168
=====================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.49%
Sanmina-SCI Corp., Unsec. Gtd. Sub Global Notes,
6.75%, 03/01/13                                          (a)                       4,970,000               4,709,075
=====================================================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--0.61%
Allied Waste North America, Inc.-Series B, Sr. Sec.
Gtd. Global Notes, 8.50%, 12/01/08                       (a)                       5,590,000               5,827,575
=====================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.51%
IMC Global Inc., Sr. Unsec. Global Notes, 10.88%,
08/01/13                                                 (a)                       4,225,000               4,922,125
---------------------------------------------------------------------------------------------------------------------


HYI-QTR-1

                                                                                PRINCIPAL
                                                                                  AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------
FOOD RETAIL--0.21%
Ahold Finance USA, Inc., Sr. Unsec. Gtd. Unsub.
Notes, 8.25%, 07/15/10                                   (a)                 $     1,850,000         $     2,002,625
=====================================================================================================================

FOREST PRODUCTS--1.20%
Ainsworth Lumber Co. Ltd. (Canada), Sr. Unsec. Global
Notes, 6.75%, 03/15/14                                   (a)                       4,175,000               3,611,375
---------------------------------------------------------------------------------------------------------------------
Ainsworth Lumber Co. Ltd. (Canada), Sr. Unsec. Yankee
Notes, 6.75%, 03/15/14                                   (a)                       3,700,000               3,219,000
---------------------------------------------------------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada), Sr.
Unsec. Global Notes, 7.75%, 11/15/13                     (a)                       5,780,000               4,768,500
=====================================================================================================================
                                                                                                          11,598,875
=====================================================================================================================

GAS UTILITIES--0.38%

SEMCO Energy, Inc., Sr. Global Notes, 7.75%, 05/15/13    (a)                       1,890,000               1,965,600
---------------------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., Sr. Unsec. Global Notes, 7.13%,
05/15/08                                                 (a)                       1,660,000               1,689,050
=====================================================================================================================
                                                                                                           3,654,650
=====================================================================================================================

HEALTH CARE FACILITIES--3.07%
Concentra Operating Corp., Sr. Unsec. Gtd. Sub.
Global Notes,  9.13%, 06/01/12                           (a)                       1,855,000               1,919,925
---------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Unsec. Putable Global Notes,
8.38%, 01/02/09                                          (a)                      14,970,000              14,296,350
---------------------------------------------------------------------------------------------------------------------
Select Medical Corp., Sr. Unsec. Gtd. Sub. Global
Notes, 7.63%, 02/01/15                                   (a)                       5,820,000               5,470,800
---------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., Sr. Global Notes, 9.88%,
07/01/14                                                 (a)                       1,385,000               1,357,300
---------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., Sr. Unsec. Notes, 6.38%,
12/01/11                                                 (a)                       7,400,000               6,493,500
=====================================================================================================================
                                                                                                          29,537,875
=====================================================================================================================

HEALTH CARE SERVICES--1.08%
Quintiles Transnational Corp., Sr. Unsec. Sub. Global
Notes, 10.00%, 10/01/13                                  (a)                       3,750,000               4,162,500
---------------------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sub. Notes, 9.88%, 03/15/15
(Acquired 02/28/05; Cost $930,000)                       (a)(b)                      930,000                 976,500
---------------------------------------------------------------------------------------------------------------------
Team Health, Inc., Sr. Sub. Global Notes, 9.00%,
04/01/12                                                 (a)                       4,660,000               5,248,325
---------------------------------------------------------------------------------------------------------------------
US Oncology, Inc., Sr. Unsec. Gtd. Global Notes,
9.00%, 08/15/12                                          (a)                          25,000                  26,625
=====================================================================================================================
                                                                                                          10,413,950
=====================================================================================================================

HEALTH CARE SUPPLIES--0.29%
Inverness Medical Innovations, Inc., Sr. Sub. Global
Notes, 8.75%, 02/15/12                                   (a)                       2,765,000               2,820,300
=====================================================================================================================

HOME FURNISHINGS--0.10%
Sealy Mattress Co., Sr. Sub. Global Notes, 8.25%,
06/15/14                                                 (a)                         940,000                 951,750
=====================================================================================================================

HOMEBUILDING--0.30%
Technical Olympic USA, Inc., Sr. Unsec. Gtd. Global
Notes, 9.00%, 07/01/10                                   (a)                       2,875,000               2,896,562
=====================================================================================================================


HYI-QTR-1

                                                                                PRINCIPAL
                                                                                  AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES--3.40%
Grupo Posadas S.A. de C.V. (Mexico), Sr. Notes,
8.75%, 10/04/11 (Acquired 10/15/04-01/20/05; Cost
$1,806,875)                                              (a)(b)              $     1,750,000         $     1,857,187
---------------------------------------------------------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Global Notes,
7.50%, 10/15/13                                          (a)                       4,510,000               4,600,200
---------------------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc.,  Sr. Global Notes, 8.88%,
03/15/11                                                 (a)                       3,840,000               4,089,600
---------------------------------------------------------------------------------------------------------------------
NCL Corp., Sr. Notes, 11.63%, 07/15/14 (Acquired
07/06/05-09/08/05; Cost $5,416,894)                      (a)(b)                    5,095,000               5,337,013
---------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., Sr. Unsec. Global
Notes, 8.00%, 05/15/10                                   (a)                       2,845,000               3,072,600
---------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., Sr. Unsec. Unsub.
Global Notes, 8.75%, 02/02/11                            (a)                       6,330,000               7,117,452
---------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., Gtd.
Global Notes, 7.88%, 05/01/12                            (a)                       6,235,000               6,749,388
=====================================================================================================================
                                                                                                          32,823,440
=====================================================================================================================

HOUSEHOLD APPLIANCES--0.17%
Gregg Appliances, Inc., Sr. Notes, 9.00%, 02/01/13
(Acquired 08/18/05; Cost $1,799,125)                     (a)(b)                    1,850,000               1,674,250
=====================================================================================================================

HOUSEHOLD PRODUCTS--0.48%
Spectrum Brands, Inc., Sr. Unsec. Gtd. Sub. Global
Notes, 7.38%, 02/01/15                                   (a)                       5,320,000               4,641,700
=====================================================================================================================

HOUSEWARES & SPECIALTIES--0.37%
Ames True Temper, Inc., Sr. Sub. Global Notes,
10.00%, 07/15/12                                         (a)                       1,835,000               1,376,250
---------------------------------------------------------------------------------------------------------------------
Ames True Temper, Inc., Sr. Unsec. Gtd. Unsub.
Floating Rate Global Notes, 8.15%, 01/15/12              (a)(c)                    2,320,000               2,198,200
=====================================================================================================================
                                                                                                           3,574,450
=====================================================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--4.06%
AES Corp. (The), Sr. Unsec. Unsub. Notes, 7.75%,
03/01/14                                                 (a)                      12,960,000              13,494,600
---------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds, 8.54%,
11/30/19                                                 (a)                       6,891,812               7,667,141
---------------------------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada), Sr.
Unsec. Gtd. Notes, 8.50%, 05/01/08                       (a)(d)                    3,365,000               1,842,338
---------------------------------------------------------------------------------------------------------------------
Calpine Corp., Sr. Sec. Notes, 8.75%, 07/15/13
(Acquired 07/10/03-05/11/04; Cost $2,905,769)            (a)(b)(d)                 3,235,000               2,248,325
---------------------------------------------------------------------------------------------------------------------

Calpine Corp., Sr. Unsec. Notes, 8.75%, 07/15/07         (a)(d)                    3,850,000               2,329,250
---------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes, 8.90%,
07/15/08                                                 (a)                       4,140,000               4,460,850
---------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Gtd. Global Notes, 8.00%,
12/15/13                                                 (a)                       6,448,000               7,060,560
=====================================================================================================================
                                                                                                          39,103,064
=====================================================================================================================


HYI-QTR-1

                                                                                PRINCIPAL
                                                                                  AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY--0.70%

Aearo Co. I,  Sr. Sub. Global Notes, 8.25%, 04/15/12     (a)                 $     1,340,000         $     1,333,300
---------------------------------------------------------------------------------------------------------------------
Columbus McKinnon Corp., Sr. Sub. Notes, 8.88%,
11/01/13 (Acquired 08/16/05-10/06/05; Cost $2,792,638)   (a)(b)                    2,795,000               2,836,925
---------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., Sr. Notes, 7.38%, 08/01/08
(Acquired 08/11/04-09/16/05; Cost $2,637,913)            (a)(b)                    3,035,000               2,526,638
=====================================================================================================================
                                                                                                           6,696,863
=====================================================================================================================

INTEGRATED OIL & GAS--0.99%
Petrobras International Finance Co. (Brazil), Sr.
Unsec. Unsub. Global Notes, 9.13%, 07/02/13              (a)                       8,315,000               9,555,182
=====================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--2.12%
LCI International, Inc., Sr. Notes, 7.25%, 06/15/07      (a)                       8,305,000               8,201,188
---------------------------------------------------------------------------------------------------------------------
Madison River Capital, LLC/Madison River Finance
Corp., Sr. Unsec. Notes, 13.25%, 03/01/10                (a)                         530,000                 566,104
---------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., Unsec. Gtd. Global
Notes, 7.00%, 08/03/09                                   (a)(d)                    2,415,000               2,384,813
---------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., Unsec. Gtd. Unsub.
Global Notes, 7.25%, 02/15/11                            (a)                       1,915,000               1,838,400
---------------------------------------------------------------------------------------------------------------------
Qwest Communications International Inc., Sr. Unsec.
Gtd. Sub. Global Notes, 7.25%, 02/15/11                  (a)                       4,605,000               4,524,413
---------------------------------------------------------------------------------------------------------------------

Qwest Corp., Sr. Unsec. Global Notes, 7.88%, 09/01/11    (a)                       2,765,000               2,917,075
=====================================================================================================================
                                                                                                          20,431,993
=====================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.29%
E*TRADE Financial Corp., Sr. Notes, 7.38%, 09/15/13
(Acquired 09/14/05; Cost $2,775,000)                     (a)(b)                    2,775,000               2,747,250
=====================================================================================================================

IT CONSULTING & OTHER SERVICES--0.17%
Telcordia Technologies, Inc., Sr. Sub. Notes, 10.00%,
03/15/13 (Acquired 03/11/05; Cost $1,835,000)            (a)(b)                    1,835,000               1,633,150
=====================================================================================================================

METAL & GLASS CONTAINERS--3.24%
Constar International Inc., Sr. Sub. Notes, 11.00%,
12/01/12                                                 (a)(d)                    2,025,000               1,144,125
---------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A. (France), Sr. Sec.
Second Lien Global Notes, 9.50%, 03/01/11                (a)                       6,077,682               6,715,839
---------------------------------------------------------------------------------------------------------------------
Greif, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
8.88%, 08/01/12                                          (a)                       5,750,000               6,123,750
---------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr. Sec. Gtd.
Global Notes,
7.75%, 05/15/11                                          (a)                       2,740,000               2,835,900
---------------------------------------------------------------------------------------------------------------------
8.75%, 11/15/12                                          (a)                       3,725,000               4,004,375
---------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd.
Global Notes, 8.25%, 05/15/13                            (a)                       2,205,000               2,254,613
---------------------------------------------------------------------------------------------------------------------
Pliant Corp., Sr. Sec. PIK Global Notes, 11.63%,
06/15/09                                                 (a)                       5,292,589               5,729,228
---------------------------------------------------------------------------------------------------------------------


HYI-QTR-1

                                                                                PRINCIPAL
                                                                                  AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------
METAL & GLASS CONTAINERS-(CONTINUED)
U.S. Can Corp., Sr. Sec. Gtd. Global Notes 10.88%,
07/15/10                                                 (a)                 $     2,310,000         $     2,390,850
=====================================================================================================================
                                                                                                          31,198,680
=====================================================================================================================

MOVIES & ENTERTAINMENT--1.23%
AMC Entertainment Inc., Sr. Unsec. Sub. Global Notes,
8.00%, 03/01/14                                          (a)                       1,855,000               1,627,763
---------------------------------------------------------------------------------------------------------------------
AMC Entertainment Inc., Sr. Unsec. Sub. Global
Notes,  9.88%, 02/01/12                                  (a)                       3,750,000               3,609,375
---------------------------------------------------------------------------------------------------------------------
River Rock Entertainment Authority, Sr. Notes, 9.75%,
11/01/11                                                 (a)                       1,850,000               2,030,375
---------------------------------------------------------------------------------------------------------------------
Warner Music Group, Sr. Sub. Global Notes, 7.38%,
04/15/14                                                 (a)                       4,650,000               4,580,250
=====================================================================================================================
                                                                                                          11,847,763
=====================================================================================================================

MULTI-UTILITIES--0.11%
PSE&G Energy Holdings LLC, Unsec. Global Notes,
7.75%, 04/16/07                                          (a)                       1,000,000               1,022,500
=====================================================================================================================

OIL & GAS DRILLING--0.25%
Parker Drilling Co., Sr. Unsec. Gtd. Floating Rate
Global Notes, 8.62%, 09/01/10                            (a)(c)                    2,320,000               2,412,800
=====================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.00%
CHC Helicopter Corp. (Canada), Sr. Sub. Global Notes,
7.38%, 05/01/14                                          (a)                       2,215,000               2,237,150
---------------------------------------------------------------------------------------------------------------------
CHC Helicopter Corp. (Canada), Sr. Sub. Notes, 7.38%,
05/01/14 (Acquired 03/15/05; Cost $3,073,950)            (a)(b)                    2,970,000               2,999,700
---------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., Sr. Notes, 9.00%, 06/01/14       (a)                       1,855,000               2,035,863
---------------------------------------------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc., Sr. Notes, 6.13%,
12/01/14 (Acquired 09/29/05; Cost $2,332,375)            (a)(b)                    2,350,000               2,335,313
=====================================================================================================================
                                                                                                           9,608,026
=====================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.99%
Clayton Williams Energy, Inc., Sr. Notes, 7.75%,
08/01/13 (Acquired 07/14/05-08/29/05; Cost $4,610,181)   (a)(b)                    4,630,000               4,491,100
---------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd. (Canada), Sr. Unsec. Unsub.
Yankee Notes, 8.50%, 01/31/13                            (a)                       2,691,000               2,758,275
---------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., Sr. Unsec. Sub. Global Notes,
6.75%, 12/15/14                                          (a)                         920,000                 876,300
---------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., Sr. Sub. Notes, 7.00%,
02/01/14 (Acquired 09/28/05; Cost $1,410,000)            (a)(b)                    1,410,000               1,424,100
=====================================================================================================================
                                                                                                           9,549,775
=====================================================================================================================

OIL & GAS REFINING & MARKETING --1.53%
CITGO Petroleum Corp., Sr. Unsec. Global Notes,
6.00%, 10/15/11                                          (a)                       6,915,000               7,295,325
---------------------------------------------------------------------------------------------------------------------


HYI-QTR-1

                                                                                PRINCIPAL
                                                                                  AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------
OIL & GAS REFINING & MARKETING-(CONTINUED)
Premcor Refining Group Inc. (The), Sr. Unsec. Global
Notes, 7.50%, 06/15/15                                   (a)                 $     1,870,000         $     2,009,315
---------------------------------------------------------------------------------------------------------------------
United Refining Co., Sr. Unsec. Gtd. Global Notes,
10.50%, 08/15/12                                         (a)                       5,065,000               5,381,563
=====================================================================================================================
                                                                                                          14,686,203
=====================================================================================================================

OIL & GAS STORAGE & TRANSPORTATION--3.48%
El Paso CGP Co., Unsec. Notes, 7.75%, 06/15/10           (a)                       7,215,000               7,323,225
---------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., Sr. Unsec. Gtd.
Global Notes, 7.75%, 06/01/13                            (a)                       4,565,000               4,724,775
---------------------------------------------------------------------------------------------------------------------
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Global
Notes, 6.88%, 12/15/14                                   (a)                       1,380,000               1,297,200
---------------------------------------------------------------------------------------------------------------------
MarkWest Energy Partners, L.P./MarkWest Energy
Finance Corp., Sr. Notes, 6.88%, 11/01/14 (Acquired
10/19/04-10/31/05; Cost $5,066,213)                      (a)(b)                    5,035,000               4,883,950
---------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners, L.P./Pacific Energy Finance
Corp., Sr. Unsec. Global Notes, 7.13%, 06/15/14          (a)                       2,300,000               2,409,250
---------------------------------------------------------------------------------------------------------------------
Sonat Inc., Sr. Unsec. Notes, 7.63%, 07/15/11            (a)(d)                    8,340,000               8,402,550
---------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Sr. Unsub. Global Notes,
8.88%, 03/15/10                                          (a)                       1,450,000               1,555,125
---------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), Notes, 7.13%, 09/01/11        (a)                       2,810,000               2,925,913
=====================================================================================================================
                                                                                                          33,521,988
=====================================================================================================================

PACKAGED FOODS & MEATS--0.50%
Del Monte Foods Co., Sr. Unsec. Sub. Global Notes,
8.63%, 12/15/12                                          (a)                       1,840,000               1,968,800
---------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., Sr. Global Notes, 7.00%,
08/01/11                                                 (a)                       2,755,000               2,823,875
=====================================================================================================================
                                                                                                           4,792,675
=====================================================================================================================

PAPER PACKAGING--0.43%
Jefferson Smurfit Corp. (U.S.), Sr. Unsec. Gtd.
Unsub. Global Notes, 7.50%, 06/01/13                     (a)(d)                    3,565,000               3,244,150
---------------------------------------------------------------------------------------------------------------------
Norampac Inc. (Canada), Sr. Global Notes, 6.75%,
06/01/13                                                 (a)                         935,000                 883,575
=====================================================================================================================
                                                                                                           4,127,725
=====================================================================================================================

PAPER PRODUCTS--3.47%
Bowater Inc., Global Notes, 6.50%, 06/15/13              (a)(d)                    7,270,000               6,452,125
---------------------------------------------------------------------------------------------------------------------
Cascades Inc. (Canada), Sr. Unsec. Global Notes,
7.25%, 02/15/13                                          (a)                       2,855,000               2,569,500
---------------------------------------------------------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sec. Gtd. Global Notes,
9.75%, 03/15/10                                          (a)                       4,850,000               4,728,750
---------------------------------------------------------------------------------------------------------------------
Domtar Inc. (Canada), Yankee Notes, 7.13%, 08/15/15      (a)                       1,855,000               1,576,750
---------------------------------------------------------------------------------------------------------------------
Fraser Papers Inc. (Canada), Sr. Unsec. Gtd. Notes,
8.75%, 03/15/15 (Acquired 03/10/05; Cost $2,755,000)     (a)(b)                    2,755,000               2,410,625
---------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Gtd. Global Notes, 7.38%,
07/15/08                                                 (a)                       3,850,000               4,023,250
---------------------------------------------------------------------------------------------------------------------


HYI-QTR-1

                                                                                PRINCIPAL
                                                                                  AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------
PAPER PRODUCTS-(CONTINUED)
Georgia-Pacific Corp., Sr. Unsec. Gtd. Global Notes,
8.88%, 02/01/10                                          (a)                 $     4,825,000         $     5,385,906
---------------------------------------------------------------------------------------------------------------------
Mercer International Inc., Sr. Global Notes, 9.25%,
02/15/13                                                 (a)                       2,760,000               2,332,200
---------------------------------------------------------------------------------------------------------------------
Neenah Paper Inc., Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/14                                          (a)                       2,070,000               1,914,750
---------------------------------------------------------------------------------------------------------------------
Tembec Industries Inc. (Canada), Sr. Unsec. Gtd.
Global Notes, 8.50%, 02/01/11                            (a)                         152,682                  98,480
---------------------------------------------------------------------------------------------------------------------
Tembec Industries Inc. (Canada), Sr. Unsec. Gtd.
Yankee Notes, 8.63%, 06/30/09                            (a)(d)                    2,810,000               1,938,900
=====================================================================================================================
                                                                                                          33,431,236
=====================================================================================================================

PERSONAL PRODUCTS--1.16%
NBTY, Inc., Sr. Sub. Notes, 7.13%, 10/01/15 (Acquired
09/16/05; Cost $1,823,753)                               (a)(b)                    1,840,000               1,803,200
---------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., Sr. Sec. Global Notes, 8.00%,
03/01/11                                                 (a)                       5,545,000               5,794,525
---------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., Sr. Unsec. Sub.
Notes,  8.63%, 02/01/08                                  (a)(d)                    3,705,000               3,556,800
=====================================================================================================================
                                                                                                          11,154,525
=====================================================================================================================

PHARMACEUTICALS--0.74%
Athena Neurosciences Finance, LLC, Sr. Unsec. Gtd.
Unsub. Notes, 7.25%, 02/21/08                            (a)                       1,540,000               1,489,950
---------------------------------------------------------------------------------------------------------------------
Elan Finance PLC/Elan Finance Corp. (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 7.75%, 11/15/11            (a)                         920,000                 814,200
---------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International, Sr. Unsec.
Global Notes, 7.00%, 12/15/11                            (a)                       4,875,000               4,814,063
=====================================================================================================================
                                                                                                           7,118,213
=====================================================================================================================

PUBLISHING--0.68%
Dex Media Inc., Unsec. Disc. Global Notes, 9.00%,
11/15/13                                                 (a)(h)                    2,770,000               2,174,450
---------------------------------------------------------------------------------------------------------------------
PRIMEDIA Inc., Sr. Global Notes, 8.00%, 05/15/13         (a)(d)                    4,790,000               4,406,800
=====================================================================================================================
                                                                                                           6,581,250
=====================================================================================================================

RAILROADS--1.47%
Grupo Transportacion Ferroviaria Mexicana, S.A. de
C.V. (Mexico), Sr. Gtd. Yankee Notes, 10.25%,
06/15/07                                                 (a)                       3,645,000               3,918,375
---------------------------------------------------------------------------------------------------------------------
Grupo Transportacion Ferroviaria Mexicana, S.A. de
C.V. (Mexico), Sr. Notes, 9.38%, 05/01/12 (Acquired
04/13/05-06/28/05; Cost $5,658,563)                      (a)(b)                    5,610,000               6,086,850
---------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railroad, Sr. Unsec. Gtd. Global
Notes, 9.50%, 10/01/08                                   (a)                       3,829,000               4,173,610
=====================================================================================================================
                                                                                                          14,178,835
=====================================================================================================================

REAL ESTATE--1.04%
Host Marriott L.P.-Series G, Sr. Gtd. Global Notes,
9.25%, 10/01/07                                          (a)                       4,420,000               4,701,775
---------------------------------------------------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes, 6.50%,
12/15/13                                                 (a)                       3,690,000               3,765,497
---------------------------------------------------------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec.
Gtd. Global Notes, 8.75%, 05/01/09                       (a)                       1,430,000               1,540,825
=====================================================================================================================
                                                                                                          10,008,097
=====================================================================================================================


HYI-QTR-1

                                                                                PRINCIPAL
                                                                                  AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------
REGIONAL BANKS--0.81%
Western Financial Bank, Unsec. Sub. Deb., 9.63%,
05/15/12                                                 (a)                 $     6,825,000         $     7,763,438
=====================================================================================================================

RESTAURANTS--0.27%
Landry's Restaurants, Inc.-Series B, Sr. Unsec. Gtd.
Unsub. Global Notes, 7.50%, 12/15/14                     (a)                       2,790,000               2,580,750
=====================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.00%
Amkor Technology, Inc., Sr. Unsec. Global Notes,
7.75%, 05/15/13                                          (a)                             536                     458
=====================================================================================================================

SEMICONDUCTORS--0.87%
Advanced Micro Devices, Inc., Sr. Unsec. Global
Notes, 7.75%, 11/01/12                                   (a)                       1,780,000               1,797,800
---------------------------------------------------------------------------------------------------------------------
MagnaChip Semiconductor S.A./MagnaChip Semiconductor
Finance Co., Sr. Unsec. Sub. Global Notes, 8.00%,
12/15/14                                                 (a)                         920,000                 839,500
---------------------------------------------------------------------------------------------------------------------
STATS ChipPAC Ltd. (Singapore), Sr. Unsec. Gtd.
Global Notes, 6.75%, 11/15/11                            (a)                       3,705,000               3,598,481
---------------------------------------------------------------------------------------------------------------------
Viasystems Inc., Sr. Unsec. Sub. Global Notes,
10.50%, 01/15/11                                         (a)                       2,220,000               2,153,400
=====================================================================================================================
                                                                                                           8,389,181
=====================================================================================================================

SPECIALIZED CONSUMER SERVICES--0.10%
Coinmach Corp., Sr. Unsec. Gtd. Global Notes, 9.00%,
02/01/10                                                 (a)                         920,000                 933,800
=====================================================================================================================

SPECIALTY CHEMICALS--3.28%
Huntsman Advanced Materials LLC, Sr. Sec. Gtd. Global
Notes, 11.00%, 07/15/10                                  (a)                       2,320,000               2,601,300
---------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, Sr. Unsec. Gtd. Global
Notes, 9.88%, 03/01/09                                   (a)                       7,130,000               7,539,975
---------------------------------------------------------------------------------------------------------------------
Millennium America Inc., Sr. Unsec. Gtd. Global
Notes, 9.25%, 06/15/08                                   (a)                       7,027,000               7,554,025
---------------------------------------------------------------------------------------------------------------------
Nalco Co., Sr. Unsec. Sub. Global Notes, 8.88%,
11/15/13                                                 (a)(d)                    4,415,000               4,536,413
---------------------------------------------------------------------------------------------------------------------
OM Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
9.25%, 12/15/11                                          (a)                       4,625,000               4,486,250
---------------------------------------------------------------------------------------------------------------------
PolyOne Corp., Sr. Unsec. Gtd. Global Notes, 10.63%,
05/15/10                                                 (a)                       3,088,000               3,064,840
---------------------------------------------------------------------------------------------------------------------
Rhodia S.A. (France), Sr. Unsec. Global Notes, 7.63%,
06/01/10                                                 (a)                       1,860,000               1,827,450
=====================================================================================================================
                                                                                                          31,610,253
=====================================================================================================================

SPECIALTY STORES--1.54%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes,
7.13%, 10/15/14                                          (a)                       5,050,000               4,519,750
---------------------------------------------------------------------------------------------------------------------
Couche-Tard U.S. L.P./Couche-Tard Finance Corp., Sr.
Sub. Global Notes, 7.50%, 12/15/13                       (a)                       2,300,000               2,346,000
---------------------------------------------------------------------------------------------------------------------
Nebraska Book Co., Inc., Sr. Unsec. Sub. Global
Notes, 8.63%, 03/15/12                                   (a)                       2,775,000               2,608,500
---------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), Sr. Sub. Global Notes, 7.75%,
02/15/14                                                 (a)                       5,375,000               5,307,813
=====================================================================================================================
                                                                                                          14,782,063
=====================================================================================================================


HYI-QTR-1

                                                                                PRINCIPAL
                                                                                  AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------
STEEL--0.66%
Chapparal Steel Co., Sr. Unsec. Notes, 10.00%,
07/15/13 (Acquired 06/29/05; Cost $1,855,000)            (a)(b)              $     1,855,000         $     1,929,200
---------------------------------------------------------------------------------------------------------------------
IPSCO Inc. (Canada), Sr. Global Notes, 8.75%,
06/01/13                                                 (a)                       3,980,000               4,427,750
=====================================================================================================================
                                                                                                           6,356,950
=====================================================================================================================

TEXTILES--0.36%
INVISTA, Sr. Notes, 9.25%, 05/01/12 (Acquired
04/23/04; Cost $3,210,000)                               (a)(b)                    3,210,000               3,466,800
=====================================================================================================================

TIRES & RUBBER--0.40%
Cooper-Standard Automotive Inc., Sr. Unsec. Gtd.
Global Notes, 7.00%, 12/15/12                            (a)                       2,820,000               2,453,400
---------------------------------------------------------------------------------------------------------------------
Cooper-Standard Automotive Inc., Sr. Unsec. Gtd. Sub.
Global Notes, 8.38%, 12/15/14                            (a)                       1,830,000               1,381,650
=====================================================================================================================
                                                                                                           3,835,050
=====================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.21%
Wesco Distribution Inc., Sr. Sub. Notes, 7.50%,
10/15/17 (Acquired 09/22/05; Cost $1,980,000)            (a)(b)                    1,980,000               1,999,800
=====================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--6.65%
AirGate PCS, Inc., Sr. Sec. Gtd. Floating Rate Global
Notes, 7.90%, 10/15/11                                   (a)(c)                    1,395,000               1,436,850
---------------------------------------------------------------------------------------------------------------------
Alamosa (Delaware), Inc., Sr. Unsec. Gtd. Notes,
12.00%, 07/31/09                                         (a)                       2,423,000               2,671,358
---------------------------------------------------------------------------------------------------------------------
American Tower Corp., Sr. Unsec. Global Notes, 7.13%,
10/15/12                                                 (a)                       4,585,000               4,768,400
---------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/ Centennial
Communications Corp., Sr. Unsec. Gtd. Global Notes,
10.13%, 06/15/13                                         (a)                       5,570,000               6,238,400
---------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Sr. Floating Rate Notes,
8.40%, 10/15/12 (Acquired 09/07/05; Cost $1,850,000)     (a)(b)(c)                 1,850,000               1,785,250
---------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Sr. Global Notes, 8.88%,
10/01/13                                                 (a)(d)                    4,675,000               4,604,875
---------------------------------------------------------------------------------------------------------------------
Innova, S. de R.L. (Mexico), Unsec. Global Notes,
9.38%, 09/19/13                                          (a)                       8,355,000               9,368,044
---------------------------------------------------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Global Notes, 11.50%, 05/01/12    (a)                       3,805,000               4,318,675
---------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.-Series F, Sr. Unsec.
Notes, 5.95%, 03/15/14                                   (a)                       4,600,000               4,619,412
---------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., Sr. Global Notes, 8.13%,
07/01/11                                                 (a)                       3,710,000               3,978,975
---------------------------------------------------------------------------------------------------------------------
Rogers Wireless Communications Inc. (Canada), Sr.
Sec. Global Notes, 7.25%, 12/15/12                       (a)                       2,295,000               2,426,963
---------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., Sr. Unsec. Global Notes, 9.88%,
02/01/10                                                 (a)                       3,690,000               3,856,050
---------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.-Series B, Sr. Unsec. Sub. Notes,
9.63%, 05/15/08                                          (a)(d)                    1,855,000               1,887,463
---------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Global Notes,
8.50%, 12/01/12                                          (a)                       1,209,000               1,326,878
---------------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications
Corp., Sr. Unsec. Disc. Global Notes, 9.75%, 12/15/11    (a)(h)                    6,406,000               5,845,475
---------------------------------------------------------------------------------------------------------------------



HYI-QTR-1

                                                                                PRINCIPAL
                                                                                  AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)
UbiquiTel Operating Co., Sr. Global Notes, 9.88%,
03/01/11                                                 (a)                 $       915,000         $       999,638
---------------------------------------------------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Sec. First Priority
Floating Rate Global Notes, 8.12%, 06/15/10              (a)(c)                    2,765,000               2,871,453
---------------------------------------------------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Sec. Second Priority
Global Notes, 10.00%, 06/15/12                           (a)                         920,000               1,045,534
=====================================================================================================================
                                                                                                          64,049,693
=====================================================================================================================

Total Bonds & Notes (Cost $880,526,547)                                                                  882,250,364
_____________________________________________________________________________________________________________________
=====================================================================================================================

                                                                                  SHARES
STOCKS & OTHER EQUITY INTERESTS--3.77%
BROADCASTING & CABLE TV--0.89%

Knology, Inc.                                            (i)                          50,922                  96,752
---------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc.                                    (i)                         361,044               8,235,414
---------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Inc.-Wts., expiring 03/15/10          (j)                           3,470                 173,500
=====================================================================================================================
                                                                                                           8,505,666
=====================================================================================================================

COMMUNICATIONS EQUIPMENT--0.00%
Loral Space & Communications Ltd.-Wts., expiring
12/26/06                                                 (j)                          74,000                     370
=====================================================================================================================

CONSTRUCTION MATERIALS--0.00%
Dayton Superior Corp.-Wts., expiring 06/15/09
(Acquired 08/07/00-01/30/01; Cost $10,000)               (b)(k)(l)                    10,780                       0
=====================================================================================================================

GENERAL MERCHANDISE STORES--0.00%
Travelcenters of America, Inc.-Wts., expiring
05/01/09                                                 (a)(j)                       14,700                  18,375
---------------------------------------------------------------------------------------------------------------------
Travelcenters of America, Inc.-Wts., expiring
05/01/09                                                 (a)(j)                        4,900                   6,125
=====================================================================================================================
                                                                                                              24,500
=====================================================================================================================

HOME FURNISHINGS--0.00%
O'Sullivan Industries, Inc.-Series B, Pfd.-Wts,
expiring 11/05/09 (Acquired 06/13/00; Cost $0)           (b)(j)(k)(l)                 21,155                       0
---------------------------------------------------------------------------------------------------------------------
O'Sullivan Industries, Inc-Wts, expiring 11/15/09
(Acquired 06/13/00; Cost $0)                             (b)(j)(k)(l)                 21,155                       0
=====================================================================================================================
                                                                                                                   0
=====================================================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.90%
AES Trust VII, $3.00 Conv. Pfd.                                                      177,000               8,673,000
=====================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.00%
McLeodUSA Inc.-Wts., expiring 04/16/07                   (j)                         117,164                     668
---------------------------------------------------------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
07/21/00-11/15/00; Cost $214,160)                        (b)(j)(k)(l)                 33,035                       0
=====================================================================================================================
                                                                                                                 668
=====================================================================================================================


HYI-QTR-1

                                                                                  SHARES                  VALUE
---------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.98%

Alamosa Holdings, Inc.-Series B, $18.75 Conv. Pfd.       (a)                           6,433         $     7,260,927
---------------------------------------------------------------------------------------------------------------------
American Tower Corp.-Wts., expiring 08/01/08
(Acquired 01/22/03-04/29/03; Cost $414,167)              (a)(b)(j)                     7,220               2,432,021
---------------------------------------------------------------------------------------------------------------------
iPCS, Inc.                                                                           240,253               9,369,867
                                                         (i)
=====================================================================================================================
                                                                                                          19,062,815
=====================================================================================================================

Total Stocks & Other Equity Interests (Cost
$25,234,902)                                                                                              36,267,019
_____________________________________________________________________________________________________________________
=====================================================================================================================

                                                                                PRINCIPAL
                                                                                  AMOUNT
BUNDLED SECURITIES--1.17%
Targeted Return Index Securities Index Trust-Series
HY 2005-1, Sec. Bonds, 7.65%, 06/15/15 (Acquired
07/20/05; Cost $11,760,758)                              (a)(b)(d)           $    11,145,854              11,303,879
=====================================================================================================================

TOTAL INVESTMENTS--96.56% (excluding investments
purchased with cash collateral from securities
loaned) (Cost $917,522,207)                                                                              929,821,262
_____________________________________________________________________________________________________________________
=====================================================================================================================

                                                                                  SHARES
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED
MONEY MARKET FUNDS--4.46%

Liquid Assets Portfolio-Institutional Class              (m)(n)                   21,476,080              21,476,080
---------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                 (m)(n)                   21,476,080              21,476,080
=====================================================================================================================
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $42,952,160)                                                     42,952,160
=====================================================================================================================


TOTAL INVESTMENTS--101.02%  (Cost $960,474,367)                                                          972,773,422
=====================================================================================================================
OTHER ASSETS LESS LIABILITIES--(1.02%)                                                                   (9,791,468)
=====================================================================================================================
NET ASSETS--100.00%                                                                                     $962,981,954
_____________________________________________________________________________________________________________________
=====================================================================================================================


HYI-QTR-1

Investment Abbreviations:

Conv.                                                    Convertible
Ctfs.                                                    Certificates
Deb.                                                     Debentures
Disc.                                                    Discounted
Gtd.                                                     Guaranteed
Pfd.                                                     Preferred
PIK                                                      Payment in Kind
Sec.                                                     Secured
Sr.                                                      Senior
Sub.                                                     Subordinated
Unsec.                                                   Unsecured
Unsub.                                                   Unsubordinated
Wts.                                                     Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2005 was $902,769,504, which represented 93.75% of the Fund's Net Assets. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2005 was $123,903,892, which represented 12.87% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on October 31, 2005.

(d) All or a portion of this security has been pledged as collateral for securities lending transactions at October 31, 2005.

(e) Defaulted security. Adelphia Communications Corp. and Delphi Corp. have filed for protection under Chapter 11 of the U.S. Bankruptcy Code. Pegasus Communications Corp. is in default with respect to interest payments. The aggregate value of these securities at October 31, 2005 was $17,262,262, which represented 1.79% of the Fund's Net Assets.

(f) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 4.

(g) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on October 31, 2005.

(h) Discounted note at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i)  Non-income producing security.

(j) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(k) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at October 31, 2005 was $0, which represented 0% of the Fund's Net Assets.

(l) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2005 was $0, which represented 0% of the Fund's Net Assets.

(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(n) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


     See accompanying Notes to Financial Statements which are an integral part of this schedule.


HYI-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following


HYI-QTR-1
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


HYI-QTR-1

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

G. LOWER-RATED SECURITIES -- The Fund may invest 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors claims.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.


HYI-QTR-1

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          CHANGE IN
                                                           PROCEEDS       UNREALIZED                                    REALIZED
                               VALUE       PURCHASES         FROM        APPRECIATION      VALUE         DIVIDEND         GAIN
FUND                         07/31/05       AT COST         SALES       (DEPRECIATION)    10/31/05        INCOME         (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
Class                        $       --   $ 33,512,703   $(33,512,703)   $         --   $         --   $     18,100   $         --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class                  --     33,512,703    (33,512,703)             --             --         18,105             --

==================================================================================================================================
   SUBTOTAL                  $            $ 67,025,406   $(67,025,406)   $         --   $         --   $     36,205   $         --
==================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                           CHANGE IN
                                                            PROCEEDS       UNREALIZED                                    REALIZED
                                VALUE        PURCHASES        FROM        APPRECIATION       VALUE        DIVIDEND         GAIN
FUND                          07/31/05        AT COST        SALES       (DEPRECIATION)    10/31/05        INCOME*        (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class         $         --   $ 28,365,445   $ (6,889,365)   $         --   $ 21,476,080   $     39,098   $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class                   --     30,588,345     (9,112,265)             --     21,476,080         39,491             --

===================================================================================================================================
   SUBTOTAL                 $         --   $ 58,953,790   $(16,001,630)   $         --   $ 42,952,160   $     78,589   $         --
===================================================================================================================================
   TOTAL                    $         --   $125,979,196   $(83,027,036)   $         --   $ 42,952,160   $    114,794   $         --
===================================================================================================================================

* Net of compensation to counterparties.


NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.


HYI-QTR-1

     At October 31, 2005, securities with an aggregate value of $41,760,815 were on loan to brokers. The loans were secured by cash collateral of $42,952,160 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended October 31, 2005, the Fund received dividends on cash collateral of $78,589 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- FUTURES CONTRACTS

On October 31, 2005, $500,000 principal amount of corporate obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                  OPEN FUTURES CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------
                                                                                             UNREALIZED
                                NO. OF               MONTH/               VALUE            (DEPRECIATION)
CONTRACT                      CONTRACTS            COMMITMENT            10/31/05           APPRECIATION
--------                     ------------         ------------         ------------        --------------
U.S. Treasury
10 Year Bonds                         138          Dec-05/Long         $ 14,966,531         $    (80,471)
---------------------------------------------------------------------------------------------------------

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2005 was $112,777,133 and $209,592,396, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     Receivable for investments matured represents the estimated proceeds to the Fund by Adelphia Communications Corp. which is in default with respect to the principal payments on $5,085,000 par value, Senior Unsecured Notes, 9.50%, which were due March 1, 2005. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities             $ 39,816,075
------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (31,692,780)
------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                   $  8,123,295
====================================================================================
Cost of investments for tax purposes is $964,650,127


HYI-QTR-1
                                      F-21

                                AIM INCOME FUND
          Quarterly Schedule of Portfolio Holdings - October 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

AIMinvestments.com                 INC-QTR-1 10/05            AIM Advisors, Inc.

SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

                                                                                              PRINCIPAL
                                                                                                AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-75.78%
ASSET MANAGEMENT & CUSTODY BANKS-0.72%
Bank of New York Institutional Capital Trust-Series A, Trust Pfd.
Bonds, 7.78%, 12/01/26 (Acquired 06/12/03; Cost $3,715,292)                   (a)(b)       $      3,115,000    $   3,314,734
----------------------------------------------------------------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Unsec. Sub. Notes, 5.50%, 09/15/15              (a)                 1,425,000        1,388,363
============================================================================================================================
                                                                                                                   4,703,097
============================================================================================================================

AUTO PARTS & EQUIPMENT-0.00%
Dura Operating Corp.-Series B, Sr. Unsec. Gtd. Global Notes, 8.63%, 04/15/12  (a)                    16,768           14,337
============================================================================================================================

AUTOMOBILE MANUFACTURERS-1.08%
DaimlerChrysler North America Holding Corp., Gtd. Global Notes, 6.40%,
05/15/06                                                                      (a)                 1,870,000        1,885,072
----------------------------------------------------------------------------------------------------------------------------

DaimlerChrysler North America Holding Corp., Unsec. Gtd. Unsub. Global
Notes, 7.25%, 01/18/06                                                        (a)                 2,525,000        2,537,145
----------------------------------------------------------------------------------------------------------------------------

DaimlerChrysler North America Holding Corp.-Series D, Gtd. Floating
Rate Medium Term Notes, 4.43%, 05/24/06                                       (a)(c)              2,700,000        2,706,196
============================================================================================================================
                                                                                                                   7,128,413
============================================================================================================================

BROADCASTING & CABLE TV-5.12%
Adelphia Communications Corp., Sr. Unsec. Notes, 10.88%, 10/01/10             (a)(d)              3,600,000        2,358,000
----------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp.-Series B, Sr. Floating Rate Global Notes,
8.72%, 04/01/09                                                               (a)(e)              1,480,000        1,520,700
----------------------------------------------------------------------------------------------------------------------------

Charter Communications Operating, LLC/Charter Communications Operating
Capital Corp., Sr. Second Lien Notes, 8.00%, 04/30/12 (Acquired
05/11/04; Cost $1,771,000)                                                    (a)(b)              1,840,000        1,858,400
----------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 10.63%, 07/15/12                                (a)                 3,175,000        4,000,881
----------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Sr. Unsec. Notes, 6.88%, 02/15/06                              (a)                 2,170,000        2,184,018
----------------------------------------------------------------------------------------------------------------------------
8.38%, 11/01/05                                                               (a)                   330,000          331,610
----------------------------------------------------------------------------------------------------------------------------

Comcast Corp., Sr. Unsec. Sub. Notes, 10.50%, 06/15/06                        (a)                 5,930,000        6,160,558
----------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Sr. Unsec. Unsub. Notes, 6.38%, 01/30/06                       (a)                 1,000,000        1,004,490
----------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Unsec. Gtd. Global Notes, 9.46%, 11/15/22                      (a)                 2,300,000        2,983,698
----------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes, 7.75%, 08/15/06                       (a)                   215,000          219,721
----------------------------------------------------------------------------------------------------------------------------

Cox Radio, Inc., Sr. Unsec. Notes,  6.63%, 02/15/06                           (a)                 3,515,000        3,535,246
----------------------------------------------------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV -(CONTINUED)
CSC Holdings, Inc.-Series B, Sr. Unsec. Unsub. Notes, 7.63%, 04/01/11         (a)          $        645,000    $     648,225
----------------------------------------------------------------------------------------------------------------------------

CSC Holdings Inc., Sr. Unsec. Notes, 7.88%, 12/15/07                          (a)                 1,925,000        1,985,156
----------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp, Sr. Unsec. Gtd. Unsub. Notes, 6.75%, 11/15/05            (a)                 2,981,000        2,982,565
----------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr. Unsec. Deb., 8.38%, 03/15/23          (a)                 1,600,000        1,886,304
============================================================================================================================
                                                                                                                  33,659,572
============================================================================================================================

COMMERCIAL PRINTING-0.26%
Deluxe Corp., Medium Term Notes, 2.75%, 09/15/06                              (a)                 1,770,000        1,736,972
============================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.00%
Terex Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.38%, 01/15/14               (a)                    16,768           16,684
============================================================================================================================

CONSUMER FINANCE-7.06%
Capital One Capital I, Sub. Floating Rate Trust Pfd. Bonds, 5.24%,
02/01/27 (Acquired 09/15/04-09/16/04; Cost $2,339,002)                        (a)(b)(c)           2,300,000        2,307,521
----------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec. Notes, 7.25%, 05/01/06                (a)                 2,010,000        2,036,070
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Notes, 6.38%, 12/15/05                                 (a)                   910,000          910,073
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Global Notes, 6.88%, 02/01/06                   (a)                20,755,000       20,775,340
----------------------------------------------------------------------------------------------------------------------------

Ford Motor Credit Co., Unsec. Notes, 6.13%, 01/09/06                          (a)                 1,510,000        1,509,003
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Floating Rate Medium Term Notes,
4.68%, 05/18/06                                                               (a)(c)             19,000,000(f)    18,886,760
============================================================================================================================
                                                                                                                  46,424,767
============================================================================================================================

DISTILLERS & VINTNERS-0.30%
Constellation Brands, Inc.-Series B, Sr. Gtd. Sub. Notes, 8.13%, 01/15/12     (a)                 1,900,000       1,985,500
============================================================================================================================

DIVERSIFIED BANKS-6.41%
AB Spintab (Sweden), Bonds, 7.50%,  (Acquired 02/12/04-11/22/04; Cost
$4,228,740)                                                                   (a)(b)(g)           3,790,000        3,870,996
----------------------------------------------------------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub. Yankee Notes, 7.35%,                (a)(g)              3,229,000        3,312,340
----------------------------------------------------------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06 (Acquired 03/05/03; Cost
$598,887)                                                                     (a)(b)                540,000          542,376
----------------------------------------------------------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong), Unsec. Sub. Notes, 9.03%, 03/15/29
(Acquired 04/21/05-04/22/05; Cost $6,649,844)                                 (a)(b)              5,340,000        6,826,976
----------------------------------------------------------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating Rate Trust Pfd. Notes,
4.39%, 06/08/28                                                               (a)(c)              2,675,000        2,592,102
----------------------------------------------------------------------------------------------------------------------------

Centura Capital Trust I, Gtd. Trust Pfd. Notes, 8.85%, 06/01/27
(Acquired 05/22/03-11/22/04; Cost $6,116,283)                                 (a)(b)              4,840,000        5,280,634
----------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, Unsec. Global Notes, 6.88%, 03/15/12           (a)                 2,100,000        2,299,122
----------------------------------------------------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)
Danske Bank A.S. (Denmark), First Tier Bonds, 5.91% (Acquired 06/07/04;
Cost $2,100,000)                                                              (a)(b)(g)    $      2,100,000    $   2,165,457
----------------------------------------------------------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Trust Pfd. Notes, 8.23%, 02/01/27          (a)                 3,790,000        4,069,816
----------------------------------------------------------------------------------------------------------------------------

Golden State Bancorp Inc., Sub. Deb., 10.00%, 10/01/06                        (a)                    75,000           78,283
----------------------------------------------------------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1, Unsec. Sub. Floating Rate
Euro Notes, 3.88%                                                             (a)(e)(g)           2,300,000        2,015,736
----------------------------------------------------------------------------------------------------------------------------
National Bank of Canada (Canada), Floating Rate Euro Deb., 4.19%, 08/29/87    (a)(e)              2,700,000        2,269,698
----------------------------------------------------------------------------------------------------------------------------

National Westminster Bank PLC (United Kingdom)-Series B, Unsec. Sub.
Floating Rate Euro Notes, 4.25%                                               (a)(e)(g)           3,270,000        2,834,292
----------------------------------------------------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb., 8.25%, 11/01/24                     (a)                 2,080,000        2,637,794
----------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust Pfd. Global Notes, 5.51%                    (a)(g)              1,350,000        1,338,457
============================================================================================================================
                                                                                                                  42,134,079
============================================================================================================================

DIVERSIFIED CHEMICALS-0.72%
Dow Capital B.V. (Netherlands)-Series G, Medium Term Yankee Notes,
8.64%, 06/01/22                                                               (a)                 3,780,000        4,732,976
----------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-0.55%

Cendant Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/06                       (a)                 3,525,000        3,579,285
----------------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES-3.70%
AmerenEnergy Generating Co.-Series C, Sr. Unsec. Global Notes, 7.75%,
11/01/05                                                                      (a)                   895,000          894,893
----------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York-Series A, Unsec. Deb.,  7.75%, 06/01/26   (a)                 3,050,000        3,056,283
----------------------------------------------------------------------------------------------------------------------------

Duke Capital LLC, Sr. Unsec. Notes, 4.30%, 05/18/06                           (a)                 2,750,000        2,745,682
----------------------------------------------------------------------------------------------------------------------------

Korea Electric Power Corp. (South Korea), Unsec. Putable Gtd. Yankee
Deb.,  7.95%, 04/01/16                                                        (a)(h)              5,630,000        3,293,719
----------------------------------------------------------------------------------------------------------------------------
Pepco Holdings, Inc., Unsec. Unsub. Notes, 3.75%, 02/15/06                    (a)                 4,461,000        4,450,561
----------------------------------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp., Sr. Unsec. Notes, 6.40%, 04/01/06                (a)                 1,320,000        1,329,557
----------------------------------------------------------------------------------------------------------------------------

Progress Energy, Inc., Sr. Unsec. Notes, 6.75%, 03/01/06                      (a)                 8,520,000        8,580,492
============================================================================================================================
                                                                                                                  24,351,187
============================================================================================================================

FOOD RETAIL-0.78%

Kroger Co. (The), Sr. Unsec. Gtd. Notes, 7.63%, 09/15/06                      (a)                 2,099,000        2,145,451
----------------------------------------------------------------------------------------------------------------------------
Safeway Inc., Sr. Unsec. Floating Rate Notes, 4.16%, 11/01/05                 (a)(c)              2,690,000        2,689,650
----------------------------------------------------------------------------------------------------------------------------
Safeway Inc., Sr. Unsec. Notes, 6.15%, 03/01/06                               (a)                   280,000          281,266
============================================================================================================================
                                                                                                                   5,116,367
============================================================================================================================

                                                                                              PRINCIPAL
                                                                                                AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES-0.20%
Columbia Energy Group-Series C, Notes, 6.80%, 11/28/05                        (a)          $      1,285,000    $   1,287,030
----------------------------------------------------------------------------------------------------------------------------

GENERAL MERCHANDISE STORES-0.14%
Pantry, Inc. (The), Sr. Sub. Global Notes, 7.75%, 02/15/14                    (a)                   920,000          908,500
----------------------------------------------------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS-0.38%

Cardinal Health, Inc., Sr. Unsec. Notes, 7.30%, 10/15/06                      (a)                 2,445,000        2,498,472
----------------------------------------------------------------------------------------------------------------------------

HEALTH CARE FACILITIES-0.74%

HCA Inc., Medium Term Notes, 8.85%, 01/01/07                                  (a)                 2,250,000        2,329,762
----------------------------------------------------------------------------------------------------------------------------
HCA Inc., Notes, 7.00%, 07/01/07                                              (a)                 2,460,000        2,525,879
============================================================================================================================
                                                                                                                   4,855,641
============================================================================================================================

HEALTH CARE SERVICES-0.91%

Caremark Rx, Inc., Sr. Unsec. Notes, 7.38%, 10/01/06                          (a)                 3,555,000        3,626,704
----------------------------------------------------------------------------------------------------------------------------

Orlando Lutheran Towers Inc., Bonds, 7.75%, 07/01/11                          (a)                 2,395,000        2,375,241
============================================================================================================================
                                                                                                                   6,001,945
============================================================================================================================

HOMEBUILDING-1.38%

D.R. Horton, Inc., Sr. Unsec. Gtd. Notes, 8.00%, 02/01/09                     (a)                 2,725,000        2,908,937
----------------------------------------------------------------------------------------------------------------------------

D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%, 08/15/11                          (a)                 5,000,000        5,425,000
----------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub. Notes, 8.00%, 08/15/06            (a)                   750,000          764,872
============================================================================================================================
                                                                                                                   9,098,809
============================================================================================================================

HOTELS, RESORTS & CRUISE LINES-0.30%
Intrawest Corp. (Canada), Sr. Unsec. Global Notes, 7.50%, 10/15/13            (a)                 1,945,000        1,983,900
============================================================================================================================

HOUSEWARES & SPECIALTIES-1.29%
American Greetings Corp., Unsec. Putable Deb., 6.10%, 08/01/08                (a)                 8,310,000        8,502,376
============================================================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.36%
AES Red Oak LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19                     (a)                 2,099,921(f)     2,336,162
----------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Gtd. Global Notes, 8.00%, 12/15/13                 (a)                    19,000           20,805
============================================================================================================================
                                                                                                                   2,356,967
============================================================================================================================

                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-0.82%

Tyco International Group S.A. (Luxembourg), Sr. Unsec. Gtd. Unsub.
Yankee Notes, 6.38%, 02/15/06                                                 (a)          $      3,532,000    $   3,549,695
----------------------------------------------------------------------------------------------------------------------------

Tyco International Group S.A. (Luxembourg), Unsec. Gtd. Unsub. Yankee
Notes, 5.80%, 08/01/06                                                        (a)                   675,000          678,794
----------------------------------------------------------------------------------------------------------------------------
URC Holdings Corp., Sr. Notes, 7.88%, 06/30/06 (Acquired 10/08/03; Cost
$1,307,772)                                                                   (a)(b)              1,155,000        1,175,848
============================================================================================================================
                                                                                                                   5,404,337
============================================================================================================================

INTEGRATED OIL & GAS-2.23%
ConocoPhillips, Unsec. Deb., 7.13%, 03/15/28                                  (a)                 4,185,000        4,406,135
----------------------------------------------------------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Sr. Unsec. Yankee Notes,  7.13%, 11/15/06            (a)                 3,650,000        3,725,117
----------------------------------------------------------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%, 08/15/28                        (a)                 6,000,000        6,525,000
============================================================================================================================
                                                                                                                  14,656,252
============================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-4.29%

France Telecom S.A. (France), Sr. Unsec. Global Notes,
7.20%, 03/01/06                                                               (a)                   660,000          666,428
----------------------------------------------------------------------------------------------------------------------------
8.50%, 03/01/31                                                               (a)                 2,190,000        2,886,157
----------------------------------------------------------------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A, Unsec. Deb., 7.00%, 02/01/06       (a)                   955,000          959,775
----------------------------------------------------------------------------------------------------------------------------
Qwest Communications International Inc., Sr. Unsec. Gtd. Sub. Global
Notes, 7.25%, 02/15/11                                                        (a)                 2,670,000        2,623,275
----------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 01/30/06           (a)                 1,250,000        1,257,713
----------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp., Deb., 9.25%, 04/15/22                                    (a)                 1,735,000        2,232,130
----------------------------------------------------------------------------------------------------------------------------
Verizon California Inc.-Series F, Unsec. Deb.,  6.75%, 05/15/27               (a)                 3,110,000        3,116,655
----------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb., 8.75%, 11/01/21                     (a)                 4,410,000        5,563,744
----------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., Global Bonds, 5.85%, 09/15/35                   (a)                 2,830,000        2,667,105
----------------------------------------------------------------------------------------------------------------------------
Verizon Maryland Inc.-Series A, Unsec. Global Notes, 6.13%, 03/01/12          (a)                 3,055,000        3,109,043
----------------------------------------------------------------------------------------------------------------------------

Verizon New York Inc., Unsec. Deb., 7.00%, 12/01/33                           (a)                 1,990,000        2,019,751
----------------------------------------------------------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global Deb., 4.63%, 03/15/13           (a)                 1,205,000        1,125,554
============================================================================================================================
                                                                                                                  28,227,330
============================================================================================================================

LIFE & HEALTH INSURANCE-1.81%
Americo Life Inc., Notes, 7.88%, 05/01/13 (Acquired 04/25/03; Cost
$1,314,253)                                                                   (a)(b)              1,330,000        1,364,753
----------------------------------------------------------------------------------------------------------------------------

Prudential Holdings, LLC-Series B, Bonds, (INS-Financial Security
Assurance Inc.) 7.25%, 12/18/23 (Acquired 01/22/04-01/29/04; Cost
$9,072,931)                                                                   (a)(b)(i)           7,715,000        8,923,709
----------------------------------------------------------------------------------------------------------------------------

ReliaStar Financial Corp., Unsec. Notes, 8.00%, 10/30/06                      (a)                 1,575,000        1,625,983
============================================================================================================================
                                                                                                                  11,914,445
============================================================================================================================

                                                                                              PRINCIPAL
                                                                                                AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------
METAL & GLASS CONTAINERS-0.64%
Crown European Holdings S.A. (France), Sr. Sec. Second Lien Global
Notes, 9.50%, 03/01/11                                                        (a)          $      1,521,768    $   1,681,554
----------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd. Global Notes,
8.25%, 05/15/13                                                               (a)                 2,465,000        2,520,463
============================================================================================================================
                                                                                                                   4,202,017
============================================================================================================================

MOVIES & ENTERTAINMENT-0.82%

Time Warner Cos., Inc., Unsec. Deb., 9.15%, 02/01/23                          (a)                 3,470,000        4,395,380
----------------------------------------------------------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 6.13%, 04/15/06        (a)                 1,000,000        1,006,310
============================================================================================================================
                                                                                                                   5,401,690
============================================================================================================================

MULTI-LINE INSURANCE-0.58%
Allmerica Financial Corp., Sr. Unsec. Unsub. Deb., 7.63%, 10/15/25            (a)                 3,670,000        3,778,265
============================================================================================================================

MULTI-UTILITIES-1.34%
DTE Energy Co., Sr. Unsec. Unsub. Notes, 6.45%, 06/01/06                      (a)                 1,320,000        1,333,332
----------------------------------------------------------------------------------------------------------------------------
Sempra Energy, Sr. Unsec. Unsub. Notes, 6.95%, 12/01/05                       (a)                 7,455,000        7,470,134
============================================================================================================================
                                                                                                                   8,803,466
============================================================================================================================

MUNICIPALITIES-4.40%
Brownsville (City of), Texas; Refunding & Improvement Utilities System
Series 2005 A RB, (INS-Ambac Assurance Corp.) 5.00%, 09/01/31                 (a)(i)                995,000        1,026,094
----------------------------------------------------------------------------------------------------------------------------
Dallas (City of), Texas; Taxable Pension Limited Tax Series 2005 A GO,
4.61%, 02/15/14                                                               (a)                   700,000          674,625
----------------------------------------------------------------------------------------------------------------------------
5.20%, 02/15/35                                                               (a)                 1,375,000        1,323,149
----------------------------------------------------------------------------------------------------------------------------
Detroit (City of), Michigan; Taxable Capital Improvement Limited Tax
Series 2005 A-1 GO, (INS-Ambac Assurance Corp.) 4.96%, 04/01/20               (a)(i)              1,430,000        1,363,348
----------------------------------------------------------------------------------------------------------------------------

Indianapolis (City of), Indiana Local Public Improvement Bond Bank;
Taxable Series 2005 A RB,
4.87%, 07/15/16                                                               (a)                 1,185,000        1,153,894
----------------------------------------------------------------------------------------------------------------------------
5.22%, 07/15/20                                                               (a)                 1,400,000        1,370,376
----------------------------------------------------------------------------------------------------------------------------
5.28%, 01/15/22                                                               (a)                   900,000          882,000
----------------------------------------------------------------------------------------------------------------------------

Industry (City of), California Urban Development Agency (Project 3);
Taxable Allocation Series 2003 RB, (INS-MBIA Insurance Corp.) 6.10%,
05/01/24                                                                      (a)(i)              7,800,000        8,073,000
----------------------------------------------------------------------------------------------------------------------------

Michigan (State of), Western Michigan University; Series 2005 RB,
(INS-Ambac Assurance Corp.) 4.41%, 11/15/14                                   (a)(i)              1,175,000        1,162,146
----------------------------------------------------------------------------------------------------------------------------
New Hampshire (State of); Taxable Unlimited Tax Series 2005 B GO,
4.65%, 05/15/15                                                               (a)                 1,450,000        1,418,303
----------------------------------------------------------------------------------------------------------------------------
Oregon (State of) Community College Districts; Taxable Pension Limited
Tax Series 2005 GO, (INS-Ambac Assurance Corp.) 4.83%, 06/30/28               (a)(i)              1,900,000        1,767,000
----------------------------------------------------------------------------------------------------------------------------

                                                                     PRINCIPAL
                                                                       AMOUNT         VALUE
----------------------------------------------------------------------------------------------
MUNICIPALITIES-(CONTINUED)
Phoenix (City of), Arizona Civic Improvement Corp.;
Taxable Rental Car Facility Series 2004 RB, (INS-
Financial Guaranty Insurance Co.)

3.69%, 07/01/07                                     (a)(i)          $ 2,500,000    $ 2,459,375
----------------------------------------------------------------------------------------------
4.21%, 07/01/08                                     (a)(i)            3,700,000      3,647,682
----------------------------------------------------------------------------------------------
Sacramento (County of), California;
Taxable Pension Funding CARS Series
2004 C-1 RB, (INS-MBIA Insurance
Corp.) 10.15%, 07/10/30                             (a)(i)(j)         2,700,000      2,615,652
==============================================================================================
                                                                                    28,936,644
==============================================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.65%

Devon Energy Corp., Sr. Unsec. Notes,
2.75%, 08/01/06                                     (a)               2,320,000      2,286,638
----------------------------------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec.
Unsub. Notes, 7.63%, 03/01/11                       (a)               3,015,000      3,241,125
----------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust
(Mexico)-Series 12, Unsec. Gtd. Unsub.
Notes, 5.75%, 12/15/15 (Acquired
06/27/05; Cost $2,676,054)                          (a)(b)            2,695,000      2,622,505
----------------------------------------------------------------------------------------------

Pemex Project Funding Master Trust
(Mexico), Unsec. Gtd. Unsub. Global
Notes, 8.63%, 02/01/22                              (a)               7,725,000      9,251,460
==============================================================================================
                                                                                    17,401,728
==============================================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.14%
Enterprise Products Operating L.P.,
Sr. Notes, 4.95%, 06/01/10                          (a)                 665,000        648,249
----------------------------------------------------------------------------------------------
Enterprise Products Operating L.P.,
Sr. Unsec. Gtd. Unsub. Notes, 7.50%, 02/01/11       (a)                 265,000        285,747
==============================================================================================
                                                                                       933,996
==============================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-6.99%
ING Capital Funding Trust III, Gtd.
Trust Pfd. Global Bonds, 8.44%                      (a)(g)            3,200,000      3,650,688
----------------------------------------------------------------------------------------------

Mizuho JGB Investment LLC-Series A,
Sub. Bonds, 9.87% (Acquired
06/16/04-07/28/05; Cost $7,736,351)                 (a)(b)(g)         6,845,000      7,542,095
----------------------------------------------------------------------------------------------
NiSource Finance Corp.,  Sr. Unsec.
Gtd. Notes, 7.63%, 11/15/05                         (a)               4,790,000      4,795,221
----------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series
1999-2,  Global Bonds, 9.69%, 08/15/09              (a)               3,684,000      3,987,783
----------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico), Sr.
Unsec. Global Notes, 8.02%, 05/15/07                (a)               2,595,834      2,653,565
----------------------------------------------------------------------------------------------

Premium Asset Trust-Series 2004-04,
Sr. Notes, 4.13%, 03/12/09 (Acquired
03/04/04; Cost $5,321,432)                          (a)(b)            5,325,000      5,059,442
----------------------------------------------------------------------------------------------
Regional Diversified Funding (Cayman
Islands)-Class A-1a, Sr. Floating Rate
Notes, 4.53%, 01/25/36 (Acquired
03/21/05; Cost $3,200,000)                          (b)(c)(k)         3,200,000      3,202,000
----------------------------------------------------------------------------------------------
Regional Diversified Funding (Cayman
Islands), Sr. Notes, 9.25%, 03/15/30
(Acquired 01/10/03-09/22/04; Cost $5,704,016)       (a)(b)            4,921,111      5,675,124
----------------------------------------------------------------------------------------------

Toll Road Investors Partnership II,
L.P.-Series A, Bonds, (INS-MBIA
Insurance Corp.) 5.54%, 02/15/45
(Acquired 03/11/05-05/03/05; Cost $6,037,929)       (a)(b)(i)(l)     51,600,000      6,151,958
----------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT           VALUE
------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
Second Tier Euro Bonds, 8.75%                     (a)(g)     $ 3,000,000     $   3,263,853
==========================================================================================
                                                                                45,981,729
==========================================================================================

PAPER PRODUCTS-0.00%
Tembec Industries Inc. (Canada), Sr.
Unsec. Gtd. Global Notes, 8.50%, 02/01/11         (a)             16,768            10,815
==========================================================================================

PROPERTY & CASUALTY INSURANCE-4.19%
ACE INA Holdings, Inc., Sr. Unsec. Gtd.
Unsub. Notes, 8.30%, 08/15/06                     (a)          1,495,000         1,532,704
------------------------------------------------------------------------------------------
Executive Risk Capital Trust-Series B,
Gtd. Trust Pfd. Bonds, 8.68%, 02/01/27            (a)          1,400,000         1,515,346
------------------------------------------------------------------------------------------
First American Capital Trust I, Gtd.
Trust Pfd. Notes, 8.50%, 04/15/12                 (a)          8,100,000         8,762,580
------------------------------------------------------------------------------------------
Markel Capital Trust I-Series B, Gtd.
Trust Pfd. Notes, 8.71%, 01/01/46                 (a)          2,000,000         2,141,540
------------------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda),
Unsec. Sub. Deb., 8.00%, 09/15/34
(Acquired 04/29/05-06/09/05; Cost $4,685,932)     (a)(b)       4,392,000         4,503,689
------------------------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Sr. Unsec.
Floating Rate Notes, 4.12%, 10/06/06
(Acquired 10/12/05-10/13/05; Cost $2,297,638)     (a)(b)(m)    2,315,000         2,320,723
------------------------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub.
Deb., 5.15%, 08/15/33 (Acquired
01/21/04-06/09/05; Cost $7,040,963)               (a)(b)       6,800,000         6,772,664
==========================================================================================
                                                                                27,549,246
==========================================================================================

RAILROADS-0.10%

Union Pacific Corp., Unsec. Notes, 6.40%,
02/01/06                                          (a)            675,000           678,240
==========================================================================================

REAL ESTATE-1.26%
Health Care Property Investors, Inc.,
Notes, 5.63%, 05/01/17                            (a)          2,290,000         2,212,896
------------------------------------------------------------------------------------------

Health Care REIT, Inc., Sr. Notes, 5.88%,
05/15/15                                          (a)          1,300,000         1,279,551
------------------------------------------------------------------------------------------
Host Marriott L.P.-Series I, Unsec. Gtd.
Global Notes, 9.50%, 01/15/07                     (a)          1,860,000         1,946,025
------------------------------------------------------------------------------------------
Summit Properties Partnership, L.P.,
Medium Term Notes, 7.04%, 05/09/06                (a)          1,000,000         1,009,380
------------------------------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital Corp.,
Sr. Unsec. Gtd. Global Notes, 8.75%, 05/01/09     (a)          1,685,000         1,815,588
==========================================================================================
                                                                                 8,263,440
==========================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.47%

Southern Investments UK PLC (United
Kingdom), Sr. Unsec. Unsub. Yankee Notes
6.80%, 12/01/06                                   (a)          3,000,000         3,053,490
==========================================================================================

                                                                        PRINCIPAL
                                                                          AMOUNT          VALUE
---------------------------------------------------------------------------------------------------
REGIONAL BANKS-1.91%
Cullen/Frost Capital Trust I, Unsec. Sub. Floating Rate
Notes, 5.42%, 03/01/34                                     (a)(c)      $  6,550,000   $   6,758,094
---------------------------------------------------------------------------------------------------
Frost National Bank (The), Unsec. Sub. Notes, 6.88%,
08/01/11                                                   (a)            2,400,000       2,573,904
---------------------------------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust Pfd.
Bonds, 4.44%, 06/01/28                                     (a)(c)         1,160,000       1,122,613
---------------------------------------------------------------------------------------------------

TCF Financial Corp., Sub. Notes, 5.00%, 06/15/14           (a)            2,120,000       2,086,059
===================================================================================================
                                                                                         12,540,670
===================================================================================================

REINSURANCE-0.60%

GE Global Insurance Holding Corp., Unsec. Notes,
7.50%, 06/15/10                                            (a)            1,835,000       1,968,680
---------------------------------------------------------------------------------------------------
7.75%, 06/15/30                                            (a)            1,825,000       1,975,106
===================================================================================================
                                                                                          3,943,786
===================================================================================================

RESTAURANTS-0.54%
McDonald's Corp., Unsec. Deb., 7.05%, 11/15/25             (a)            2,765,000       2,857,102
---------------------------------------------------------------------------------------------------
YUM! Brands, Inc., Sr. Unsec. Notes, 8.50%, 04/15/06       (a)              650,000         661,037
===================================================================================================
                                                                                          3,518,139
===================================================================================================

SEMICONDUCTOR EQUIPMENT-0.00%
Amkor Technology, Inc., Sr. Unsec. Global Notes,
7.75%, 05/15/13                                            (a)                  378             323
===================================================================================================

SOVEREIGN DEBT-2.14%
Federative Republic of Brazil (Brazil)-Series EI-L,
Floating Rate Bonds, 5.19%, 04/15/06                       (a)(e)           736,000         736,037
---------------------------------------------------------------------------------------------------
Russian Federation (Russia)-REGS, Unsec. Unsub. Euro
Bonds, 10.00%, 06/26/07 (Acquired 05/14/04; Cost
$4,428,938)                                                (a)(b)         3,950,000       4,264,420
---------------------------------------------------------------------------------------------------
United Mexican States (Mexico)-Series A, Medium Term
Global Notes,
6.63%, 03/03/15                                            (a)            1,355,000       1,449,850
---------------------------------------------------------------------------------------------------
7.50%, 04/08/33                                            (a)            6,690,000       7,600,509
===================================================================================================
                                                                                         14,050,816
===================================================================================================

SPECIALTY CHEMICALS-0.68%
Millennium America Inc., Sr. Unsec. Gtd. Global Notes,
9.25%, 06/15/08                                            (a)               10,000          10,750
---------------------------------------------------------------------------------------------------
Stauffer Chemical, Deb., 5.66%, 04/15/18 (Acquired
07/25/05; Cost $4,509,189)                                 (b)(k)(l)      8,950,000       4,425,775
===================================================================================================
                                                                                          4,436,525
===================================================================================================

SPECIALTY STORES-0.29%
Couche-Tard U.S. L.P./Couche-Tard Finance Corp., Sr.
Sub. Global Notes, 7.50%, 12/15/13                         (a)            1,840,000       1,876,800
===================================================================================================

                                                                        PRINCIPAL
                                                                          AMOUNT          VALUE
---------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-2.09%
Countrywide Home Loans, Inc.-Series J, Gtd. Medium
Term Global Notes, 5.50%, 08/01/06                         (a)         $  8,110,000   $   8,159,552
---------------------------------------------------------------------------------------------------
Greenpoint Capital Trust I, Gtd. Sub. Trust Pfd. Notes,
9.10%, 06/01/27                                            (a)            3,305,000       3,638,772
---------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc., Sr. Notes, 4.80%, 09/01/10
(Acquired 08/24/05; Cost $1,995,700)                       (a)(b)         2,000,000       1,963,220
===================================================================================================
                                                                                         13,761,544
===================================================================================================

TOBACCO-0.29%

Altria Group, Inc., Unsec. Notes, 6.38%, 02/01/06          (a)            1,925,000       1,933,547
===================================================================================================

TRADING COMPANIES & Distributors-1.03%
United Rentals (North America), Inc., Sr. Unsec. Sub.
Global Notes, 7.75%, 11/15/13                              (a)               22,378          21,259
---------------------------------------------------------------------------------------------------

Western Power Distribution Holdings Ltd. (United
Kingdom), Unsec. Unsub. Notes, 7.38%, 12/15/28
(Acquired 01/25/05-03/03/05; Cost $7,063,757)              (a)(b)         6,225,000       6,729,038
===================================================================================================
                                                                                          6,750,297
===================================================================================================

TRUCKING-1.08%

Roadway Corp., Sr. Sec. Gtd. Global Notes, 8.25%,
12/01/08                                                   (a)            6,675,000       7,122,826
===================================================================================================
Total U.S. Dollar Denominated Bonds & Notes
(Cost $505,508,521)                                                                     498,209,279
===================================================================================================

U.S. MORTGAGE-BACKED SECURITIES- 10.78%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-3.75%

Pass Through Ctfs.,
 7.00%, 06/01/15 to 06/01/32                               (a)               78,735          82,156
---------------------------------------------------------------------------------------------------
 6.50%, 04/01/16 to 01/01/35                               (a)            2,950,045       3,030,412
---------------------------------------------------------------------------------------------------
 5.50%, 09/01/16 to 12/01/33                               (a)            3,539,458       3,523,422
---------------------------------------------------------------------------------------------------
 6.00%, 04/01/17 to 11/01/33                               (a)            1,859,534       1,891,681
---------------------------------------------------------------------------------------------------
 7.50%, 06/01/30                                           (a)                4,917           5,202
---------------------------------------------------------------------------------------------------
 8.50%, 03/01/10                                           (a)               39,769          41,096
---------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 4.50%, 11/01/20                                           (a)(n)        10,500,000      10,158,750
---------------------------------------------------------------------------------------------------
 5.00%, 11/01/20                                           (a)(n)         6,000,000       5,919,375
===================================================================================================
                                                                                         24,652,094
===================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-2.59%
Pass Through Ctfs.,
 7.50%, 11/01/15 to 11/01/34                               (a)              361,259         381,552
---------------------------------------------------------------------------------------------------
 7.00%, 02/01/16 to 09/01/32                               (a)              684,629         715,932
---------------------------------------------------------------------------------------------------
 6.50%, 09/01/16 to 10/01/35                               (a)            3,116,163       3,203,133
---------------------------------------------------------------------------------------------------
 6.00%, 07/01/17 to 01/01/19                               (a)            1,944,561       1,990,025
---------------------------------------------------------------------------------------------------
 5.00%, 01/01/18 to 09/01/18                               (a)              756,959         747,474
---------------------------------------------------------------------------------------------------
 8.50%, 10/01/28                                           (a)              109,510         119,120
---------------------------------------------------------------------------------------------------
 8.00%, 10/01/30 to 04/01/32                               (a)              481,470         513,896
---------------------------------------------------------------------------------------------------

                                                                        PRINCIPAL
                                                                          AMOUNT          VALUE
---------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-
(CONTINUED)
Pass Through Ctfs., TBA,
 5.00%, 11/01/20                                           (a)(n)      $  2,295,080   $   2,264,240
---------------------------------------------------------------------------------------------------
 5.50%, 11/01/20                                           (a)(n)         5,005,720       5,040,134
---------------------------------------------------------------------------------------------------
 6.00%, 11/01/35                                           (a)(n)         2,036,700       2,054,521
===================================================================================================
                                                                                         17,030,027
===================================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA)-4.44%
Pass Through Ctfs.,
 7.50%, 06/15/23 to 01/15/32                               (a)              357,662         381,318
---------------------------------------------------------------------------------------------------
 8.50%, 11/15/24                                           (a)              165,828         182,128
---------------------------------------------------------------------------------------------------
 6.50%, 03/15/31 to 09/15/32                               (a)            1,080,823       1,121,932
---------------------------------------------------------------------------------------------------
 7.00%, 04/15/31 to 08/15/31                               (a)               31,817          33,460
---------------------------------------------------------------------------------------------------
 6.00%, 12/15/31 to 02/15/33                               (a)            1,138,031       1,158,614
---------------------------------------------------------------------------------------------------
 5.50%, 02/15/34                                           (a)            1,474,685       1,473,740
---------------------------------------------------------------------------------------------------
 8.00%, 09/20/26                                           (a)               78,572          83,727
---------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.50%, 11/01/35                                           (a)(n)        24,819,766      24,788,741
===================================================================================================
                                                                                         29,223,660
===================================================================================================
Total U.S. Mortgage-Backed Securities
(Cost $71,630,581)                                                                       70,905,781
===================================================================================================

ASSET-BACKED SECURITIES-7.24%
AEROSPACE & DEFENSE-0.62%
Systems 2001 Asset Trust LLC (Cayman Islands)-Series
2001, Class G, Pass Through Ctfs., (INS-MBIA Insurance
Corp.) 6.66%, 09/15/13 (Acquired 02/09/05-10/27/05;
Cost $4,239,777)                                           (a)(b)(i)      3,860,691       4,120,979
===================================================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS-0.23%

Federal Home Loan Bank (FHLB)-Series TQ-2015, Class
A, Pass Through Ctfs., 5.07%, 10/20/15                     (a)            1,525,000       1,522,956
===================================================================================================

CONSUMER RECEIVABLES-0.61%

Pacific Coast CDO Ltd. (Cayman Islands)-Series 1A,
Class A, Floating Rate Bonds, 4.63%, 10/25/36 (Acquired
03/24/04-05/26/04; Cost $3,992,330)                        (b)(c)(k)      4,031,202       3,990,890
===================================================================================================

MULTI-SECTOR HOLDINGS-0.23%
Longport Funding Ltd.-Series 2005-2A, Class A1J,
Floating Rate Bonds, 4.21%, 02/03/40 (Acquired
03/31/05; Cost $1,500,000)                                 (b)(c)(k)      1,500,000       1,500,000
===================================================================================================

                                                                                    PRINCIPAL
                                                                                      AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-4.34%

Citicorp Lease Pass-Through Trust-Series 1999-1, Class
A2, Pass Through Ctfs., 8.04%, 12/15/19 (Acquired
06/01/00-07/27/05; Cost $8,764,502)                             (a)(b)             $  7,620,000   $  9,098,349
--------------------------------------------------------------------------------------------------------------

LILACS Repackaging 2005-I-Series A, Sec. Notes, 5.14%,
01/15/64 (Acquired 07/14/05; Cost $1,500,000)                   (b)(k)                1,500,000      1,500,000
--------------------------------------------------------------------------------------------------------------

Patrons' Legacy 2003-III-Series A, Ctfs., 5.65%, 01/17/17
(Acquired 12/12/03-11/04/04; Cost $3,512,705)                   (b)(k)                3,500,000      3,488,100
--------------------------------------------------------------------------------------------------------------
Patrons' Legacy- 2004-I-Series A, Ctfs., 6.67%, 02/04/17
(Acquired 04/30/04; Cost $10,000,000)                           (b)(k)               10,000,000     10,055,000
--------------------------------------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate Pass Through
Ctfs., 4.94%  (Acquired 12/07/04; Cost $4,400,000)              (a)(b)(g)(m)          4,400,000      4,390,175
==============================================================================================================
                                                                                                    28,531,624
==============================================================================================================

PROPERTY & CASUALTY INSURANCE-0.66%
North Front Pass-Through Trust, Bonds, 5.81%, 12/15/24
(Acquired 12/08/04; Cost $4,327,916)                            (a)(b)                4,300,000      4,339,947
==============================================================================================================

REINSURANCE-0.55%

Stingray Pass-Through Trust, Pass Through Ctfs., 5.90%,
01/12/15 (Acquired 01/07/05; Cost $3,600,000)                   (a)(b)                3,600,000      3,623,904
==============================================================================================================

Total Asset-Backed Securities (Cost $47,329,155)                                                    47,630,300
==============================================================================================================

                                                                                        SHARES
WARRANTS & OTHER EQUITY INTERESTS-5.25%
BROADCASTING & CABLE TV-0.00%

ONO Finance PLC (United Kingdom)-REGS-Wts., expiring
01/05/09 (Acquired 07/30/99; Cost $0)                           (b)(k)(o)(p)                300              0
==============================================================================================================

DIVERSIFIED BANKS-0.59%

HSBC Capital Funding L.P. (United Kingdom), 4.61% Pfd.
(Acquired 11/05/03; Cost $3,869,958)                            (a)(b)                4,150,000      3,890,625
==============================================================================================================

DIVERSIFIED CAPITAL MARKETS-0.76%

UBS Preferred Funding Trust I, 8.62% Pfd.                       (a)                   4,300,000      4,955,879
==============================================================================================================
HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B, Pfd.-Wts, expiring
11/05/09 (Acquired 06/13/00; Cost $0)                           (b)(k)(o)(p)              3,845              0
--------------------------------------------------------------------------------------------------------------
O'Sullivan Industries, Inc-Wts, expiring 11/15/09
(Acquired 06/13/00; Cost $0)                                    (b)(k)(o)(p)              3,845              0
==============================================================================================================
                                                                                                             0
==============================================================================================================

                                                                           SHARES         VALUE
----------------------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-0.00%

McLeodUSA Inc.-Wts., expiring 04/16/07                    (o)              17,844    $           102
----------------------------------------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10
(Acquired 07/21/00-11/15/00; Cost $48,673)                (b)(k)(o)(p)      6,485                  0
====================================================================================================
                                                                                                 102
====================================================================================================

LIFE & HEALTH INSURANCE-0.32%

Aegon N.V. (Netherlands), 6.38% Pfd.                                       83,000          2,084,130
====================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.68%

Auction Pass-Through Trust-Series 2001-1,
Class A, 5.30% Floating Rate Pfd. (Acquired
10/03/05; Cost $5,000,000)                                (b)(c)(k)            20          5,000,000
====================================================================================================

Zurich RegCaPS Funding Trust III, 4.25%
Floating Rate Pfd. (Acquired
03/17/04-09/28/04; Cost $6,529,479)                       (a)(b)(c)         6,700          6,674,084
----------------------------------------------------------------------------------------------------

Zurich RegCaPS Funding Trust IV, 4.32%
Floating Rate Pfd. (Acquired 01/19/05; Cost
$2,050,610)                                               (a)(b)(c)         2,100          2,053,901
----------------------------------------------------------------------------------------------------

Zurich RegCaPS Funding Trust VI, 4.50%
Floating Rate Pfd. (Acquired 01/19/05; Cost
$3,885,868)                                               (a)(b)(c)         4,000          3,901,220
====================================================================================================
                                                                                          17,629,205
====================================================================================================

THRIFTS & MORTGAGE FINANCE-0.90%

Fannie Mae-Series J, 4.72% Floating Rate Pfd.             (q)              59,700          2,970,075
----------------------------------------------------------------------------------------------------
Fannie Mae-Series K, 5.40% Floating Rate Pfd.             (q)              59,700          2,970,075
----------------------------------------------------------------------------------------------------
                                                                                           5,940,150
====================================================================================================
Total Warrants & Other Equity Interests
(Cost $34,789,200)                                                                        34,500,091
====================================================================================================

                                                                               PRINCIPAL
                                                                                AMOUNT
NON-U.S. DOLLAR DENOMINATED BONDS &
NOTES-3.78% (R)
AUSTRALIA-1.03%

New South Wales Treasury Corp. (Sovereign
Debt)-Series 14RG, Gtd. Euro Bonds, 5.50%,
08/01/14                                         (a)             AUD             9,200,000       6,791,892
==========================================================================================================
CANADA-0.60%

Canadian Government (Sovereign Debt)-Series
A55, Gtd. Bonds,  8.00%, 06/01/23                (a)             CAD             3,200,000       3,920,037
==========================================================================================================

JAPAN-0.99%

Takefuji Corp. (Consumer Finance), Sr. Unsec.
Medium Term Euro Notes,  1.02%, 03/01/34         (a)             JPY         1,400,000,000       6,541,228
==========================================================================================================

UNITED KINGDOM-0.63%

Sutton Bridge Financing Ltd. (Electric
Utilities)-REGS, Gtd. Euro Bonds, 8.63%,
06/30/22 (Acquired 05/29/97-06/16/03; Cost
$3,282,253)                                      (a)(b)          GBP             2,040,293       4,145,396
==========================================================================================================

                                                                         PRINCIPAL
                                                                           AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------
UNITED STATES-0.53%

International Bank for Reconstruction & Development
(The) (Diversified Banks)-Series E, Sr. Unsec. Medium
Term Global Notes, 6.86%, 08/20/07                      (a)(l)  NZD           5,600,000       $  3,469,873
==========================================================================================================
Total Non-U.S. Dollar Denominated Bonds & Notes
(Cost $22,924,409)                                                                              24,868,426
==========================================================================================================

U.S. TREASURY SECURITIES-2.97%

U.S. TREASURY INFLATION - INDEXED BONDS-0.25%
 2.00%, 07/15/14                                        (a)           $       1,666,816(s)       1,671,699
==========================================================================================================

U.S. TREASURY NOTES-1.58%

 3.00%, 12/31/06                                        (a)                   2,000,000(f)       1,968,440
----------------------------------------------------------------------------------------------------------
 3.13%, 01/31/07                                        (a)                   3,700,000          3,643,353
----------------------------------------------------------------------------------------------------------
 3.38%, 02/28/07                                        (a)                   4,820,000(f)       4,756,762
==========================================================================================================
                                                                                                10,368,555
==========================================================================================================

U.S. TREASURY STRIPS-1.14%

 4.63%, 11/15/24                                        (a)(t)                3,625,000          1,443,765
----------------------------------------------------------------------------------------------------------
 4.54%, 05/15/25                                        (a)(t)                6,600,000          2,544,102
----------------------------------------------------------------------------------------------------------
 4.71%, 08/15/28                                        (a)(t)               10,475,000          3,510,801
==========================================================================================================
                                                                                                 7,498,668
==========================================================================================================
Total U.S. Treasury Securities (Cost $20,015,256)                                               19,538,922
==========================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-1.58%
FEDERAL HOME LOAN BANK (FHLB)-0.51%

Unsec. Global Bonds,
 4.10%, 06/13/08                                        (a)                   3,400,000          3,343,628
==========================================================================================================
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-1.07%

Unsec. Floating Rate Global Notes,
 4.31%, 02/17/09                                        (a)(m)                7,000,000          7,010,780
==========================================================================================================
Total U.S. Government Agency Securities
(Cost $10,381,569)                                                                              10,354,408
==========================================================================================================

BUNDLED SECURITIES-0.19%

Targeted Return Index Securities Index Trust-Series
HY 2005-1, Sec. Bonds, 7.65%, 06/15/15 (Acquired
07/20/05; Cost $1,291,610) (Cost $1,290,327)            (a)(b)                1,224,085          1,241,440
==========================================================================================================

                                                                    SHARES            VALUE
-------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS-0.01%

Liquid Assets Portfolio-Institutional Class           (u)           33,020      $          33,020
-------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class              (u)           33,020                 33,020
=================================================================================================
Total Money Market Funds (Cost $66,040)                                                    66,040
=================================================================================================

TOTAL INVESTMENTS-107.58% (Cost $713,935,058)                                         707,314,687
=================================================================================================
OTHER ASSETS LESS LIABILITIES-(7.58%)                                                 (49,858,884)
=================================================================================================
NET ASSETS-100.00%                                                              $     657,455,803
=================================================================================================

Investment Abbreviations:

AUD                      Australian Dollar
CAD                      Canadian Dollars
Ctfs.                    Certificates
Deb.                     Debentures
CARS                     Convertible Auction Rate Securities
EUR                      Euro
GBP                      British Pound Sterling
GO                       General Obligation Bonds
Gtd.                     Guaranteed
INS                      Insurer
JPY                      Japanese Yen
NZD                      New Zealand Dollar
Pfd.                     Preferred
RB                       Revenue Bonds
RegCaPS                  Regulatory Capital Preferred Securities
REGS                     Regulation S
Sec.                     Secured
Sr.                      Senior
STRIPS                   Separately Traded Registered Interest and Principal Security
Sub.                     Subordinated
TBA                      To Be Announced
Unsec.                   Unsecured
Unsub.                   Unsubordinated
Wts.                     Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2005 was $666,062,500, which represented 101.31% of the Fund's Net Assets. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2005 was $171,878,067, which represented 26.14% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Interest and/or dividend rate is redetermined quarterly. Rate shown is the rate in effect on October 31, 2005.

(d) Defaulted security. Currently, the issuer is in default with respect to interest payments. The value of this security at October 31, 2005 represented 0.36% of the Fund's Net Assets.

(e) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on October 31, 2005.

(f) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 4.

(g)   Perpetual bond with no specified maturity date.

(h) Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i) Principal and/or interest payments are secured by the bond insurance company listed.

(j) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The Bond will be remarketed or converted to a fixed coupon rate at a specified future date.

(k) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2005 was $33,161,765, which represented 5.04% of the Fund's Net Assets.

(l) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity.

(m) Interest rate is redetermined monthly. Rate shown is the rate in effect on October 31, 2005.

(n) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(o) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(p) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at October 31, 2005 was less than 1% of the Fund's Net Assets. See Note 1A.

(q) Interest rate is redetermined bi-annually. Rate shown is the rate in effect on October 31, 2005.

(r) Foreign denominated security. Par value is denominated in currency indicated.

(s) Principal amount of security and interest payments are adjusted for inflation.

(t) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(u) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

       See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

            Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                     CHANGE IN
                                                                     UNREALIZED
                       VALUE        PURCHASES      PROCEEDS         APPRECIATION      VALUE    DIVIDEND    REALIZED
FUND                 07/31/05        AT COST      FROM SALES       (DEPRECIATION)   10/31/05    INCOME    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class  $   635,346   $ 34,953,707   $ (35,556,033)     $      --      $ 33,020   $ 20,953     $    --
-------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class      635,346     34,953,707     (35,556,033)            --        33,020     20,976          --
===================================================================================================================
    SUBTOTAL         $ 1,270,692   $ 69,907,414   $ (71,112,066)     $      --      $ 66,040   $ 41,929     $    --
===================================================================================================================

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended October 31, 2005.

                                                                CHANGE IN
                                                                UNREALIZED                                 REALIZED
                      VALUE       PURCHASES      PROCEEDS      APPRECIATION        VALUE       DIVIDEND      GAIN
FUND                07/31/05       AT COST      FROM SALES    (DEPRECIATION)     10/31/05       INCOME      (LOSS)
-------------------------------------------------------------------------------------------------------------------
Auction Pass
-Through
Trust- Series
2001-1, Class
A, 5.30%
Floating Rate
Pfd.             $          --  $  5,000,000  $          --   $           --  $   5,000,000  $       --    $     --
===================================================================================================================
     TOTAL       $   1,270,692  $ 74,907,414  $ (71,112,066)  $           --  $   5,066,040  $   41,929    $     --
===================================================================================================================

NOTE 3 - FOREIGN CURRENCY CONTRACTS

                           OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------

                                                 CONTRACT TO                            UNREALIZED
                                           -----------------------                     APPRECIATION
SETTLEMENT DATE         CURRENCY            DELIVER        RECEIVE         VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------------------
12/13/05          British Pound Sterling   2,280,000   $ 4,116,364   $    4,034,898    $     81,466
---------------------------------------------------------------------------------------------------
12/13/05          New Zealand Dollar       4,680,000     3,278,012        3,262,385          15,627
---------------------------------------------------------------------------------------------------
12/29/05          Canadian Dollar          4,500,000     3,825,555        3,817,060           8,495
---------------------------------------------------------------------------------------------------
01/20/06          Australian Dollar        8,800,000     6,553,976        6,560,338          (6,362)
===================================================================================================
                                                       $17,773,907   $   17,674,681    $     99,226
===================================================================================================

NOTE 4 - FUTURES CONTRACTS

On October 31, 2005, $18,530,000 principal amount of investment grade corporate bonds were pledged as collateral to cover margin requirements for open futures contracts.

                                 OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------
                                                                                   UNREALIZED
                                       NO. OF        MONTH/          VALUE        APPRECIATION
CONTRACT                             CONTRACTS    COMMITMENT        10/31/05      (DEPRECIATION)
-----------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-trade                 99     Mar-07/Long    $  23,558,287    $    (51,170)
-----------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-trade                277     Dec-06/Long       65,898,300        (316,497)
-----------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-trade                 68     Sep-06/Long       16,176,350         (71,740)
-----------------------------------------------------------------------------------------------
Japanese Government 10 Year Bonds          17     Dec-05/Long      (20,024,056)        399,156
-----------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes              1,053     Dec-05/Long      111,502,828      (1,511,515)
-----------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes               573     Dec-05/Long       62,143,641      (1,174,998)
-----------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds               107     Dec-05/Long       11,980,656        (286,523)
===============================================================================================
                                                                 $ 271,236,006    $ (3,013,287)
===============================================================================================

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2005 was $151,789,014 and $159,666,478, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

Receivable for investments matured represents the estimated proceeds to the Fund by Adelphia Communications Corp., which is in default with respect to the principal payments on $850,000 par value, Series B Senior Unsecured Notes, 9.25%, which was due October 1, 2002. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees. Unrealized appreciation (depreciation) at October 31, 2005 was $(264,565).

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS


Aggregate unrealized appreciation of investment securities                        $     3,258,482
-------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (17,256,715)
=================================================================================================
Net unrealized appreciation (depreciation) of investment securities               $   (13,998,233)
=================================================================================================
Cost of investments for tax purposes is $ 721,312,920.

                                                AIM INTERMEDIATE GOVERNMENT FUND
                     Quarterly Schedule of Portfolio Holdings o October 31, 2005





YOUR GOALS. OUR SOLUTIONS.                   (AIM INVESTMENTS LOGO APPEARS HERE)
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com               GOV-QTR-1 10/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

                                                                                  PRINCIPAL
                                                                                    AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------------------
U.S. MORTGAGE-BACKED SECURITIES--80.57%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--18.86%
Pass Through Ctfs.,
 9.00%, 12/01/05 to 04/01/25                                     (a)          $      2,874,091     $      3,116,124
-------------------------------------------------------------------------------------------------------------------
 8.00%, 07/01/06 to 11/17/30                                     (a)                 4,895,322            5,246,833
-------------------------------------------------------------------------------------------------------------------
 8.50%, 07/01/07 to 10/01/29                                     (a)                 1,896,776            2,047,437
-------------------------------------------------------------------------------------------------------------------
 7.00%, 11/01/10 to 05/01/35                                     (a)                28,472,706           29,816,186
-------------------------------------------------------------------------------------------------------------------
 6.50%, 02/01/11 to 02/01/35                                     (a)                49,226,469           50,715,770
-------------------------------------------------------------------------------------------------------------------
 10.00%, 11/01/11 to 04/01/20                                    (a)                   976,504            1,084,616
-------------------------------------------------------------------------------------------------------------------
 12.00%, 02/01/13                                                (a)                     2,450                2,677
-------------------------------------------------------------------------------------------------------------------
 6.00%, 06/01/17 to 05/01/33                                     (a)                13,145,430           13,430,931
-------------------------------------------------------------------------------------------------------------------
 4.50%, 05/01/19                                                 (a)                 3,592,527            3,478,948
-------------------------------------------------------------------------------------------------------------------
 10.50%, 08/01/19 to 01/01/21                                    (a)                   182,101              200,679
-------------------------------------------------------------------------------------------------------------------
 9.50%, 11/01/20 to 04/01/25                                     (a)                   750,716              827,970
-------------------------------------------------------------------------------------------------------------------
 7.05%, 05/20/27                                                 (a)                 1,601,859            1,671,566
-------------------------------------------------------------------------------------------------------------------
 7.50%, 09/01/30 to 05/01/34                                     (a)                15,846,476           16,762,574
-------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.00%, 11/01/20                                                 (a)(b)(c)           3,914,540            3,861,938
===================================================================================================================
                                                                                                        132,264,249
===================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--43.03%
Pass Through Ctfs.,
 8.50%, 01/01/07 to 02/01/31                                     (a)                13,668,480           14,933,529
-------------------------------------------------------------------------------------------------------------------
 7.50%, 07/01/10 to 11/01/34                                     (a)                14,719,152           15,599,900
-------------------------------------------------------------------------------------------------------------------
 7.00%, 05/01/11 to 09/01/35                                     (a)                49,575,134           52,024,349
-------------------------------------------------------------------------------------------------------------------
 8.00%, 02/01/12 to 08/01/32                                     (a)                15,574,840           16,569,238
-------------------------------------------------------------------------------------------------------------------
 6.00%, 10/01/13 to 07/01/34                                     (a)                43,413,575           44,517,143
-------------------------------------------------------------------------------------------------------------------
 6.50%, 06/01/14 to 10/01/35                                     (a)                69,447,474           71,777,982
-------------------------------------------------------------------------------------------------------------------
 9.50%, 07/01/16 to 08/01/22                                     (a)                   166,278              182,433
-------------------------------------------------------------------------------------------------------------------
 9.00%, 12/01/16                                                 (a)                   290,771              320,348
-------------------------------------------------------------------------------------------------------------------
 5.00%, 01/01/17 to 12/01/18                                     (a)                 6,290,081            6,211,621
-------------------------------------------------------------------------------------------------------------------
 10.00%, 12/20/19 to 12/20/21                                    (a)                 1,021,513            1,137,163
-------------------------------------------------------------------------------------------------------------------
 6.75%, 07/01/24                                                 (a)                 2,465,320            2,570,385
-------------------------------------------------------------------------------------------------------------------
 10.34%, 04/20/25                                                (a)                   365,231              410,431
-------------------------------------------------------------------------------------------------------------------
 6.95%, 07/01/25 to 09/01/26                                     (a)                   412,118              433,826
-------------------------------------------------------------------------------------------------------------------
 5.50%, 02/01/32 to 10/01/33                                     (a)                    34,643               34,254
-------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 4.50%, 11/01/20                                                 (a)(b)             21,543,276           20,836,387
-------------------------------------------------------------------------------------------------------------------
 5.00%, 11/01/20                                                 (a)(b)(c)           1,529,320            1,508,770
-------------------------------------------------------------------------------------------------------------------
 5.50%, 11/01/20                                                 (a)(b)(c)          23,718,794           23,881,861
-------------------------------------------------------------------------------------------------------------------
 6.00%, 11/01/35                                                 (a)(b)(c)          28,482,000           28,731,218
===================================================================================================================
                                                                                                        301,680,838
===================================================================================================================

GOV-QTR-1

                                                                                  PRINCIPAL
                                                                                    AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--18.68%
Pass Through Ctfs.,
 6.00%, 10/15/08 to 08/15/34                                     (a)          $     14,997,740     $     15,301,906
-------------------------------------------------------------------------------------------------------------------
 6.50%, 10/15/08 to 05/15/35                                     (a)                37,864,286           39,492,874
-------------------------------------------------------------------------------------------------------------------
 7.00%, 10/15/08 to 01/15/35                                     (a)                 6,795,407            7,153,964
-------------------------------------------------------------------------------------------------------------------
 9.00%, 10/15/08 to 04/15/21                                     (a)                   130,398              141,225
-------------------------------------------------------------------------------------------------------------------
 9.50%, 06/15/09 to 03/15/23                                     (a)                   567,412              622,672
-------------------------------------------------------------------------------------------------------------------
 10.00%, 11/15/09 to 07/15/24                                    (a)                 1,344,017            1,499,758
-------------------------------------------------------------------------------------------------------------------
 11.00%, 12/15/09 to 10/15/15                                    (a)                    13,544               14,709
-------------------------------------------------------------------------------------------------------------------
 12.50%, 11/15/10                                                (a)                     6,268                6,945
-------------------------------------------------------------------------------------------------------------------
 13.00%, 01/15/11 to 12/15/14                                    (a)                    73,462               82,607
-------------------------------------------------------------------------------------------------------------------
 13.50%, 04/15/11 to 04/15/15                                    (a)                   100,999              113,088
-------------------------------------------------------------------------------------------------------------------
 12.00%, 02/15/13 to 07/15/15                                    (a)                    77,770               88,338
-------------------------------------------------------------------------------------------------------------------
 10.50%, 02/15/16                                                (a)                     4,294                4,807
-------------------------------------------------------------------------------------------------------------------
 8.50%, 08/20/16 to 04/15/31                                     (a)                 3,072,441            3,333,377
-------------------------------------------------------------------------------------------------------------------
 8.75%, 10/20/16 to 01/20/17                                     (a)                   107,666              115,758
-------------------------------------------------------------------------------------------------------------------
 8.00%, 02/20/17 to 06/15/27                                     (a)                 2,430,768            2,598,334
-------------------------------------------------------------------------------------------------------------------
 5.00%, 12/15/17 to 01/15/18                                     (a)                11,147,631           11,098,544
-------------------------------------------------------------------------------------------------------------------
 6.95%, 07/20/25 to 11/20/26                                     (a)                 2,920,760            3,063,956
-------------------------------------------------------------------------------------------------------------------
 7.50%, 03/15/26 to 08/15/28                                     (a)                   346,793              367,819
-------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.00%, 11/01/35                                                 (a)(b)             18,284,000           17,838,328
-------------------------------------------------------------------------------------------------------------------
 5.50%, 11/01/35                                                 (a)(b)(c)          28,045,186           28,010,130
===================================================================================================================
                                                                                                        130,949,139
===================================================================================================================

Total U.S. Mortgage-Backed Securities (Cost $572,484,499)                                               564,894,226
___________________________________________________________________________________________________________________
===================================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES--25.43%
FEDERAL FARM CREDIT BANK--1.74%
Bonds,
 6.00%, 06/11/08                                                 (a)                 4,490,000            4,635,207
-------------------------------------------------------------------------------------------------------------------
Medium Term Notes,
 5.75%, 12/07/28                                                 (a)                 7,000,000            7,550,060
===================================================================================================================
                                                                                                         12,185,267
===================================================================================================================

FEDERAL HOME LOAN BANK (FHLB)--12.00%
Unsec. Bonds,
 4.88%, 05/15/07                                                 (a)(d)             16,000,000           16,065,120
-------------------------------------------------------------------------------------------------------------------
 4.50%, 08/08/08                                                 (a)                 8,000,000            7,930,560
-------------------------------------------------------------------------------------------------------------------
 5.75%, 10/27/10                                                 (a)                30,700,000           31,104,095
-------------------------------------------------------------------------------------------------------------------
 6.00%, 12/23/11                                                 (a)(d)             28,800,000           29,022,048
===================================================================================================================
                                                                                                         84,121,823
===================================================================================================================

GOV-QTR-1

                                                                                  PRINCIPAL
                                                                                    AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--9.19%
Unsec. Global Notes,
 4.79%, 08/04/10                                                 (a)          $     11,650,000     $     11,499,133
-------------------------------------------------------------------------------------------------------------------
 4.75%, 12/08/10                                                 (a)                35,600,000           35,231,896
-------------------------------------------------------------------------------------------------------------------
 5.13%, 11/07/13                                                 (a)(d)             17,716,000           17,734,779
===================================================================================================================
                                                                                                         64,465,808
===================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--0.27%
Unsec. Bonds,
 7.05%, 10/30/15                                                 (a)                 1,800,000            1,898,478
===================================================================================================================

PRIVATE EXPORT FUNDING COMPANY--0.59%
Series G, Sec. Gtd. Notes,
 6.67%, 09/15/09                                                 (a)                 3,900,000            4,156,659
===================================================================================================================

TENNESSEE VALLEY AUTHORITY--1.64%
Series G, Global Bonds,
 5.38%, 11/13/08                                                 (a)                11,250,000           11,470,612

===================================================================================================================

Total U.S. Government Agency Securities (Cost $179,621,866)                                             178,298,647
___________________________________________________________________________________________________________________
===================================================================================================================

U.S. TREASURY SECURITIES--15.56%
U.S. TREASURY NOTES--13.88%
 4.63%, 05/15/06                                                 (a)(d)             19,800,000           19,838,610
-------------------------------------------------------------------------------------------------------------------
 2.38%, 08/31/06                                                 (a)                 9,700,000            9,546,158
-------------------------------------------------------------------------------------------------------------------
 4.00%, 11/15/12                                                 (a)                 2,000,000            1,937,820
-------------------------------------------------------------------------------------------------------------------
 4.25%, 08/15/13 to 08/15/15                                      (a)                67,600,000           65,987,522
===================================================================================================================
                                                                                                          97,310,110
===================================================================================================================

U.S. TREASURY BONDS--1.39%
 7.50%, 11/15/16 to 11/15/24                                     (a)                 7,500,000            9,750,775
===================================================================================================================

U.S. TREASURY STRIPS--0.29%
 6.79%, 11/15/18                                                 (a)(e)              3,750,000            2,003,925
===================================================================================================================

Total U.S. Treasury Securities (Cost $108,052,313)                                                      109,064,810
___________________________________________________________________________________________________________________
===================================================================================================================

                                                                                    SHARES
MONEY MARKET FUNDS--10.43%

Government & Agency Portfolio-Institutional Class
(Cost $73,136,717)                                               (f)                73,136,717           73,136,717
===================================================================================================================

TOTAL INVESTMENTS--131.99%  (Cost $933,295,395)                                                         925,394,400
===================================================================================================================
OTHER ASSETS LESS LIABILITIES--(31.99%)                                                                (224,299,470)
===================================================================================================================

NET ASSETS--100.00%                                                                                $    701,094,930
___________________________________________________________________________________________________________________
===================================================================================================================

GOV-QTR-1

Investment Abbreviations:

Ctfs.               Certificates
Gtd.                Guaranteed
Sec.                Secured
STRIPS              Separately Traded Registered Interest and Principal Security
TBA                 To Be Announced
Unsec.              Unsecured

Notes to Schedule of Investments:

----------
(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2005 was $852,257,683, which represented 121.56% of the Fund's Net Assets. See Note 1A.

(b)  Security purchased on a forward commitment basis.

(c)  This security is subject to dollar roll transactions. See Note 1D.

(d) All or portion of principal amount has been deposited in escrow with broker as collateral for reverse repurchase agreements outstanding at October 31, 2005. See Note 3.

(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

GOV-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they

GOV-QTR-1
     reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended October 31, 2005.


                                                                               CHANGE IN
                                                                               UNREALIZED                                  REALIZED
                                   VALUE        PURCHASES       PROCEEDS      APPRECIATION       VALUE       DIVIDEND        GAIN
FUND                              07/31/05       AT COST       FROM SALES    (DEPRECIATION)    10/31/05       INCOME        (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio-
Institutional Class            $  89,223,493  $ 299,449,580  $(315,536,356)  $          --  $  73,136,717  $     768,401  $       --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

GOV-QTR-1

NOTE 3 -- BORROWINGS

The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2005 was $625,575,351 and $691,788,570, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities              $  3,043,387
-------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities             (10,952,261)
=====================================================================================
Net unrealized appreciation (depreciation) of investment securities     $ (7,908,874)
_____________________________________________________________________________________
=====================================================================================
Cost of investments for tax purposes is $933,303,274.

GOV-QTR-1

                       AIM LIMITED MATURITY TREASURY FUND
          Quarterly Schedule of Portfolio Holdings o October 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              LTD-QTR-1 10/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT
                                                                                  MATURITY          (000)                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES--99.47% (a)

2.88%                                                                             11/30/06    $         22,700   $       22,341,794
------------------------------------------------------------------------------------------------------------------------------------
3.00%                                                                             12/31/06              22,700           22,341,794
------------------------------------------------------------------------------------------------------------------------------------
3.13%                                                                             01/31/07              22,700           22,352,463
------------------------------------------------------------------------------------------------------------------------------------
3.38%                                                                             02/28/07              23,000           22,698,240
------------------------------------------------------------------------------------------------------------------------------------
3.75%                                                                             03/31/07              23,000           22,795,070
------------------------------------------------------------------------------------------------------------------------------------
3.63%                                                                             04/30/07              23,000           22,741,250
------------------------------------------------------------------------------------------------------------------------------------
3.50%                                                                             05/31/07              23,000           22,690,880
------------------------------------------------------------------------------------------------------------------------------------
3.63%                                                                             06/30/07              23,000           22,716,180
------------------------------------------------------------------------------------------------------------------------------------
3.88%                                                                             07/31/07              22,900           22,706,724
------------------------------------------------------------------------------------------------------------------------------------
4.00%                                                                             08/31/07              22,900           22,742,448
------------------------------------------------------------------------------------------------------------------------------------
4.00%                                                                             09/30/07              22,700           22,536,787
------------------------------------------------------------------------------------------------------------------------------------
4.25%                                                                             10/31/07              22,700           22,643,250
------------------------------------------------------------------------------------------------------------------------------------

TOTAL U.S. TREASURY NOTES (Cost $273,931,806)                                                                           271,306,880
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.47%  (Cost $273,931,806)                                                                          271,306,880
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--0.53%                                                                                      1,448,045
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--100.00%                                                                                              $      272,754,925
____________________________________________________________________________________________________________________________________
====================================================================================================================================


Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2005 was $271,306,880, which represented 99.47% of the Fund's Net Assets. See Note 1A.

See accompanying notes which are an integral part of this schedule.


LTD-QTR-1                             F-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

      Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value. Securities with a demand feature exercisable within one to seven days are valued at par.

      Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

      Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

      The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2005 was $71,504,672 and $90,171,787, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                   $             --
----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                       (2,640,152)
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                         $     (2,640,152)
==============================================================================================
Cost of investments for tax purposes is $273,947,032.
______________________________________________________________________________________________
==============================================================================================


LTD-QTR-1                             F-2

                              AIM MONEY MARKET FUND
           Quarterly Schedule of Portfolio Holdings - October 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

AIMinvestments.com               MKT-QTR-1 10/05              AIM Advisors, Inc.

SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

                                                                                           PRINCIPAL
                                                                                            AMOUNT
                                                                        MATURITY             (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--29.87%                                    (a)
ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES--1.22%
Atlantis One Funding Corp.
4.15% (Acquired 10/06/05; Cost $14,690,479)                 (b)         04/03/06          $     15,000    $    14,735,437
=========================================================================================================================

ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES--1.36%
Old Line Funding, LLC
3.87% (Acquired 10/06/05; Cost $16,398,506)                 (b)         11/21/05                16,480         16,444,568
=========================================================================================================================

ASSET-BACKED SECURITIES - FULLY BACKED--10.48%
Aspen Funding Corp. (CEP-MBIA Insurance Corp.)
3.75% (Acquired 09/08/05; Cost $24,765,938)                 (b)         12/07/05                25,000         24,906,375
=========================================================================================================================
Concord Minutemen Capital Co., LLC-Series A
(Multi CEP's-Liberty Hampshire Co., LLC; agent)
3.74% (Acquired 08/24/05; Cost $19,815,078)                 (b)         11/21/05                20,000         19,958,444
-------------------------------------------------------------------------------------------------------------------------
3.45% (Acquired 06/07/05; Cost $14,695,250)                 (b)         01/06/06                15,000         14,905,125
-------------------------------------------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
(Multi CEP's-Liberty Hampshire Co., LLC; agent)
3.84% (Acquired 10/06/05; Cost $14,948,800)                 (b)         11/07/05                15,000         14,990,400
-------------------------------------------------------------------------------------------------------------------------
3.93% (Acquired 09/20/05; Cost $21,615,557)                 (b)         03/15/06                22,039         21,716,606
-------------------------------------------------------------------------------------------------------------------------
Newport Funding Corp. (CEP-MBIA Insurance Corp.)
3.86% (Acquired 10/11/05; Cost $29,903,500)                 (b)         11/10/05                30,000         29,971,050
=========================================================================================================================
                                                                                                              126,448,000
=========================================================================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE--4.43%
Falcon Asset Securitization Corp.
3.81% (Acquired 10/04/05; Cost $24,917,979)                 (b)         11/04/05                25,000         24,992,063
-------------------------------------------------------------------------------------------------------------------------
Ranger Funding Co. LLC
3.86% (Acquired 10/06/05; Cost $28,409,484)                 (b)         11/17/05                28,538         28,489,041
=========================================================================================================================
                                                                                                               53,481,104
=========================================================================================================================

ASSET-BACKED SECURITIES - SECURITY INVESTMENT
  VEHICLES--11.72%
Cancara Asset Securitization Ltd./LLC
3.84% (Acquired 10/07/05; Cost $29,900,800)                 (b)(c)      11/07/05                30,000         29,980,800
-------------------------------------------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
3.47% (Acquired 06/16/05; Cost $19,695,411)                 (b)(c)      11/21/05                20,000         19,961,444
-------------------------------------------------------------------------------------------------------------------------
Klio Funding Ltd./Corp.
3.75% (Acquired 09/08/05; Cost $20,803,125)                 (b)         12/08/05                21,000         20,919,063
-------------------------------------------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.
3.73% (Acquired 08/16/05; Cost $10,269,337)                 (b)         11/16/05                10,366         10,349,890
-------------------------------------------------------------------------------------------------------------------------
3.77% (Acquired 09/01/05; Cost $13,542,592)                 (b)         11/30/05                13,670         13,628,485
-------------------------------------------------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.-Series 2005-1
3.75% (Acquired 09/01/05; Cost $29,778,125)                 (b)         11/16/05                30,000         29,953,125
-------------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC/Ltd.
3.91% (Acquired 08/31/05; Cost $16,518,094)                 (b)(c)      02/24/06                16,840         16,629,664
=========================================================================================================================
                                                                                                              141,422,471
=========================================================================================================================

                                                                                           PRINCIPAL
                                                                                            AMOUNT
                                                                        MATURITY             (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.66%
General Electric Capital Corp.
3.91%                                                                   03/02/06          $      8,000    $     7,894,864
=========================================================================================================================

Total Commercial Paper (Cost $360,426,444)                                                                    360,426,444
=========================================================================================================================

CERTIFICATES OF DEPOSIT--7.38%
Barclays Bank PLC
3.75%                                                                   11/14/05                24,000         24,000,000
-------------------------------------------------------------------------------------------------------------------------
Societe Generale (United Kingdom)
3.00%                                                                   12/21/05                15,000         15,000,000
-------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken A.B.
3.00%                                                                   11/30/05                40,000         40,000,000
-------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A.-London (United Kingdom)
3.44%                                                                   12/07/05                10,000         10,000,000
=========================================================================================================================

Total Certificates of Deposit (Cost $89,000,000)                                                               89,000,000
=========================================================================================================================

ASSET-BACKED SECURITIES--6.96%
FULLY BACKED--2.49%
RACERS Trust-Series 2004-6-MM, Floating Rate Notes
(CEP-Lehman Brothers Holdings Inc.)
4.03% (Acquired 04/13/04; Cost $30,000,000)               (b)(d)        04/21/06                30,000         30,000,000
=========================================================================================================================

STRUCTURED--4.47%
Residential Mortgage Securities-Series 17A, Class A-1,
Floating Rate Bonds
3.95% (Acquired 02/10/05; Cost $15,245,000)               (b)(c)(d)     02/14/06                15,245         15,245,000
-------------------------------------------------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance, Inc.-Series
2004-HM2A, Class AMM, Putable Floating Rate Bonds
4.03% (Acquired 09/07/05; Cost $38,642,617)               (b)(d)(e)     12/25/34                38,643         38,642,617
=========================================================================================================================
                                                                                                               53,887,617
=========================================================================================================================

Total Asset-Backed Securities (Cost $83,887,617)                                                               83,887,617
=========================================================================================================================

MEDIUM-TERM NOTES--4.64%
Procter & Gamble Co. (The); Floating Rate MTN,
3.79% (Acquired 08/02/04; Cost $33,000,000)               (b)(f)        10/10/06                33,000         33,000,000
-------------------------------------------------------------------------------------------------------------------------
Societe Generale; Unsec. Floating Rate MTN
4.06% (Acquired 10/26/05; Cost $23,000,000)               (b)(c)(d)     11/24/06                23,000         23,000,000
=========================================================================================================================

Total Medium-Term Notes (Cost $56,000,000)                                                                     56,000,000
=========================================================================================================================

MASTER NOTE AGREEMENTS--4.56%
Merrill Lynch Mortgage Capital, Inc.
4.20% (Acquired 09/13/05; Cost $55,000,000)               (b)(g)(h)(i)  11/15/05                55,000         55,000,000
=========================================================================================================================

                                                                                           PRINCIPAL
                                                                                            AMOUNT
                                                                                MATURITY     (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
PROMISSORY NOTES--4.14%
Goldman Sachs Group, Inc. (The)
3.87% (Acquired 07/13/05; Cost $50,000,000)                      (b)(h)(j)      01/06/06  $     50,000    $    50,000,000
=========================================================================================================================

VARIABLE RATE DEMAND NOTES--3.09%                                (k)
INSURED--0.53%
Michigan (State of) Housing Development Authority; Taxable
Series 2000 C RB (INS-MBIA Insurance Corp.)
4.00%                                                            (g)(l)(m)      12/01/20         6,405          6,405,000
=========================================================================================================================

LETTER OF CREDIT ENHANCED--2.56%                                 (n)

California (State of), ABAG Finance Authority for
Nonprofit Corporations (YMCA of San Francisco); Refunding
Taxable Series 2004-A
RB (LOC-Wells Fargo Bank, N.A.)
4.00%                                                            (g)(m)         10/01/29         9,205          9,205,000
-------------------------------------------------------------------------------------------------------------------------

FE, LLC-Series A, Loan Program Notes (LOC-Fifth Third Bank)
4.02%                                                            (m)            04/01/28         7,210          7,210,000
-------------------------------------------------------------------------------------------------------------------------
Miami-Dade (County of), Florida Industrial Development Authority
(Dolphins Stadium); Taxable Series 2000 IDR
(LOC-Societe Generale S.A.)
3.99%                                                            (c)(m)         07/01/22           100            100,000
-------------------------------------------------------------------------------------------------------------------------

Mississippi (State of) Business Finance Corp.
(Viking Range Corp. Project); Taxable Series 2000 IDR
(LOC-Bank of America, N.A.)
4.14%                                                            (m)            06/01/15        11,825         11,825,000
-------------------------------------------------------------------------------------------------------------------------
Thomasville (County of), Georgia Payroll Development Authority
(American Fresh Foods L.P.); Taxable Series 2005 B RB
(LOC-Wachovia Bank, N.A.)
4.09%                                                            (g)(m)         09/01/17         2,500          2,500,000
=========================================================================================================================
                                                                                                               30,840,000
=========================================================================================================================

Total Variable Rate Demand Notes (Cost $37,245,000)                                                            37,245,000
=========================================================================================================================

FUNDING AGREEMENTS--2.49%
New York Life Insurance Co.
3.94% (Acquired 04/06/05; Cost $15,000,000)                      (b)(d)(j)      04/05/06        15,000         15,000,000
-------------------------------------------------------------------------------------------------------------------------
Travelers Insurance Co. (The)
4.25% (Acquired 10/18/05; Cost $15,000,000)                      (b)(f)(j)      10/13/06        15,000         15,000,000
=========================================================================================================================

Total Funding Agreements (Cost $30,000,000)                                                                    30,000,000
=========================================================================================================================

Total Investments (excluding Repurchase Agreements)
(Cost $761,559,061)                                                                                           761,559,061
=========================================================================================================================

REPURCHASE AGREEMENTS--39.18%
Banc of America Securities LLC
4.12%                                                            (o)            11/01/05        55,000         55,000,000
-------------------------------------------------------------------------------------------------------------------------
Barclays Capital Inc.
4.04%                                                            (p)            11/01/05        50,000         50,000,000
-------------------------------------------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
4.04%                                                            (q)            11/01/05        50,000         50,000,000
-------------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                            AMOUNT
                                                                                MATURITY     (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--(CONTINUED)
BNP Paribas Securities Corp.
4.12%                                                            (c)(r)         11/01/05  $     55,000    $    55,000,000
-------------------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
4.12%                                                            (c)(s)         11/01/05        55,000         55,000,000
-------------------------------------------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
4.11%                                                            (c)(t)         11/01/05        30,000         30,000,000
-------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
4.04%                                                            (u)            11/01/05        22,615         22,614,687
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
4.03%                                                            (v)            11/01/05        50,000         50,000,000
-------------------------------------------------------------------------------------------------------------------------
Societe Generale
4.04%                                                            (w)            11/01/05        50,000         50,000,000
-------------------------------------------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC
4.13%                                                            (x)            11/01/05        55,000         55,000,000
=========================================================================================================================

Total Repurchase Agreements (Cost $472,614,687)                                                               472,614,687
=========================================================================================================================

TOTAL INVESTMENTS--102.31%  (Cost $1,234,173,748)                (y)(z)                                     1,234,173,748
=========================================================================================================================
OTHER ASSETS LESS LIABILITIES--(2.31%)                                                                        (27,879,004)
=========================================================================================================================
NET ASSETS--100.00%                                                                                       $ 1,206,294,744
=========================================================================================================================

Investment Abbreviations:

CEP              Credit Enhancement Provider
IDR              Industrial Development Revenue Bonds
INS              Insurance
LOC              Letter of Credit
MTN              Medium Term Notes
RACERS           Restructured Asset Certificates with Enhanced ReturnS(SM)
RB               Revenue Bonds
Unsec.           Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2005 was $627,419,197, which represented 52.01% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered illiquid.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of Total Investments) is summarized as follows: France: 6.5%; United Kingdom: 5.4%; other countries less than 5%: 8.5%.

(d) Interest rate is redetermined monthly. Rate shown is the rate in effect on October 31, 2005.

(e) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(f) Interest rate is redetermined quarterly. Rate shown is the rate in effect on October 31, 2005.

(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(h) Interest rate is redetermined daily. Rate shown is the rate in effect on October 31, 2005.

(i) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand.

(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2005 was $80,000,000, which represented 6.63% of the Fund's Net Assets.

(k) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.

(l) Principal and/or interest payments are secured by the bond insurance company listed.

(m) Interest rate is redetermined weekly. Rate shown is the rate in effect on October 31, 2005.

(n) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(o) Repurchase agreement entered into 10/31/05 with a maturing value of $55,006,294. Collateralized by $55,261,099 corporate obligations, 4.13% to 8.25% due 01/15/07 to 10/15/15 with an aggregate value at 10/31/05 of $57,750,001.

(p) Joint repurchase agreement entered into 10/31/05 with an aggregate maturing value of $250,028,056. Collateralized by $256,013,647 U.S. Government obligations, 0% to 5.50% due 10/01/23 to 10/01/35 with an aggregate value at 10/31/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $50,005,611.

(q) Joint repurchase agreement entered into 10/31/05 with an aggregate maturing value of $250,028,056. Collateralized by $256,039,311 U.S. Government obligations, 4.10% to 6.00% due 02/01/31 to 07/01/35 with an aggregate value at 10/31/05 of $255,001,323. The amount to be received upon repurchase by the Fund is $50,005,611.

(r) Repurchase agreement entered into 10/31/05 with a maturing value of $55,006,298. Collateralized by $57,650,521 corporate obligations, 1.31% to 5.88% due 07/11/06 to 01/15/09 with an aggregate value at 10/31/05 of $57,750,001.

(s) Repurchase agreement entered into 10/31/05 with a maturing value of $55,006,298. Collateralized by $58,354,925 corporate obligations, 4.16% to 5.12% due 04/15/17 to 06/10/44 with an aggregate value at 10/31/05 of $57,750,001.

(t) Joint repurchase agreement entered into 10/31/05 with an aggregate maturing value of $600,068,542. Collateralized by $632,713,166 corporate obligations, 0% to 6.00% due 10/15/12 to 04/25/36 with an aggregate value at 10/31/05 of $629,663,874. The amount to be received upon repurchase by the Fund is $30,003,427.

(u) Joint repurchase agreement entered into 10/31/05 with an aggregate maturing value of $500,056,111. Collateralized by $514,836,000 U.S. Government obligations, 0% to 6.79% due 11/29/05 to 11/29/19 with an aggregate value at 10/31/05 of $510,000,008. The amount to be received upon repurchase by the Fund is $22,617,225.

(v) Joint repurchase agreement entered into 10/31/05 with an aggregate maturing value of $250,027,986. Collateralized by $257,702,313 U.S. Government obligations, 3.74% to 7.00% due 03/01/12 to 10/01/35 with an aggregate value at 10/31/05 of $256,760,195. The amount to be received upon repurchase by the Fund is $50,005,597.

(w) Joint repurchase agreement entered into 10/31/05 with an aggregate maturing value of $350,039,278. Collateralized by $390,132,860 U.S. Government obligations, 0% to 5.50% due 10/15/06 to 03/01/35 with an aggregate value at 10/31/05 of $357,000,001. The amount to be received upon repurchase by the Fund is $50,005,611.

(x) Joint repurchase agreement entered into 10/31/05 with an aggregate maturing value of $500,057,361. Collateralized by $554,589,557 corporate obligations, 0% to 4.08% due 02/15/19 to 07/15/42 with an aggregate value at 10/31/05 of $525,000,000. The amount to be received upon repurchase by the Fund is $55,006,310.

(y) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instance where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it will not be primarily responsible for the issuer's obligations but may be called upon to satisfy issuer's obligations.

ENTITIES                         PERCENTAGE
--------                         ----------
Other Entities Less than 5%        89.4%
Bank of America, N.A.               5.5%
MBIA Insurances Corp.               5.1%

(z)   Also represents cost for federal income tax purposes.

      See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

                             AIM MUNCIPAL BOND FUND
           Quarterly Schedule of Portfolio Holdings - October 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.COM             MBD-QTR-1 10/05              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

                                                                            PRINCIPAL
                                                          RATINGS (a)        AMOUNT
                                                      S&P        MOODY'S     (000)          VALUE
=====================================================================================================
MUNICIPAL OBLIGATIONS--99.34%

ALABAMA--2.23%
Alabama (State of) Public School &
College Authority; Capital
Improvement Series 1999 C RB
     5.75%, 07/01/17                      (b)            AA          Aa2    $   1,400    $  1,521,240
-----------------------------------------------------------------------------------------------------

Auburn (City of); Capital
Improvement School Unlimited Tax
Series 2005 GO Wts. (INS-Ambac
Assurance Corp.)
    5.00%, 08/01/22                       (b)(c)        AAA          Aaa        1,080       1,125,608
-----------------------------------------------------------------------------------------------------

Birmingham (City of) Special Care
Facilities Financing Authority
(Children's Hospital of Alabama);
Health Care Facility Series 2002 RB
(INS-Ambac Assurance Corp.)
     5.38%, 06/01/23                      (b)(c)        AAA          Aaa        1,500       1,586,205
-----------------------------------------------------------------------------------------------------

Courtland (City of) Industrial
Development Board (Champion
International Corp. Project);
Refunding Environmental Improvement
Series 1996 RB
    6.40%, 11/01/26                       (b)(d)         --         Baa2        2,315       2,407,831
-----------------------------------------------------------------------------------------------------

Jefferson (County of); Prerefunded
Capital Improvement Sewer Series
2001 A RB Wts.
    5.00%, 02/01/11                       (b)(e)(f)     AAA          Aaa          775         831,668
-----------------------------------------------------------------------------------------------------

Jefferson (County of); School
Limited Tax Series 2000 GO Wts.
(INS-Financial Security Assurance
Inc.)
    5.50%, 02/15/20                       (b)(c)        AAA          Aaa        1,250       1,328,112
-----------------------------------------------------------------------------------------------------

Lauderdale (County of) & Florence
(City of) Health Care Authority
(Coffee Health Group); Series 2000
A RB (INS-MBIA Insurance Corp.)
    6.00%, 07/01/29                       (b)(c)        AAA          Aaa        1,000       1,095,460
-----------------------------------------------------------------------------------------------------
University of Alabama; Series 2004 A
RB (INS-MBIA Insurance Corp.)
     5.00%, 07/01/29                      (b)(c)        AAA          Aaa        1,000       1,031,130
=====================================================================================================
                                                                                           10,927,254
=====================================================================================================

                                                                            PRINCIPAL
                                                          RATINGS (A)        AMOUNT
                                                      S&P        MOODY'S     (000)          VALUE

=====================================================================================================
ALASKA--0.45%

Alaska (State of) Housing Finance
Corp. (State Building Lease); Series
1999 RB
     5.75%, 04/01/10                      (b)(e)(f)     AAA          Aaa    $   2,000    $  2,190,960
-----------------------------------------------------------------------------------------------------

AMERICAN SAMOA--0.27%

American Samoa  (Territory of);
Refunding Unlimited Tax
Series 2000 GO (INS-ACA Financial
Guaranty Corp.)
     6.00%, 09/01/08                      (b)(c)          A           --        1,280       1,344,922
-----------------------------------------------------------------------------------------------------

ARIZONA--0.23%

Phoenix (City of) Civic Improvement
Corp. (Waste Water System);  Jr.
Lien Series 2000 RB (INS-Financial
Guaranty Insurance Co.)
    5.70%, 07/01/08                       (b)(c)        AAA          Aaa        1,055       1,119,503
-----------------------------------------------------------------------------------------------------

ARKANSAS--0.33%

North Little Rock (City of) Health
Facilities Board (Baptist Health);
Health Care Series 2001 RB
    5.70%, 07/01/22                       (b)            A+           --          500         520,305
-----------------------------------------------------------------------------------------------------

Van Buren (County of); Refunding &
Construction Sales & Use Tax Series
2000 RB (INS-Ambac Assurance Corp.)
    5.60%, 12/01/25                       (b)(c)         --          Aaa        1,000       1,075,690
=====================================================================================================
                                                                                            1,595,995
=====================================================================================================

CALIFORNIA--2.91%

ABAG Finance Authority for
Non-Profit Corps. (Lincoln Glen
Manor for Senior Citizens); Series
2000 COP (CEP-Cal-Mortgage)
   6.10%, 02/15/25                        (b)             A           --        1,000       1,056,030
-----------------------------------------------------------------------------------------------------

ABAG Finance Authority for
Non-Profit Corps. (Lytton Gardens
Inc.); Series 1999 COP
(CEP-Cal-Mortgage)
    6.00%, 02/15/19                       (b)             A           --        1,585       1,674,663
-----------------------------------------------------------------------------------------------------

ABAG Finance Authority for
Non-Profit Corps. (Odd Fellows Home
of California); Series 1999 COP
(CEP-Cal-Mortgage)
    6.00%, 08/15/24                       (b)             A           --        1,000       1,046,870
-----------------------------------------------------------------------------------------------------

Bell (City of) Community Housing
Authority; Refunding Lease Revenue
Series 2005 RB (INS-Ambac Assurance
Corp.)
    5.00%, 10/01/30                       (b)(c)        AAA           --        1,000       1,022,710
-----------------------------------------------------------------------------------------------------

Big Bear Lake (City of); Refunding
Water Series 1996 RB (INS-MBIA
Insurance Corp.)
    6.00%, 04/01/22                       (b)(c)        AAA          Aaa        2,000       2,329,920
-----------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                         RATINGS (a)       AMOUNT
                                                                        S&P  MOODY'S       (000)           VALUE
=====================================================================================================================
CALIFORNIA--(CONTINUED)

California (State of) Department of Water
Resources; Power Supply Series 2002 A RB
    5.38%, 05/01/22                                        (b)          BBB+   A2     $        1,000  $     1,069,110
---------------------------------------------------------------------------------------------------------------------
California (State of) Educational Facilities
Authority (Fresno Pacific University); Series 2000 A RB
    6.05%, 03/01/11                                        (b)            -- Baa3              1,350        1,462,981
---------------------------------------------------------------------------------------------------------------------

Foothill/Eastern Corridor Agency (California
Toll Road Project); Sr. Lien Series 1995 A RB
    6.00%, 01/01/10                                        (b)(e)(f)     AAA  Aaa                400          441,976
---------------------------------------------------------------------------------------------------------------------
Los Angeles (County of); Series 2001 RB 5.15%,
02/12/06
(Acquired 03/29/01; Cost $38,242)                          (b)(g)(h)(i)   --   --                 38           38,133
---------------------------------------------------------------------------------------------------------------------

Montclair (City of) Financing Authority (Public
Facilities Project); Lease Series 2005 RB (INS-
Ambac Assurance Corp.)
    4.60%, 10/01/25                                        (b)(c)        AAA   --              1,250        1,245,112
---------------------------------------------------------------------------------------------------------------------

Sacramento (City of) Financing Authority
(Convention Center Hotel); Sr. Series 1999 A RB
    6.25%, 01/01/30                                        (b)(h)         --   --                750          783,112
---------------------------------------------------------------------------------------------------------------------
Saugus (City of) Union School District;
Unlimited Tax Series 2005 B GO (INS-Financial
Security Assurance Inc.)
    5.00%, 08/01/29                                        (b)(c)        AAA  Aaa              2,000        2,078,060
=====================================================================================================================
                                                                                                           14,248,677
=====================================================================================================================

COLORADO--3.10%

Arapahoe (County of) Dove Valley Metropolitan
District; Refunding Unlimited Tax Series 2005
GO (INS-Financial Security Assurance Inc.)
    5.00%, 11/01/25                                        (b)(c)        AAA  Aaa              1,000        1,038,260
---------------------------------------------------------------------------------------------------------------------

Aurora (City of); Public Improvement Series
2000 COP (INS-Ambac Assurance Corp.)
    5.50%, 12/01/30                                        (b)(c)        AAA  Aaa              3,330        3,541,655
---------------------------------------------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
Authority; Sr. Series 2000 A RB (INS-MBIA
Insurance Corp.)
    5.75%, 09/01/35                                        (b)(c)        AAA  Aaa              1,000        1,098,160
---------------------------------------------------------------------------------------------------------------------

Colorado (State of) Educational & Cultural
Facilities Authority (Charter School-Peak to Peak
Project); Refunding & Improvement Series 2004
RB (CEP-XL Capital Ltd.)
    5.25%, 08/15/24                                        (b)           AAA  Aaa              1,475        1,577,616
---------------------------------------------------------------------------------------------------------------------

Colorado (State of) Health Facilities Authority
(Exempla Inc.); Series 2002 A RB
    5.50%, 01/01/23                                        (b)            A-   A1              2,850        2,992,386
---------------------------------------------------------------------------------------------------------------------

Colorado (State of) Health Facilities Authority
(Exempla Inc.); Series 2002 A RB
    5.63%, 01/01/33                                        (b)            A-   A1              2,000        2,077,980
---------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                         RATINGS (a)       AMOUNT
                                                                        S&P  MOODY'S       (000)           VALUE
=====================================================================================================================
COLORADO--(CONTINUED)

Denver (City of) Health & Hospital Authority;
Refunding Health Care Series 2004 A RB
    6.25%, 12/01/33                                        (b)           BBB Baa3     $          750  $       798,000
---------------------------------------------------------------------------------------------------------------------

Meridian Metropolitan District; Refunding &
Improvement Unlimited Tax Series 2001 B GO
(INS-Radian Asset Assurance, Inc.)
    5.00%, 12/01/25                                        (b)(c)         AA   --              1,000        1,014,080
---------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority;
Sr. Series 2001 A RB (INS-Financial Security
Assurance Inc.)
    5.25%, 06/15/41                                        (b)(c)        AAA  Aaa              1,000        1,044,740
=====================================================================================================================
                                                                                                           15,182,877
=====================================================================================================================

CONNECTICUT--3.27%

Connecticut (State of) (Bradley International
Airport); Special Obligation Parking Series 2000
A RB (INS-ACA Financial Guaranty Corp.)
    6.60%, 07/01/24                                        (b)(c)(d)       A   --              1,250        1,335,612
---------------------------------------------------------------------------------------------------------------------
Connecticut (State of) (Transportation
Infrastructure); Special Obligation Tax Series
1991 B RB
    6.50%, 10/01/10                                        (b)           AA-   A1                530          597,840
---------------------------------------------------------------------------------------------------------------------
Connecticut (State of) (Transportation
Infrastructure); Special Obligation Tax Series
1991 B RB
    6.50%, 10/01/12                                        (b)           AA-   A1              1,500        1,738,155
---------------------------------------------------------------------------------------------------------------------
Connecticut (State of) Area Cooperative
Educational Services (Staff
Development/Administration Facilities);
Unlimited Tax  Series 1999 GO (INS-ACA
Financial Guaranty Corp.)
    5.63%, 07/15/19                                        (b)(c)          A   --              1,060        1,088,514
---------------------------------------------------------------------------------------------------------------------

Connecticut (State of) Health & Educational
Facilities Authority (Bridgeport Hospital); Series
1992 A RB (INS-MBIA Insurance Corp.)
    6.63%, 07/01/18                                        (b)(c)        AAA  Aaa                500          513,420
---------------------------------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
Facilities Authority (Loomis Chaffee School);
Series 2001 D RB
    5.25%, 07/01/11                                        (b)(e)(f)     NRR  NRR              1,000        1,056,830
---------------------------------------------------------------------------------------------------------------------

Connecticut (State of) Health & Educational
Facilities Authority (William W. Backus
Hospital); Series 1997 D RB
    5.75%, 07/01/07                                        (b)(e)(f)     AAA  Aaa              1,000        1,060,530
---------------------------------------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
Authority (Group Home Mortgage); Special
Obligation Series 2000 GH-5 RB (INS-Ambac
Assurance Corp.)
    5.85%, 06/15/30                                        (b)(c)        AAA  Aaa                500          526,415
---------------------------------------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                             RATINGS (a)    AMOUNT
                                            S&P  MOODY'S     (000)       VALUE
=================================================================================
CONNECTICUT--(CONTINUED)

Connecticut (State of)
Housing Finance Authority
(Housing Mortgage Finance
Program); Series 1996 C-1 RB
    6.30%, 11/15/17              (b)        AAA    Aaa     $  1,270   $ 1,305,471
---------------------------------------------------------------------------------
Connecticut (State of)
Housing Finance Authority
(Housing Mortgage Finance
Program); Series 1996 C-2 RB
    6.25%, 11/15/18              (b)        AAA    Aaa          750       771,915
---------------------------------------------------------------------------------
Connecticut (State of)
Housing Finance Authority
(Housing Mortgage Finance
 Program); Series 1996 G RB
    6.00%, 11/15/27              (b)(d)     AAA    Aaa        1,000     1,028,080
---------------------------------------------------------------------------------
Connecticut (State of)
Housing Finance Authority
(Housing Mortgage Finance
Program); Series 1998 C RB
    5.50%, 11/15/35              (b)(d)     AAA    Aaa        1,775     1,814,387
---------------------------------------------------------------------------------
Manchester (City of)
Eighth Utilities District;
Unlimited Tax Series 1991 GO
    6.75%, 08/15/06              (b)        --     Aa3          180       185,049
---------------------------------------------------------------------------------
Mansfield (City of);
Unlimited Tax Series 1990 GO
    6.00%, 06/15/07              (b)        --     Aa3          100       104,486
---------------------------------------------------------------------------------

New Britain (City of);
Unlimited Tax Series 1992
GO (INS-MBIA Insurance Corp.)
    6.00%, 02/01/11              (b)(c)     AAA    Aaa          400       445,888
---------------------------------------------------------------------------------
North Canaan (City of);
Unlimited Tax Series
1991 GO
    6.50%, 01/15/10              (b)        --      A3          125       139,005
---------------------------------------------------------------------------------
North Canaan (City of);
Unlimited Tax Series 1991 GO
    6.50%, 01/15/11              (b)        --      A3          125       142,106
---------------------------------------------------------------------------------

Somers (City of);
Unlimited Tax Series 1990 GO
    6.00%, 12/01/10              (b)        --      A1          190      210,797
---------------------------------------------------------------------------------
University of Connecticut;
Student Fee Series 2000 A RB
    6.00%, 11/15/10              (b)(e)(f)  NRR    NRR        1,325     1,491,685
---------------------------------------------------------------------------------

Westbrook (City of);
Unlimited Tax Series
1992 GO (INS-MBIA
Insurance Corp.)
    6.40%, 03/15/10              (b)(c)     AAA    Aaa          380       425,060
=================================================================================
                                                                       15,981,245
=================================================================================

DELAWARE--0.06%

Delaware (State of)
Economic Development
Authority (Osteopathic
Hospital Association);
Series 1993 A RB
    6.75%, 01/01/13              (b)(e)     NRR    Aaa          250       286,717
=================================================================================

                                                           PRINCIPAL
                                             RATINGS (a)    AMOUNT
                                            S&P  MOODY'S     (000)       VALUE
=================================================================================
DISTRICT OF COLUMBIA--0.48%

District of Columbia (George
Washington University); Series
2001 A RB (INS-MBIA Insurance
Corp.)
    5.13%, 09/15/31              (b)(c)     AAA    Aaa      $ 1,000   $ 1,026,150
---------------------------------------------------------------------------------
District of Columbia (Gonzaga
College High School);
Series 1999 RB (INS-
Financial Security
Assurance Inc.)
    5.38%, 07/01/19              (b)(c)     AAA    Aaa        1,055     1,119,682
---------------------------------------------------------------------------------

District of Columbia
(Mandarin Oriental Hotel
Project); Tax Increment Series
2002 TAN (INS-Financial
Security Assurance Inc.)
    5.25%, 07/01/22              (b)(c)     AAA    Aaa          200       210,892
=================================================================================
                                                                        2,356,724
=================================================================================

FLORIDA--1.41%

Crossings at Fleming Island
Community Development District;
Refunding Special Assessment
Series 2000 B RB (INS-MBIA
Insurance Corp.)
    5.80%, 05/01/16              (b)(c)     AAA    Aaa        1,000     1,095,570
---------------------------------------------------------------------------------
Jacksonville (City of)
Health Facilities Authority
(Ascension Health Credit
Group); Series 2002 A RB
    5.25%, 11/15/32              (b)         AA    Aa2        1,500     1,552,620
---------------------------------------------------------------------------------

Miami-Dade (County of)
(Miami International
Airport); Aviation Series
2000 B RB (INS-Financial
Guaranty Insurance Co.)
    5.75%, 10/01/29              (b)(c)     AAA    Aaa        2,000     2,172,920
---------------------------------------------------------------------------------

Sunrise (City of) Utility
System; Refunding Series
1998 RB (INS-Ambac Assurance
Corp.)
    5.00%, 10/01/28              (b)(c)     AAA    Aaa        1,000     1,055,550
---------------------------------------------------------------------------------
University of Central Florida
Athletics Association Inc.;
Series 2005 A COP
(INS-Financial Guaranty
Insurance Co.)
    5.00%, 10/01/26              (b)(c)     AAA    Aaa         1,000    1,038,780
=================================================================================
                                                                        6,915,440
=================================================================================

GEORGIA--0.86%

Gilmer (County of) Building
Authority (Courthouse
Project); Series 2005 A RB
(INS-XL Capital Assurance Inc.)
    5.00%, 04/01/29              (b)(c)     AAA    Aaa         2,000    2,066,640
---------------------------------------------------------------------------------
Gwinnett (County of) Water &
Sewer Authority; Series
2002 RB
    5.25%, 08/01/24              (b)        AAA    Aaa         2,000    2,130,560
=================================================================================
                                                                        4,197,200
=================================================================================

                                                           PRINCIPAL
                                             RATINGS (a)    AMOUNT
                                            S&P  MOODY'S     (000)       VALUE
=================================================================================
ILLINOIS--6.47%

Bellwood (City of); Unlimited
Tax Series 2002 GO (INS-Ambac
Assurance Corp.)
    5.25%, 12/01/25              (b)(c)      --    Aaa     $  1,000   $ 1,057,410
---------------------------------------------------------------------------------

Chicago (City of) (Cottage
View Terrace Apartments);
FHA/GNMA Collateralized
Multi-Family Housing Series
2000 A RB (CEP-GNMA)
    6.13%, 02/20/42              (b)(d)     AAA     --        1,560     1,619,218
---------------------------------------------------------------------------------

Chicago (City of); Project
& Refunding Unlimited Tax
Series 2000 C GO
    5.50%, 07/01/10              (b)(e)(f)  AAA    Aaa        1,755     1,921,743
---------------------------------------------------------------------------------
Chicago (City of); Project
& Refunding Unlimited Tax
Series 2001 A GO (INS-MBIA
Insurance Corp.)
    5.25%, 01/01/33              (b)(c)     AAA    Aaa        3,940     4,088,617
---------------------------------------------------------------------------------
Chicago (City of); Project &
Refunding Unlimited Tax Series
2000 C GO (INS-Financial
Guaranty Insurance Co.)
    5.50%, 01/01/40              (b)(c)     AAA    Aaa         995      1,068,331
---------------------------------------------------------------------------------
Chicago (City of);
Special Transportation Series
2001 RB
    5.25%, 01/01/27              (b)(e)(f)  AAA    Aaa        1,000     1,062,980
---------------------------------------------------------------------------------
Cook (County of); Capital
Improvement Unlimited Tax
Series 2004 B GO (INS-MBIA
Insurance Corp.)
    5.00%, 11/15/29              (b)(c)     AAA    Aaa        1,000     1,030,020
---------------------------------------------------------------------------------

Freeport (City of); Sewer
System Improvements Unlimited
Tax  Series 2000 GO
    6.00%, 12/01/10              (b)(e)(f)  AAA    Aaa        1,000     1,121,750
---------------------------------------------------------------------------------
Illinois (State of) Department
of Central Management
Services; Series 1999
COP (INS-MBIA Insurance Corp.)
    5.85%, 07/01/19              (b)(c)     AAA    Aaa        1,750     1,893,780
---------------------------------------------------------------------------------

Illinois (State of)
Development Finance
Authority (Adventist Health
Systems Project); Series 1997
A RB (INS-MBIA Insurance Corp.)
    6.00%, 11/15/11              (b)(c)     AAA    Aaa        2,500     2,780,175
---------------------------------------------------------------------------------
Illinois (State of)
Development Finance Authority
(Catholic Charities Housing
Development); Series 1995 RB
    6.35%, 01/01/25              (b)(h)      --     --        1,500     1,503,135
---------------------------------------------------------------------------------

Illinois (State of) Educational
Facilities Authority
(Northwestern University);
Adjustable Rate Medium Term
Series 1997 RB
    5.25%, 11/01/14              (b)(f)     AA+    Aa1        1,000    1,077,980
---------------------------------------------------------------------------------

                                                           PRINCIPAL
                                             RATINGS (a)    AMOUNT
                                            S&P  MOODY'S     (000)       VALUE
=================================================================================
ILLINOIS--(CONTINUED)

Illinois (State of) Educational
Facilities Authority (Robert
Morris College); Series 2000
RB (INS-MBIA Insurance Corp.)
    5.75%, 06/01/20              (b)(c)      --    Aaa     $   1,305  $ 1,363,842
---------------------------------------------------------------------------------

Illinois (State of) Educational
Facilities Authority (Robert
Morris College); Series 2000
RB (INS-MBIA Insurance Corp.)
    5.80%, 06/01/30              (b)(c)      --    Aaa         1,000    1,031,680
---------------------------------------------------------------------------------

Illinois (State of) Health
Facilities Authority (Blessing
Hospital); Series 1999 A RB
(INS-Financial Security
Assurance Inc.)
    6.00%, 11/15/19              (b)(c)     AAA    Aaa         1,000    1,092,870
---------------------------------------------------------------------------------

Illinois (State of) Health
Facilities Authority
(Evangelical Hospital
Corp.); Refunding Series
1992 A RB
    6.25%, 04/15/22              (b)(e)     NRR    Aaa         1,000    1,172,580
---------------------------------------------------------------------------------

Illinois (State of) Health
Facilities Authority
(Evangelical Hospital Corp.);
Series 1992 C RB
    6.25%, 04/15/22              (b)(e)     NRR    NRR         1,150    1,348,467
---------------------------------------------------------------------------------

Illinois (State of) Toll
Highway Authority;  Sr.
Priority Toll Highway Series
2005 A RB (INS-Financial
Security Assurance Inc.)
    5.00%, 01/01/22              (b)(c)     AAA    Aaa         1,250    1,308,437
---------------------------------------------------------------------------------
Metropolitan Pier & Exposition
Authority (McCormick Place
Expansion); Capital
Appreciation Dedicated State
Tax Series 2002 A RB (INS-MBIA
Insurance Corp.)
    6.76%, 06/15/30              (b)(c)(j)  AAA    Aaa         1,000      297,220
---------------------------------------------------------------------------------
Metropolitan Pier & Exposition
Authority (McCormick Place
Expansion); Dedicated State Tax
Series 2002 A RB (INS-MBIA
Insurance Corp.)
    5.25%, 06/15/42              (b)(c)     AAA    Aaa         1,000    1,045,890
---------------------------------------------------------------------------------

Tazewell (County of) Community
High School District No. 303
(Pekin); Prerefunded Unlimited
Tax Series 1996 GO
    5.63%, 01/01/07              (b)(e)(f)  AAA    Aaa         1,275    1,311,529
---------------------------------------------------------------------------------

Tazewell (County of) Community
High School District No. 303
(Pekin); Unrefunded Unlimited
Tax Series 1996 GO
(INS-Financial Guaranty
Insurance Co.)
    5.63%, 01/01/14              (b)(c)     AAA    Aaa           160      164,122
---------------------------------------------------------------------------------
Will (County of) School
District No. 122 (New Lenox);
Prerefunded Unlimited Tax
Series 2000 A GO
    6.50%, 11/01/10              (b)(e)(f)  NRR    Aaa           510      581,053
---------------------------------------------------------------------------------

                                                           PRINCIPAL
                                             RATINGS (a)    AMOUNT
                                            S&P  MOODY'S     (000)       VALUE
=================================================================================
ILLINOIS-(CONTINUED)

Will (County of) School
District No. 122 (New Lenox);
Prerefunded Unlimited Tax
Series 2000 A GO
    6.50%, 11/01/10              (b)(e)(f)  NRR    Aaa     $      80  $    91,146
---------------------------------------------------------------------------------

Will (County of) School
District No. 122 (New
Lenox); Unrefunded Unlimited
Tax Series 2000 A GO
(INS-Financial Security
Assurance Inc.)
    6.50%, 11/01/14              (b)(c)     --     Aaa           575      649,761
=================================================================================
                                                                       31,683,736
=================================================================================

INDIANA-5.55%

East Allen (County of)
Multi-School Building
Corp.; First Mortgage Series
2000 RB
    5.75%, 01/15/10              (b)(e)(f)  AAA    Aaa           735      802,032
---------------------------------------------------------------------------------

Hancock (County of) & Mount
Vernon (City of)
Multi-School Building Corp.;
First Mortgage Series
2001 RB (CEP-State Aid
Withholding)
    5.45%, 07/15/11              (b)(e)(f)  NRR    NRR         1,000    1,096,130
---------------------------------------------------------------------------------

Indiana (State of) Bond Bank;
Special Program
Series 2000 A RB (INS-Ambac
Assurance Corp.)
    5.90%, 02/01/14              (b)(c)     AAA    Aaa         1,000    1,094,590
---------------------------------------------------------------------------------

Indiana (State of)
Transportation Finance
Authority; Prerefunded Highway
Series 2000 RB
    5.38%, 12/01/10              (b)(e)(f)  NRR    NRR           435      471,788
---------------------------------------------------------------------------------

Indiana (State of)
Transportation Finance
Authority; Unrefunded Highway
Series 2000 RB
    5.38%, 12/01/25              (b)        AA-    Aa2         1,565    1,665,176
---------------------------------------------------------------------------------

Indianapolis (City of) Local
Public Improvement
Bond Bank  (Waterworks Project);
Series 2002 A RB
(INS-MBIA Insurance Corp.)
    5.25%, 07/01/33              (b)(c)     AAA    Aaa         1,000    1,038,610
---------------------------------------------------------------------------------
Lafayette (City of); Sewer
Series 2002 RB
(INS-MBIA Insurance Corp.)
    5.15%, 07/01/24              (b)(c)     AAA    Aaa         1,000    1,053,880
---------------------------------------------------------------------------------

Northern Wells (City of)
Community School Building
Corp.;  First Mortgage Series
2002 RB
(INS-Financial Guaranty
Insurance Co.)
    5.40%, 07/15/23              (b)(c)     AAA    Aaa           500      531,690
---------------------------------------------------------------------------------

Petersburg (City of) (Indiana
Power & Light Co.);
Refunding Series 1991 PCR
    5.75%, 08/01/21              (b)        BBB-  Baa2         4,000    4,181,480
---------------------------------------------------------------------------------
Petersburg (City of) Pollution
Control (Indiana
Power & Lighting Co.); Refunding
Series 1993 B PCR
(INS-MBIA Insurance Corp.)
    5.40%, 08/01/17              (b)(c)     AAA    Aaa         9,850   10,965,316
---------------------------------------------------------------------------------

                                                           PRINCIPAL
                                             RATINGS (a)    AMOUNT
                                            S&P  MOODY'S     (000)       VALUE
=================================================================================
INDIANA(CONTINUED)

St. Joseph (County of) Hospital
Authority (Memorial Health
System); Health System Series
2000 RB (INS-Ambac Assurance
Corp.)
    5.63%, 08/15/33              (b)(c)     AAA    Aaa     $   1,000  $ 1,057,120
---------------------------------------------------------------------------------

St. Joseph (County of) Jail
Building Corp.;
Refunding First Mortgage Series
2005 RB (INS-Ambac
Assurance Corp.)
    5.00%, 01/15/19              (b)(c)     AAA    Aaa         1,000    1,050,930
---------------------------------------------------------------------------------

Wa-Nee Middle School Building
Corp.; First
Mortgage Unlimited Tax Series
2001 GO (INS-Financial Guaranty
Insurance Co.)
    5.50%, 01/15/20              (b)(c)     AAA    Aaa         1,000    1,069,410
---------------------------------------------------------------------------------

Wawasee (City of) Community
School Corp. (New Elementary &
Remodeling Building Corp.);
Refunding First Mortgage Series
2005 RB (INS-Financial
Security Assurance Inc.)
    5.00%, 07/15/18              (b)(c)     AAA     --         1,000    1,066,880
=================================================================================
                                                                       27,145,032
=================================================================================

KANSAS0.36%

Overland Park (City of)
Development Corp. (First
Tier Overland Park Project);
Series 2001 A RB
    7.38%, 01/01/32              (b)(h)      --     --         1,635    1,775,675
=================================================================================

KENTUCKY0.09%

Jefferson (County of) (Beverly
Enterprises
Project); Refunding Health
Facilities Series 1999 RB
    5.88%, 05/01/08              (b)(h)      --     --           460      460,152
---------------------------------------------------------------------------------

LOUISIANA5.36%

Jefferson (City of) Sales Tax
District; Special Sales Tax
Series 2005 RB (INS-Ambac
Assurance Corp.)
    5.00%, 12/01/21              (b)(c)     AAA    Aaa         1,240    1,296,916
---------------------------------------------------------------------------------

Lafayette (City of); Public
Improvement Sales Tax Series
2000 A RB (INS-Financial
Guaranty Insurance Co.)
    5.50%, 03/01/23              (b)(c)     AAA    Aaa         2,360    2,509,671
---------------------------------------------------------------------------------

Louisiana (State of) Local
Government Environmental
Facilities & Community
Development Authority (Parking
Facilities Corp. Garage
Project); Series 2001 A RB
(INS-Ambac Assurance
Corp.)
    5.20%, 10/01/20              (b)(c)     AAA    Aaa         1,760    1,845,589
---------------------------------------------------------------------------------

                                                           PRINCIPAL
                                             RATINGS (a)    AMOUNT
                                            S&P  MOODY'S     (000)       VALUE
=================================================================================
LOUISIANA(CONTINUED)

Louisiana (State of) Local
Government
Environmental Facilities &
Community Development
Authority; Capital Projects &
Equipment Acquisitions Series
2000 A RB (INS-ACA Financial
Guaranty Corp.)
    6.55%, 09/01/25              (b)(c)       A     --     $   6,020  $ 6,510,088
---------------------------------------------------------------------------------

Louisiana (State of) Local
Government
Environmental Facilities &
Community Development
Authority; Capital Projects &
Equipment Acquisitions Series
2000 A RB (INS-Ambac Assurance
Corp.)
    6.30%, 07/01/30              (b)(c)     AAA    Aaa         4,000    4,158,320
---------------------------------------------------------------------------------
Louisiana (State of) Public
Facilities Authority (Ochsner
Clinic Foundation Project);
Series 2002 B RB
    5.50%, 05/15/32              (b)         --     A3         1,000    1,004,260
---------------------------------------------------------------------------------

Louisiana (State of) Public
Facilities Authority
(Tulane University); Series
1996 RB
    6.00%, 10/01/06              (b)(e)(f)  AAA    Aaa         2,500    2,615,500
---------------------------------------------------------------------------------

Louisiana (State of) Public
Facilities Authority
(Tulane University); Series
2002 A RB (INS-Ambac
Assurance Corp.)
    5.13%, 07/01/27              (b)(c)     AAA    Aaa         2,100    2,168,586
---------------------------------------------------------------------------------

Ouachita (Parish of) Hospital
Service District No. 1
(Glenwood Regional Medical
Center); Refunding
Hospital Series 1996 RB
(INS-Financial Security
Assurance Inc.)
    5.70%, 05/15/16              (b)(c)     AAA    Aaa         1,000    1,070,690
---------------------------------------------------------------------------------

St. John Baptist (Parish of)
Sales Tax District;
Series 1987 RB
    7.60%, 01/01/08              (b)(e)     NRR    NRR           500      544,185
---------------------------------------------------------------------------------

St. John Baptist (Parish of)
Sales Tax District;
Series 1987 RB
    7.60%, 01/01/09              (b)(e)     NRR    NRR           500      561,310
---------------------------------------------------------------------------------

Tangipahoa (Parish of) Hospital
Service District
No. 1 (North Oaks Medical Center
Project);
Refunding Hospital Series 2003
A RB
    5.00%, 02/01/25              (b)          A     --         1,000      996,250
---------------------------------------------------------------------------------

Tangipahoa (Parish of) Hospital
Service District
No. 1 (North Oaks Medical Center
Project);
Refunding Hospital Series 2003
A RB
    5.00%, 02/01/30              (b)          A     --         1,000      968,520
=================================================================================
                                                                       26,249,885
=================================================================================

MAINE--0.27%
Maine (State of) Housing
Authority; Mortgage
Series 1999 E-1 RB
    5.85%, 11/15/20              (b)        AA+    Aa1         1,305    1,342,166
=================================================================================

                                                           PRINCIPAL
                                             RATINGS (a)    AMOUNT
                                           S&P   MOODY'S     (000)       VALUE
=================================================================================
MARYLAND--0.21%

Maryland (State of) Health &
Higher Educational
Facilities Authority (University
of Maryland
Medical System); Series 2001 RB
    5.25%, 07/01/28              (b)         A+     A3     $   1,000  $ 1,028,000
=================================================================================

MASSACHUSETTS--3.39%

Boston (City of) Water & Sewer
Commission; Sr.
Series 1993 A RB (INS-MBIA
Insurance Corp.)
    5.25%, 11/01/19              (b)(c)     AAA    Aaa         5,385    5,954,625
---------------------------------------------------------------------------------

Massachusetts (State of) Bay
Transportation
Authority; Sr. Sales Tax Series
2002 A RB
    5.00%, 07/01/32              (b)        AAA    Aa2         1,500    1,537,455
---------------------------------------------------------------------------------

Massachusetts (State of)
Development Finance
Agency (Boston University);
Series 1999 P RB
    6.00%, 05/15/59              (b)       BBB+     A3         5,500    6,185,960
---------------------------------------------------------------------------------

Massachusetts (State of)
Development Finance
Agency (College Issue); Series
2003 B RB (CEP-XL
Capital Ltd.)
    5.25%, 07/01/33              (b)        AAA    Aaa         1,000    1,051,390
---------------------------------------------------------------------------------

Massachusetts (State of) School
Building
Authority; Dedicated Sales Tax
Series 2005 A RB
(INS-Financial Security
Assurance Inc.)
    5.00%, 08/15/25              (b)(c)     AAA    Aaa         1,000    1,044,790
---------------------------------------------------------------------------------

Massachusetts (State of);
Consumer Lien Limited
Tax Series 2000 A GO
    5.75%, 02/01/09              (b)         AA    Aa2           785      841,418
=================================================================================
                                                                       16,615,638
=================================================================================

MICHIGAN--6.29%

Allegan (City of) Public School
District Unlimited
Tax Series 2000 GO
    5.75%, 05/01/10              (b)(e)(f)  AAA    Aaa           500      548,590
---------------------------------------------------------------------------------

Almont (City of) Community
Schools; Refunding
School Building & Site Unlimited
Tax Series 2002 GO
    5.00%, 05/01/27              (b)         AA    Aa2         1,000    1,032,140
---------------------------------------------------------------------------------

Bullock Creek School District;
Unlimited Tax
Series 2000 GO
    5.50%, 05/01/10              (b)(e)(f)  NRR    NRR         1,000    1,084,670
---------------------------------------------------------------------------------

Caledonia (City of) Community
Schools; Unlimited
Tax Series 2000 GO
    5.50%, 05/01/10              (b)(e)(f)  AAA    Aaa         1,000    1,084,670
---------------------------------------------------------------------------------

Chippewa Valley Schools;
Refunding Unlimited Tax
Series 2002 GO
    5.13%, 05/01/27              (b)         AA    Aa2         1,000    1,041,710
---------------------------------------------------------------------------------

                                                           PRINCIPAL
                                             RATINGS (a)    AMOUNT
                                            S&P  MOODY'S     (000)       VALUE
=================================================================================
MICHIGAN--(CONTINUED)

Detroit (City of) Water Supply
System; Prerefunded
Sr. Lien Series 2001 A RB
    5.25%, 07/01/11              (b)(e)(f)  AAA    Aaa     $   1,655  $ 1,791,885
---------------------------------------------------------------------------------
Detroit (City of) Water Supply
System; Sr. Lien
Series 2001 A RB (INS-Financial
Guaranty Insurance
Co.)
    5.00%, 07/01/30              (b)(c)     AAA    Aaa         5,000    5,118,400
---------------------------------------------------------------------------------
Detroit (City of) Water Supply
System; Unrefunded
Sr. Lien Series 2001 A RB
(INS-Financial Guaranty
Insurance Co.)
    5.25%, 07/01/33              (b)(c)     AAA    Aaa         1,845    1,928,357
---------------------------------------------------------------------------------

Detroit (City of); Capital
Improvement Limited Tax
Series 2005 A-2 GO (INS-Ambac
Assurance Corp.)
    5.00%, 04/01/23              (b)(c)     AAA    Aaa         1,040    1,088,797
---------------------------------------------------------------------------------

Jackson (City of) Brownfield
Redevelopment
Authority; Tax Increment Series
2002 TAN
(INS-Financial Guaranty
Insurance Co.)
    5.13%, 06/01/24              (b)(c)     AAA    Aaa         1,000    1,047,380
---------------------------------------------------------------------------------

Lake Orion (City of) Community
School District;
Unlimited Tax Series 2000 A GO
    6.00%, 05/01/10              (b)(e)(f)  AAA    Aaa           500      551,570
---------------------------------------------------------------------------------
Lincoln Park (City of) School
District; Unlimited
Tax Series 1996 GO
    6.00%, 05/01/06              (b)(e)(f)  AAA    Aaa         1,210    1,240,214
---------------------------------------------------------------------------------

Michigan (State of) Hospital
Finance Authority
(Ascension Health Credit);
Series 1999 A RB
(INS-MBIA Insurance Corp.)
    5.50%, 11/15/07              (b)(c)     AAA    Aaa         3,000    3,130,530
---------------------------------------------------------------------------------
Michigan (State of) Hospital
Finance Authority
(Marquette General Hospital
Obligation Group);
Series 2005 A RB
    5.00%, 05/15/34              (b)        --    Baa1           860      842,060
---------------------------------------------------------------------------------
Michigan (State of) Municipal
Bond Authority
(Drinking Water Revolving Fund);
Series 2000 RB
    5.50%, 10/01/10              (b)(e)(f)  AAA    Aaa         1,000    1,100,780
---------------------------------------------------------------------------------

Michigan (State of) Public Power
Agency
(Combustion Turbine No. 1
Project); Series 2001 A
RB (INS-Ambac Assurance Corp.)
    5.25%, 01/01/24              (b)(c)     AAA    Aaa         2,500    2,641,050
---------------------------------------------------------------------------------
Newaygo (City of) Public
Schools; Unlimited Tax
Series 2000 GO
    5.50%, 05/01/10              (b)(e)(f)  NRR    NRR         1,000    1,086,840
---------------------------------------------------------------------------------

Ypsilanti (City of) School
District; Refunding
Unlimited Tax Series 1996 GO
    5.75%, 05/01/07              (b)(e)(f)  AAA    Aaa         2,100    2,180,976
---------------------------------------------------------------------------------

                                                           PRINCIPAL
                                             RATINGS (a)    AMOUNT
                                            S&P  MOODY'S     (000)       VALUE
=================================================================================
MICHIGAN--(CONTINUED)

Ypsilanti (City of) School
District; Refunding
Unlimited Tax Series 1996 GO
    5.75%, 05/01/07              (b)(e)(f)  AAA    Aaa     $   2,175  $ 2,258,868
=================================================================================
                                                                       30,799,487
=================================================================================

MINNESOTA--0.23%

Minneapolis (City of); Parking
Ramp Unlimited
Tax Series 2000 A GO
    5.90%, 12/01/20              (b)        AAA    Aa1         1,000    1,100,960
=================================================================================

MISSISSIPPI--1.25%

Mississippi (State of) Higher
Education
Assistance Corp.; Sub.-Series
1994 C RB
(CEP-Gtd. Student Loans)
    7.50%, 09/01/09              (b)(d)      --     A2         5,000    5,049,650
---------------------------------------------------------------------------------

Mississippi (State of) Hospital
Equipment & Facilities Authority
(Forrest County General
Hospital Project); Series 2000
RB (INS-Financial
Security Assurance Inc.)
    5.50%, 01/01/27              (b)(c)      --    Aaa         1,000    1,057,740
=================================================================================
                                                                        6,107,390
=================================================================================

MISSOURI--1.11%

Missouri (State of)
Environmental Improvement &
Energy Resources Authority
(State Revolving
Fund); Unrefunded Water Series
1995 C PCR
    5.85%, 01/01/10              (b)         --    Aaa           270      272,776
---------------------------------------------------------------------------------

Missouri (State of) Health &
Educational
Facilities Authority (Washington
University
Project); Educational Facilities
Series 2001 A RB
    5.13%, 06/15/41              (b)        AAA    Aa1         4,000    4,122,680
---------------------------------------------------------------------------------

Missouri (State of) Housing
Development
Commission; Multi-Family Housing
Series 2001 II
RB (CEP-FHA)
    5.38%, 12/01/18              (b)         AA     --           505      524,847
---------------------------------------------------------------------------------

Nixa (City of) Electric System;
Series 2005 RB
(CEP-XL Capital Ltd.)
    5.00%, 04/01/25              (b)        AAA    Aaa           500      509,900
=================================================================================
                                                                        5,430,203
=================================================================================

NEBRASKA--0.22%

Omaha (City of) Public Power
District; Electric
Series 2002 A RB
    5.20%, 02/01/10              (b)(e)(f)  NRR    NRR         1,000    1,070,530
=================================================================================

NEVADA--3.80%

Boulder City (City of) (Boulder
City Hospital
Inc. Project); Refunding
Hospital Series 1998 RB
    5.85%, 01/01/22              (b)(h)      --     --           500      499,435
---------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                              RATINGS (a)                AMOUNT
                                                           S&P        MOODY'S             (000)               VALUE
========================================================================================================================
NEVADA--(CONTINUED)

Clark (County of) (Nevada Power Co.
Project); Refunding Series
1992 C IDR
    7.20%, 10/01/22                       (b)               BB+           Ba1          $     1,500      $      1,521,705
------------------------------------------------------------------------------------------------------------------------
Clark (County of) Bond Bank;
Limited Tax Series 2001 GO
(INS-Financial Guaranty
Insurance Co.)
    5.00%, 06/01/31                       (b)(c)            AAA           Aaa                5,000             5,107,100
------------------------------------------------------------------------------------------------------------------------
Clark (County of); Airport
Sub.-Lien Series 2001 B RB
    5.13%, 07/01/11                       (b)(e)(f)         AAA           Aaa                2,250             2,421,833
------------------------------------------------------------------------------------------------------------------------
Clark (County of); Airport
Sub.-Lien Series 2001 B RB
    5.25%, 07/01/11                       (b)(e)(f)         AAA           Aaa                1,500             1,624,065
------------------------------------------------------------------------------------------------------------------------
Clark (County of); Airport
Sub.-Lien Series 2004 A-2 RB
(INS-Financial Guaranty
Insurance Co.)
    5.13%, 07/01/25                       (b)(c)            AAA           Aaa                1,000             1,042,170
------------------------------------------------------------------------------------------------------------------------
Clark (County of); Airport
Sub.-Lien Series 2004 A-2 RB
(INS-Financial Guaranty
Insurance Co.)
    5.13%, 07/01/27                       (b)(c)            AAA           Aaa                1,000             1,038,540
------------------------------------------------------------------------------------------------------------------------
Humboldt (County of)
(Sierra Pacific Project);
Refunding Series 1987 PCR
 (INS-Ambac Assurance Corp.)
    6.55%, 10/01/13                       (b)(c)            AAA           Aaa                3,000             3,023,250
------------------------------------------------------------------------------------------------------------------------
Reno (City of) Redevelopment
Agency; Refunding Sub.-Series
1995 A TAN
    6.00%, 06/01/10                       (b)                --          Baa3                1,185             1,185,782
------------------------------------------------------------------------------------------------------------------------
Truckee Meadows Water Authority;
Water Series 2001 A RB
(INS-Financial Security
Assurance Inc.)
    5.13%, 07/01/30                       (b)(c)            AAA           Aaa                1,100             1,137,290
========================================================================================================================
                                                                                                              18,601,170
========================================================================================================================

NEW JERSEY--2.00%

New Jersey (State of)
Economic Development Authority
(Continental Airlines, Inc. Project);
Special Facility Series 1999 RB
    6.40%, 09/15/23                       (b)(d)              B          Caa2                1,000               845,340
------------------------------------------------------------------------------------------------------------------------

New Jersey (State of) Economic
Development Authority (Continental
Airlines, Inc. Project);
Special Facility Series 1999 RB
    6.25%, 09/15/29                       (b)(d)              B          Caa2                2,000             1,622,320
------------------------------------------------------------------------------------------------------------------------

New Jersey (State of) Economic
Development Authority (Continental
Airlines, Inc. Project); Special
Facility Series 2000 RB
    7.00%, 11/15/30                       (b)(d)              B          Caa2                4,000             3,456,920
------------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Health
Care Facilities Financing
Authority (St. Peters University
Hospital); Series 2000 A RB
    6.88%, 07/01/20                       (b)              BBB+          Baa1                 500                546,755
------------------------------------------------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                              RATINGS (a)                AMOUNT
                                                           S&P        MOODY'S             (000)               VALUE
========================================================================================================================
NEW JERSEY--(CONTINUED)

New Jersey (State of) Tobacco
Settlement Financing Corp.;
Asset -Backed Series 2002 RB
    5.38%, 06/01/18                       (b)               BBB          Baa3          $     1,500      $      1,518,570
------------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Transportation
Trust Fund Authority
(Transportation System);
Series 1999 A RB
    5.50%, 06/15/10                       (b)               AA-            A1                1,670             1,797,154
========================================================================================================================
                                                                                                               9,787,059
========================================================================================================================
NEW YORK--5.33%
Metropolitan Transportation Authority
(Dedicated Tax Fund); Series 2000 A RB
    5.88%, 04/01/10                       (b)(e)(f)         AAA           Aaa                1,500             1,654,065
------------------------------------------------------------------------------------------------------------------------

Metropolitan Transportation Authority
(Service Contract); Refunding Series
2002 A RB
    5.13%, 01/01/29                       (b)               AA-            A2                1,000             1,038,480
------------------------------------------------------------------------------------------------------------------------
New York & New Jersey (States of) Port
Authority (Consolidated Ninety-Third);
Series 1994 RB
    6.13%, 06/01/94                       (b)               AA-            A1                5,250             6,119,873
------------------------------------------------------------------------------------------------------------------------
New York (City of) Municipal Water
Finance Authority; Prerefunded Water
& Sewer System Series 1996 A RB
    5.50%, 06/15/06                       (b)(e)(f)         AAA           Aaa                 705                722,583
------------------------------------------------------------------------------------------------------------------------
New York (City of) Municipal
Water Finance Authority;
Prerefunded Water & Sewer
System Series 2000 B RB
    6.00%, 06/15/10                       (b)(e)(f)         NRR           NRR                 935              1,046,443
------------------------------------------------------------------------------------------------------------------------
New York (City of) Municipal
Water Finance Authority;
Unrefunded Water & Sewer
System Series 2000 B RB
    6.00%, 06/15/33                       (b)               AA+           Aa2                 565                626,461
------------------------------------------------------------------------------------------------------------------------
New York (City of) Municipal
Water Finance Authority;
Unrefunded Water & Sewer System
Series 1996 A RB (INS-Financial
Guaranty Insurance Co.)
    5.50%, 06/15/24                       (b)(c)            AAA           Aaa                 295                302,101
------------------------------------------------------------------------------------------------------------------------

New York (City of) Municipal
Water Finance Authority; Water
& Sewer System Series 1997 B RB
    5.75%, 06/15/07                       (b)(e)(f)         NRR           NRR                3,850             4,042,385
------------------------------------------------------------------------------------------------------------------------

New York (City of) Triborough
Bridge & Tunnel Authority;
General Purpose Series 1992 Y RB
    5.50%, 01/01/17                       (b)(e)            AAA           NRR                2,900             3,253,365
------------------------------------------------------------------------------------------------------------------------

New York (City of) Triborough Bridge
& Tunnel Authority; General
Purpose Series 1993 B RB
    5.00%, 01/01/20                       (b)(e)            AAA           NRR                1,935             2,092,490
------------------------------------------------------------------------------------------------------------------------
New York (City of); Prerefunded
Unlimited Tax Series 1996 A GO
    6.25%, 08/01/06                       (b)(e)(f)         NRR           NRR                3,035             3,150,269
------------------------------------------------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                              RATINGS (a)                AMOUNT
                                                           S&P        MOODY'S             (000)               VALUE
========================================================================================================================
NEW YORK--(CONTINUED)
New York (State of) Dormitory
Authority (State University
Educational Facilities);
Series 1995 A RB
    6.50%, 05/15/06                       (b)               AA-            A2          $     1,000      $      1,018,210
------------------------------------------------------------------------------------------------------------------------

New York (State of) Environmental
Facilities Corp. (State Water
Revolving Project); Unrefunded
Series 1991 E PCR
    6.88%, 06/15/10                       (b)               AAA           Aaa                1,000             1,005,010
========================================================================================================================
                                                                                                              26,071,735
========================================================================================================================

NORTH CAROLINA--1.07%

North Carolina (State of)
Eastern Municipal Power Agency;
Power System Series 1993 A RB
    6.13%, 01/01/10                       (b)(e)            AAA           Aaa                1,500             1,657,275
------------------------------------------------------------------------------------------------------------------------
North Carolina (State of)
Housing Finance Agency;
Single Family Series 1996 II RB
(CEP-FHA)
    6.20%, 03/01/16                       (b)                AA           Aa2                 260                265,951
------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Municipal
Power Agency (No. 1 Catawba Electric
Project); Refunding Series 1990 RB
    6.50%, 01/01/10                       (b)(e)            AAA           Aaa                 260                291,013
------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Municipal
Power Agency (No. 1 Catawba Electric
Project); Refunding Series 1992 RB
    7.25%, 01/01/07                       (b)              BBB+            A3                2,890             3,019,154
========================================================================================================================
                                                                                                               5,233,393
========================================================================================================================

NORTH DAKOTA--0.28%

North Dakota (State of) Water
Commission (Water Development
& Management Project);
Series 2005 B RB (INS-MBIA
Insurance Corp.)
    5.00%, 08/01/22                       (b)(c)            AAA           Aaa                1,290             1,352,797
========================================================================================================================

OHIO--3.46%

Cleveland (City of) Waterworks;
Refunding First Mortgage
Series 1993 G RB (INS-MBIA
Insurance Corp.)
    5.50%, 01/01/21                       (b)(c)            AAA           Aaa                3,300             3,710,124
------------------------------------------------------------------------------------------------------------------------
Cuyahoga (County of); Refunding
Series 2003 A RB
    5.50%, 01/01/29                       (b)                A+           Aa3                2,000             2,090,020
------------------------------------------------------------------------------------------------------------------------
Fairfield (City of) School
District; Unlimited Tax
Series 1995 GO
    6.10%, 12/01/05                       (b)(e)(f)         AAA           Aaa                1,000             1,002,660
------------------------------------------------------------------------------------------------------------------------

Findlay (City of); Limited
Tax Series 1996 GO
    5.88%, 07/01/06                       (b)(e)(f)         NRR           NRR                1,000             1,037,910
------------------------------------------------------------------------------------------------------------------------


                                                                                        PRINCIPAL
                                                              RATINGS (a)                AMOUNT
                                                           S&P        MOODY'S             (000)               VALUE
========================================================================================================================
OHIO--(CONTINUED)

Greater Cleveland Regional
Transportation Authority;
Refunding Capital Improvement
Limited Tax Series 2004 GO
(INS-MBIA Insurance Corp.)
    5.00%, 12/01/23                       (b)(c)             --           Aaa          $     1,220      $      1,277,974
------------------------------------------------------------------------------------------------------------------------

Marysville (City of) Exempted
Village School District;
Refunding School Improvement
Unlimited Tax Series 2005 GO
(INS-Financial Security
Assurance Inc.)
    5.00%, 12/01/21                       (b)(c)            AAA           Aaa                1,430             1,506,333
------------------------------------------------------------------------------------------------------------------------

Marysville (City of) Exempted
Village School District;
Refunding School Improvement
Unlimited Tax Series 2005 GO
(INS-Financial Security
Assurance Inc.)
    5.00%, 12/01/23                       (b)(c)            AAA           Aaa                1,000             1,047,550
------------------------------------------------------------------------------------------------------------------------

Montgomery (County of)
(Grandview Hospital & Medical
Center); Refunding Hospital
Series 1997 RB
    5.50%, 12/01/09                       (b)(e)(f)         NRR           NRR                1,000             1,078,510
------------------------------------------------------------------------------------------------------------------------

Ohio (State of) Department
of Transportation (Panhandle
Rail Line Project); Series 1992
COP (INS-Financial Security
Assurance Inc.)
    6.50%, 04/15/12                       (b)(c)            AAA           Aaa                 855                857,180
------------------------------------------------------------------------------------------------------------------------

Plain (City of) Local School
District; Prerefunded
Unlimited Tax Series 2000 GO
    6.00%, 06/01/11                       (b)(e)(f)         NRR           Aaa                 410                459,971
------------------------------------------------------------------------------------------------------------------------

Plain (City of) Local School
District; Unrefunded Unlimited
Tax Series 2000 GO
(INS-Financial Guaranty
Insurance Co.)
    6.00%, 12/01/25                       (b)(c)             --           Aaa                  90                 99,626
------------------------------------------------------------------------------------------------------------------------

Stark (County of) Lake
Ohio Local School District;
Unlimited Tax Series 2000 GO
    5.75%, 12/01/10                       (b)(e)(f)         AAA           Aaa                2,500             2,760,750
========================================================================================================================
                                                                                                              16,928,608
========================================================================================================================

OKLAHOMA--2.00%

Jenks (City of) Aquarium
Authority; First Mortgage
Series 2000 RB
    6.00%, 07/01/10                       (b)(e)(f)         NRR           Aaa                 800                894,288
------------------------------------------------------------------------------------------------------------------------
Mustang (City of) Improvement
Authority; Utility Series 1999
RB (INS-Financial Security
Assurance Inc.)
    5.70%, 10/01/19                       (b)(c)             --           Aaa                1,500             1,633,665
------------------------------------------------------------------------------------------------------------------------
Oklahoma (State of) Development
Finance Authority (St. John
Health System); Refunding
Series 1999 RB
    5.75%, 02/15/18                       (b)                AA           Aa3                 675                726,179
------------------------------------------------------------------------------------------------------------------------
Oklahoma (State of) Development
Finance Authority (St. John Health
System); Refunding Series 1999 RB
    5.75%, 02/15/25                       (b)                AA           Aa3                1,750             1,860,828
------------------------------------------------------------------------------------------------------------------------

                                                                                                 PRINCIPAL
                                                                       RATINGS (a)                AMOUNT
                                                                    S&P         MOODY'S            (000)                VALUE
----------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--(CONTINUED)

Oklahoma City (City of)  Airport
Trust; Jr. 27th Lien Series 2000
 A RB (INS-Financial Security
Assurance Inc.)
    5.13%, 07/01/20                               (b)(c)             AAA           Aaa          $     2,575     $       2,679,159
----------------------------------------------------------------------------------------------------------------------------------
Tulsa (City of) Industrial
Authority (St. John's Medical
Center Project); Hospital
Series 1994 RB
    6.25%, 02/15/06                               (b)(e)(f)          NRR           NRR                2,000             2,018,600
==================================================================================================================================
                                                                                                                        9,812,719
==================================================================================================================================

OREGON--0.60%

Clackamas (County of) School
District No. 7J (Lake Oswego);
Refunding Unlimited Tax Series
2005 GO (INS-Financial
Security Assurance Inc.)
    5.25%, 06/01/23                               (b)(c)              --           Aaa                1,920             2,133,235
----------------------------------------------------------------------------------------------------------------------------------

Cow Creek Band Umpqua Tribe
of Indians; Series 1998
B RB (INS-Ambac Assurance Corp.)
5.10%, 07/01/12 (Acquired 08/18/98;
Cost $797,976)                                    (b)(c)(g)          AAA           Aaa                 800                811,248
=================================================================================================================================
                                                                                                                        2,944,483
=================================================================================================================================

PENNSYLVANIA--0.76%

Allegheny (County of) Higher
Education Building Authority
(Carnegie Mellon University);
University Series 2002 RB
    5.25%, 03/01/32                               (b)                AA-            --                1,500             1,573,890
----------------------------------------------------------------------------------------------------------------------------------
Allegheny (County of) Port
Authority; Special
Transportation Series 1999 RB
    6.13%, 03/01/09                               (b)(e)(f)          AAA           Aaa                1,000             1,098,250
----------------------------------------------------------------------------------------------------------------------------------
Clarion (County of) Industrial
Development Authority (Beverly
Enterprises, Inc. Project);
Refunding Health Facilities
Series 2001 IDR 7.38%, 12/01/08
(Acquired 02/22/01; Cost $1,045,000)              (b)(g)(h)           --            --                1,045             1,058,198
=================================================================================================================================
                                                                                                                        3,730,338
=================================================================================================================================

PUERTO RICO--0.23%

Children's Trust Fund; Tobacco
Settlement Series 2000 RB
    6.00%, 07/01/10                               (b)(e)(f)          AAA           NRR                1,000             1,107,060
=================================================================================================================================

RHODE ISLAND--0.48%

Narragansett (City of) Bay
Commission; Wastewater
System Series 2005 A RB
(INS-MBIA Insurance Corp.)
    5.00%, 08/01/27                               (b)(c)             AAA           Aaa                1,000             1,037,430
----------------------------------------------------------------------------------------------------------------------------------
Providence (City of) Public
Building Authority; Series 2000
A RB (INS-Financial
Security Assurance Inc.)
    5.75%, 12/15/16                               (b)(c)             AAA           Aaa                1,210             1,335,828
=================================================================================================================================
                                                                                                                        2,373,258
=================================================================================================================================

                                                                                           PRINCIPAL
                                                                            RATINGS (a)      AMOUNT
                                                                           S&P   MOODY'S     (000)        VALUE
===================================================================================================================
SOUTH CAROLINA--1.90%

Myrtle Beach (City of); Hospitality Fee Series 2004 A
RB (INS-Financial Guaranty Insurance Co.)
    5.38%, 06/01/24                                           (b)(c)       AAA       Aaa   $   1,150   $  1,243,863
-------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic Development
Authority (Bon Secours-St. Francis Medical Center Inc.);
Economic Development Series 2002 A RB
    5.50%, 11/15/23                                           (b)           A-        A3       2,000      2,065,820
-------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic Development
Authority (Palmetto Health Alliance); Hospital
Facilities Improvement Series 2000 A RB
    7.13%, 12/15/10                                           (b)(e)(f)    NRR       NRR       1,000      1,175,360
-------------------------------------------------------------------------------------------------------------------
Development Authority (Palmetto Health Alliance);
Refunding Hospital
Facilities Series 2003 A RB
    6.25%, 08/01/31                                           (b)         BBB+      Baa1       1,000      1,078,030
-------------------------------------------------------------------------------------------------------------------
Development Authority (Palmetto Health Alliance);
Refunding Hospital
Facilities Series 2003 A RB
    6.13%, 08/01/23                                           (b)         BBB+      Baa1       1,500      1,613,100
-------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Transportation Infrastructure
Bank; Series 2001 A RB
    5.00%, 10/01/11                                           (b)(e)(f)    NRR       Aaa       1,000      1,072,810
-------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Revenue Management Authority; Tobacco
Settlement Series 2001 B RB
    6.38%, 05/15/28                                           (b)          BBB      Baa3       1,000      1,063,380
===================================================================================================================
                                                                                                          9,312,363
===================================================================================================================

SOUTH DAKOTA--0.96%

Aberdeen (City of) School District No. 6-1; Unlimited Tax
Series 2000 GO (INS-Financial Security Assurance Inc.)
    5.45%, 01/01/26                                           (b)(c)       AAA       Aaa       3,940      4,175,533
-------------------------------------------------------------------------------------------------------------------

South Dakota (State of) Health & Educational Facilities
Authority (Sioux Valley Hospitals & Health System);
Series 2004 A RB
    5.25%, 11/01/34                                           (b)           A+        A1         500        511,875
===================================================================================================================
                                                                                                          4,687,408
===================================================================================================================

                                                                                           PRINCIPAL
                                                                            RATINGS (a)      AMOUNT
                                                                           S&P   MOODY'S     (000)        VALUE
===================================================================================================================
TENNESSEE--0.66%

Clarksville (City of) Public Building Authority
(Tennessee Municipal Bond Fund); Pooled Financing VRD
Series 1999 RB (LOC-Bank of America, N.A.)
    2.70%, 06/01/29 (Acquired 07/29/05; Cost $517,000)     (g)(k)(l)(m)     --    VMIG-1   $     517   $    517,000
-------------------------------------------------------------------------------------------------------------------

Franklin (City of) Industrial Development Board
(Landings Apartment Project); Refunding Multi-Family
Housing Series 1996 A RB (INS-Financial Security
Assurance Inc.)
    5.75%, 04/01/10                                           (b)(c)       AAA       Aaa         550        567,765
-------------------------------------------------------------------------------------------------------------------

Robertson & Sumner (Counties of) White House Utility
District; Water & Sewer Series 2000 RB
    6.00%, 01/01/10                                           (b)(e)(f)    NRR       Aaa       1,000      1,100,040
-------------------------------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
Facilities Board (Kirby Pines Retirement Community);
Health Care Facilities Series 1997 A RB
    6.25%, 11/15/16                                           (b)(h)        --        --       1,000      1,028,080
===================================================================================================================
                                                                                                          3,212,885
===================================================================================================================

TEXAS--23.01%

Allen (City of) Independent School District; Prerefunded
Unlimited Tax Series 2000 A GO (CEP-Texas Permanent
School Fund)
    5.95%, 02/15/10                                           (b)(e)(f)    AAA       Aaa         960      1,054,752
-------------------------------------------------------------------------------------------------------------------

Allen (City of) Independent School District; Unrefunded
Unlimited Tax Series 2000 GO (CEP-Texas Permanent School
Fund)
    5.95%, 02/15/25                                           (b)          AAA       Aaa         640        694,406
-------------------------------------------------------------------------------------------------------------------
Austin (City of); Refunding Hotel Occupancy Tax
Sub.-Lien Series 1999 RB
    5.80%, 11/15/09                                           (b)(e)(f)    AAA       Aaa       1,000      1,090,520
-------------------------------------------------------------------------------------------------------------------

Bellville (City of) Independent School District;
Prerefunded Unlimited Tax Series 1995 GO (CEP-Texas
Permanent School Fund)
    6.13%, 02/01/06                                           (b)(e)(f)    NRR       Aaa         535        539,061
-------------------------------------------------------------------------------------------------------------------

Bellville (City of) Independent School District;
Unrefunded Unlimited Tax Series 1995 GO (CEP-Texas
Permanent School Fund)
    6.13%, 02/01/20                                           (b)           --       Aaa         295        297,115
-------------------------------------------------------------------------------------------------------------------
Bexar (County of) Housing Finance Corp. (Dymaxion &
Marbach Park Apartments); Multi-Family Housing Series
2000 A RB
    6.10%, 08/01/30                                           (b)(c)        --       Aaa       1,000      1,051,710
-------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                            RATINGS (a)      AMOUNT
                                                                           S&P   MOODY'S     (000)        VALUE
===================================================================================================================
TEXAS--(CONTINUED)

Bexar (County of) Metropolitan Water District; Lease
Purchase Series 2001 RB 5.53%, 07/20/06                       (b)(h)(i)     --        --   $     184   $    184,232
-------------------------------------------------------------------------------------------------------------------
Brazos (County of) Health Facilities Development Corp.
(Franciscan Services Corp. Obligated Group); Series 1997
A RB (INS-MBIA Insurance Corp.)
    5.38%, 01/01/22                                           (b)(c)       AAA       Aaa       1,250      1,308,750
-------------------------------------------------------------------------------------------------------------------

Carroll (City of) Independent School District; Refunding
Unlimited Tax Series 2001 GO (CEP-Texas Permanent School
Fund)
    5.25%, 02/15/33                                           (b)          AAA       Aaa       1,350      1,401,543
-------------------------------------------------------------------------------------------------------------------
Carrollton (City of); Limited Tax Series 1996 GO
    5.75%, 08/15/06                                           (b)(e)(f)    NRR       NRR       1,000      1,020,300
-------------------------------------------------------------------------------------------------------------------
Cisco (City of) Junior College District; Refunding
Consolidated Series 2002 RB (INS-Ambac Assurance Corp.)
    5.25%, 07/01/26                                           (b)(c)        --       Aaa       1,000      1,047,970
-------------------------------------------------------------------------------------------------------------------
Cleveland (City of) Independent School District;
Unlimited Tax Series 2001 GO (CEP-Texas Permanent School
Fund)
    5.13%, 02/01/31                                           (b)          AAA       Aaa       2,000      2,057,680
-------------------------------------------------------------------------------------------------------------------

Comal (County of) Independent School District; Refunding
School Building Unlimited Tax Series 2001 GO (CEP-Texas
Permanent School Fund)
    5.25%, 02/01/28                                           (b)           --       Aaa       2,000      2,090,140
-------------------------------------------------------------------------------------------------------------------

Comal (County of) Independent School District; Refunding
Unlimited Tax Series 1999 GO (CEP-Texas Permanent School
Fund)
    5.75%, 08/01/09                                           (b)(e)(f)    NRR       Aaa       1,000      1,080,810
-------------------------------------------------------------------------------------------------------------------
Denton (City of) Utility System; Series 2000 A RB
    5.40%, 12/01/10                                           (b)(e)(f)    AAA       Aaa       1,000      1,085,720
-------------------------------------------------------------------------------------------------------------------

DeSoto (City of) Independent School District; Refunding
Unlimited Tax Series 1998 GO (CEP-Texas Permanent School
Fund)
    5.13%, 08/15/17                                           (b)          AAA        --       1,000      1,004,650
-------------------------------------------------------------------------------------------------------------------
Galena Park (City of) Independent School District;
Refunding Capital Appreciation Unlimited Tax Series 1996
GO (CEP-Texas Permanent School Fund)
    8.89%, 08/15/23                                           (b)(j)        --       Aaa       2,000        855,920
-------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                            RATINGS (a)      AMOUNT
                                                                           S&P   MOODY'S     (000)        VALUE
===================================================================================================================
TEXAS--(CONTINUED)

Grapevine (City of); Limited Tax  Series 2000 GO Ctfs
    5.88%, 08/15/10                                           (b)(e)(f)    AAA       Aaa   $   1,610   $  1,777,714
-------------------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development Corp.
(Memorial Hermann Health Care); Hospital Series 2001 A
RB
    6.38%, 06/01/11                                           (b)(e)(f)    NRR       NRR         750        823,343
-------------------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development Corp.
(St. Luke's Episcopal Hospital); Series 2001 A RB
    5.38%, 08/15/11                                           (b)(e)(f)    NRR       NRR       1,000      1,088,060
-------------------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development Corp.
(St. Luke's Episcopal Hospital); Series 2002 RB
    5.13%, 08/15/12                                           (b)(e)(f)    NRR       NRR       1,000      1,079,140
-------------------------------------------------------------------------------------------------------------------

Harris (County of) Health Facilities Development Corp.
(Texas Children's Hospital Project); Hospital Series
1999 A RB
    5.25%, 10/01/29                                           (b)           AA       Aa2       2,000      2,064,160
-------------------------------------------------------------------------------------------------------------------
Harris (County of)-Houston (City of) Sports Authority;
Refunding Jr. Lien Series 2001 B RB (INS-MBIA Insurance
Corp.)
    5.25%, 11/15/40                                           (b)(c)       AAA       Aaa       5,000      5,142,900
-------------------------------------------------------------------------------------------------------------------
Harris (County of); Refunding Limited Tax Series 2002 GO
    5.13%, 08/15/12                                           (b)(e)(f)    NRR       NRR       2,000      2,152,080
-------------------------------------------------------------------------------------------------------------------
Houston (City of) Airport System; Sub.-Lien Series 2000
B RB (INS-Financial Security Assurance Inc.)
    5.50%, 07/01/30                                           (b)(c)       AAA       Aaa       1,000      1,062,280
-------------------------------------------------------------------------------------------------------------------

Houston (City of) Independent School District; Refunding
Limited Tax Series 2005 A GO (CEP-Texas Permanent School
Fund)
    5.00%, 02/15/18                                           (b)          AAA       Aaa       1,000      1,058,550
-------------------------------------------------------------------------------------------------------------------
Houston (City of) Water & Sewer System; Jr. Lien Series
1997 C RB
    5.38%, 12/01/07                                           (b)(e)(f)    AAA       Aaa       2,495      2,624,990
-------------------------------------------------------------------------------------------------------------------
Katy (City of) Independent School District; Limited Tax
Series 1999 GO (CEP-Texas Permanent School Fund)
    6.13%, 02/15/09                                           (b)(e)(f)    AAA       Aaa       1,500      1,629,780
-------------------------------------------------------------------------------------------------------------------

Keller (City of) Independent School District; Refunding
Unlimited Tax Series 2001 GO (CEP-Texas Permanent School
Fund)
    5.25%, 08/15/26                                           (b)          AAA       Aaa       2,000      2,109,860
-------------------------------------------------------------------------------------------------------------------
Laredo (City of) Community College District; Limited
Tax Series 2002 GO (INS-Ambac Assurance Corp.)
    5.25%, 08/01/27                                           (b)(c)       AAA       Aaa       1,000      1,046,690
-------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                            RATINGS (a)      AMOUNT
                                                                           S&P   MOODY'S     (000)        VALUE
===================================================================================================================
TEXAS--(CONTINUED)

Laredo (City of) Community College District; Limited Tax
Series 2002 GO (INS-Ambac Assurance Corp.)
    5.25%, 08/01/32                                           (b)(c)       AAA       Aaa   $   1,000   $  1,039,600
-------------------------------------------------------------------------------------------------------------------

Little Elm (City of) Independent School District;
Refunding Unlimited Tax Series 1999 GO (CEP-Texas
Permanent School Fund)
    6.00%, 08/15/35                                           (b)          AAA        --       4,000      4,324,720
-------------------------------------------------------------------------------------------------------------------

Little Elm (City of) Independent School District;
Refunding Unlimited Tax Series 2000 GO (CEP-Texas
Permanent School Fund)
    6.13%, 08/15/35                                           (b)          AAA        --       1,000      1,103,050
-------------------------------------------------------------------------------------------------------------------
Lockhart (City of) Tax & Utility Systems; Limited Tax
Series 1996 GO Ctfs
    5.90%, 08/01/06                                           (b)(e)(f)    AAA       Aaa       1,100      1,122,847
-------------------------------------------------------------------------------------------------------------------
Lockhart (City of) Tax & Utility Systems; Limited Tax
Series 1996 GO Ctfs (INS-Financial Guaranty Insurance
Co.)
    5.85%, 08/01/11                                           (b)(c)       AAA       Aaa         605        617,027
-------------------------------------------------------------------------------------------------------------------
Lubbock (City of) Health Facilities Development Corp.
(St. Joseph Health System); Series 1998 RB
    5.25%, 07/01/13                                           (b)          AA-       Aa3       1,000      1,049,780
-------------------------------------------------------------------------------------------------------------------

Manor (City of) Independent School District; Refunding
Unlimited Tax Series 2004 GO (CEP-Texas Permanent School
Fund)
    5.00%, 08/01/27                                           (b)          AAA       Aaa       1,000      1,034,290
-------------------------------------------------------------------------------------------------------------------

Montgomery (County of); Permanent Improvement Limited
Tax Series 2000 GO
    5.25%, 09/01/10                                           (b)(e)(f)    AAA       Aaa       1,000      1,077,530
-------------------------------------------------------------------------------------------------------------------

Nacogdoches (City of) Independent School District;
Refunding Unlimited Tax Series 2001 GO (CEP-Texas
Permanent School Fund)
    5.30%, 02/15/25                                           (b)          AAA       Aaa       2,765      2,922,356
-------------------------------------------------------------------------------------------------------------------

Northside Independent School District; Unlimited Tax
Series 1999 A GO (CEP-Texas Permanent School Fund)
    5.50%, 08/15/09                                           (b)(e)(f)    AAA       Aaa       1,000      1,074,640
-------------------------------------------------------------------------------------------------------------------

Nueces River Authority (Corpus Christi Lake Project);
Water Supply Facilities Series 1997 RB
    5.50%, 07/15/07                                           (b)(e)(f)    AAA       Aaa       1,900      2,007,331
-------------------------------------------------------------------------------------------------------------------

Pasadena (City of); Limited Tax Series 2002 GO Ctfs
(INS-Financial Guaranty Insurance Co.)
    5.25%, 04/01/32                                           (b)(c)       AAA       Aaa       2,000      2,079,040
-------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                            RATINGS (a)      AMOUNT
                                                                           S&P   MOODY'S     (000)        VALUE
===================================================================================================================
TEXAS--(CONTINUED)

Pflugerville (City of) Independent School District;
Unlimited Tax Series 2000 GO (CEP-Texas Permanent School
Fund)
    5.50%, 08/15/10                                           (b)(e)(f)    AAA       Aaa   $   1,615   $  1,756,781
-------------------------------------------------------------------------------------------------------------------

Plano (City of); Limited Tax Series 2000 GO
    5.88%, 09/01/10                                           (b)(e)(f)    AAA       Aaa         850        939,310
-------------------------------------------------------------------------------------------------------------------
Richardson (City of);  Hotel Occupancy Limited Tax
Series 2000 A GO Ctfs (INS-Financial Guaranty Insurance
Co.)
    5.75%, 02/15/21                                           (b)(c)       AAA       Aaa       2,000      2,155,160
-------------------------------------------------------------------------------------------------------------------
Richardson (City of); Limited Tax Series 2001 GO Ctfs
    5.00%, 02/15/19                                           (b)          AA+       Aa1       1,720      1,785,308
-------------------------------------------------------------------------------------------------------------------

Rockwall (City of) Independent School District (School
Building); Unlimited Tax Series 2003 GO (CEP-Texas
Permanent School Fund)
    5.25%, 02/15/29                                           (b)          AAA       Aaa       1,000      1,048,600
-------------------------------------------------------------------------------------------------------------------

San Angelo (City of) Waterworks & Sewer System;
Refunding & Improvement Series 2001 RB (INS-Financial
Security Assurance Inc.)
    5.25%, 04/01/19                                           (b)(c)       AAA       Aaa       1,000      1,056,760
-------------------------------------------------------------------------------------------------------------------
San Antonio (City of) Independent School District;
Unlimited Tax Series 1999 GO (CEP-Texas Permanent School
Fund)
    5.50%, 08/15/09                                           (b)(e)(f)    AAA       Aaa       3,500      3,761,240
-------------------------------------------------------------------------------------------------------------------
San Antonio (City of); Limited Tax Series 2000 A GO
    5.38%, 02/01/11                                           (b)(e)(f)    NRR       NRR       1,185      1,285,820
-------------------------------------------------------------------------------------------------------------------
San Antonio (City of); Refunding Water Series 1999 RB
    5.88%, 05/15/18                                           (b)          AA-       Aa3       1,000      1,081,950
-------------------------------------------------------------------------------------------------------------------
Schertz-Cibolo-Unive City Independent School District;
Refunding & Building Unlimited Tax  Series 2001 GO
(CEP-Texas Permanent School Fund)
    5.13%, 08/01/25                                           (b)           --       Aaa       1,535      1,607,498
-------------------------------------------------------------------------------------------------------------------

Southlake (City of); Refunding Limited Tax Series 2004
GO (INS-Ambac Assurance Corp.)
    5.20%, 02/15/26                                           (b)(c)       AAA       Aaa       1,000      1,048,690
-------------------------------------------------------------------------------------------------------------------
Spring Branch (City of) Independent School District;
Limited Tax Series 2000 GO (CEP-Texas Permanent School
Fund)
    5.75%, 02/01/10                                           (b)(e)(f)    AAA       Aaa       5,000      5,450,150
-------------------------------------------------------------------------------------------------------------------

Texas (State of) (Water Financial Assistance); Unlimited
Tax Series 1999 GO
    5.50%, 08/01/24                                           (b)           AA       Aa1       1,500      1,589,205
-------------------------------------------------------------------------------------------------------------------
Texas (State of) Department of Housing & Community
Affairs (Asmara Affordable Housing Inc. Project);
Multi-Family Housing Series 1996 A RB
    6.30%, 01/01/07                                           (b)(e)(f)    AAA       NRR         310        326,024
-------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                            RATINGS (a)      AMOUNT
                                                                           S&P   MOODY'S     (000)        VALUE
===================================================================================================================
TEXAS--(CONTINUED)

Texas (State of) North Central Health Facilities
Development Corp. (Texas Health Resources System);
Series 1997 B RB (INS-MBIA Insurance Corp.)
    5.75%, 02/15/12                                           (b)(c)       AAA       Aaa   $   2,000   $  2,131,100
-------------------------------------------------------------------------------------------------------------------

Texas (State of) Public Property Finance Corp. (Mental
Health & Mental Retardation); Series 1996 RB
    6.20%, 09/01/16                                           (b)         BBB+        --         620        629,033
-------------------------------------------------------------------------------------------------------------------

Texas (State of); Refunding Water Development Unlimited
Tax Series 2001 A GO
    5.25%, 08/01/35                                           (b)           AA       Aa1       1,840      1,920,390
-------------------------------------------------------------------------------------------------------------------
Town Center Improvement District; Sales & Hotel
Occupancy Tax Series 2001 RB (INS-Financial Guaranty
Insurance Co.)
    5.13%, 03/01/21                                           (b)(c)       AAA       Aaa       2,500      2,600,750
-------------------------------------------------------------------------------------------------------------------
Town Center Improvement District; Sales & Hotel
Occupancy Tax Series 2001 RB (INS-Financial Guaranty
Insurance Co.)
    5.13%, 03/01/23                                           (b)(c)       AAA       Aaa       1,000      1,036,440
-------------------------------------------------------------------------------------------------------------------
Town Center Improvement District; Sales & Hotel
Occupancy Tax Series 2001 RB (INS-Financial Guaranty
Insurance Co.)
    5.25%, 03/01/27                                           (b)(c)       AAA       Aaa       2,800      2,906,372
-------------------------------------------------------------------------------------------------------------------
United Independent School District; Unlimited Tax Series
2000 GO (CEP-Texas Permanent School Fund)
    5.13%, 08/15/26                                           (b)          AAA       Aaa       1,000      1,040,860
-------------------------------------------------------------------------------------------------------------------
University of Texas Financing System; Series 1999 B RB
    5.70%, 08/15/09                                           (b)(e)(f)    AAA       Aaa       1,000      1,081,690
-------------------------------------------------------------------------------------------------------------------

Waxahachie (City of) Independent School District;
Refunding Unlimited Tax Series 2002 GO (CEP-Texas
Permanent School Fund)
    5.25%, 08/15/26                                           (b)           --       Aaa       3,400      3,586,762
-------------------------------------------------------------------------------------------------------------------

Waxahachie (City of) Independent School District;
Refunding Unlimited Tax Series 2002 GO (CEP-Texas
Permanent School Fund)
    5.38%, 08/15/27                                           (b)           --       Aaa       2,000      2,119,420
-------------------------------------------------------------------------------------------------------------------

Waxahachie (City of) Independent School District;
Refunding Unlimited Tax Series 2002 GO (CEP-Texas
Permanent School Fund)
    5.25%, 08/15/30                                           (b)           --       Aaa       2,890      3,017,044
-------------------------------------------------------------------------------------------------------------------

West University Place (City of); Permanent Improvement
Limited Tax Series 2000 GO
    5.30%, 02/01/10                                           (b)(e)(f)    AAA       Aaa       1,000      1,072,410
-------------------------------------------------------------------------------------------------------------------

West University Place (City of); Permanent Improvement
Limited Tax Series 2000 GO
    5.35%, 02/01/10                                           (b)(e)(f)    AAA       Aaa       2,150      2,273,324
-------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                            RATINGS (a)      AMOUNT
                                                                           S&P   MOODY'S     (000)        VALUE
===================================================================================================================
TEXAS--(CONTINUED)

Ysleta (City of) Independent School District Public
Facilities Corp.; Refunding Lease Series 2001 RB
(INS-Ambac Assurance Corp.)
    5.38%, 11/15/24                                           (b)(c)       AAA       Aaa   $   1,300   $  1,354,860
===================================================================================================================
                                                                                                        112,639,988
===================================================================================================================

UTAH--0.42%

Salt Lake (County of) (Westminster College Project);
Series 1997 RB
    5.75%, 10/01/27                                           (b)          BBB        --       1,000      1,037,750
-------------------------------------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency; Single Family
Mortgage Sub.-Series 2000 B-1 RB (CEP-FHA/VA)
    6.00%, 07/01/10                                           (b)(d)       AA-       Aa3          90         90,119
-------------------------------------------------------------------------------------------------------------------

Washington City (City of); Sales Tax Series 2003 RB
(INS-Ambac Assurance Corp.)
    5.00%, 11/15/23                                           (b)(c)       AAA       Aaa         915        951,170
===================================================================================================================
                                                                                                          2,079,039
===================================================================================================================

VERMONT--0.28%

Vermont (State of) Educational & Health Buildings
Financing Agency (Fletcher Allen Health Care); Hospital
Series 2000 A RB (INS-Ambac Assurance Corp.)
    6.00%, 12/01/23                                           (b)(c)       AAA       Aaa       1,000      1,097,290
-------------------------------------------------------------------------------------------------------------------

Vermont (State of) Housing Finance Agency; Single Family
Housing Series 1994-5 RB
    6.88%, 11/01/16                                           (b)(d)        A+       Aa3         250        251,378
===================================================================================================================
                                                                                                          1,348,668
===================================================================================================================

VIRGINIA--1.54%

Fauquier (County of) Industrial Development Authority;
Hospital Series 2002 IDR (CEP-Radian Reinsurance Inc.)
    5.50%, 10/01/17                                           (b)(c)        AA        --         500        548,340
-------------------------------------------------------------------------------------------------------------------

Fauquier (County of) Industrial Development Authority;
Hospital Series 2002 IDR (CEP-Radian Reinsurance Inc.)
    5.25%, 10/01/31                                           (b)(c)        AA        --       1,000      1,033,740
-------------------------------------------------------------------------------------------------------------------

Henrico (County of) Economic Development Authority
(Virginia United Methodist Homes); Refunding Residential
Care Facility Series 2002 A RB
    6.50%, 06/01/22                                           (b)(h)        --        --       2,000      2,131,800
-------------------------------------------------------------------------------------------------------------------

King George (County of) Industrial Development
Authority; Lease Series 2004 RB (INS-Financial Security
Assurance Inc.)
    5.00%, 03/01/25                                           (b)(c)       AAA       Aaa       1,100      1,147,091
-------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                            RATINGS (a)      AMOUNT
                                                                           S&P   MOODY'S     (000)        VALUE
===================================================================================================================
VIRGINIA--(CONTINUED)

Norton (City of) Industrial Development Authority
(Norton Community Hospital); Refunding & Improvement
Hospital Series 2001 RB (INS-ACA Financial Guaranty
Corp.)
    6.00%, 12/01/22                                           (b)(c)         A        --   $   1,000   $  1,063,540
-------------------------------------------------------------------------------------------------------------------

Virginia (State of) Housing Development Authority;
Series 2000 D RB
    5.70%, 04/01/11                                           (b)(d)       AA+       Aa1       1,500      1,591,800
===================================================================================================================
                                                                                                          7,516,311
===================================================================================================================

WASHINGTON--2.01%
Clark (County of) (Camas School District No. 117);
Unlimited Tax Series 1995 GO
    6.00%, 12/01/05                                           (b)(e)(f)    AAA       Aaa       1,000      1,002,590
-------------------------------------------------------------------------------------------------------------------
King (County of); Sewer Series 1999 RB (INS-Financial
Guaranty Insurance Co.)
    5.50%, 01/01/22                                           (b)(c)       AAA       Aaa       1,000      1,048,630
-------------------------------------------------------------------------------------------------------------------
Pend Oreille (County of) Public Utility District No. 1;
Electric Series 1996 B RB
    6.30%, 01/01/17                                           (b)         BBB+        A3       1,400      1,433,810
-------------------------------------------------------------------------------------------------------------------

Pierce (County of) White River School District No. 416;
Unlimited Tax Series 2000 GO
    5.35%, 12/01/09                                           (b)           --       Aa1       1,550      1,659,260
-------------------------------------------------------------------------------------------------------------------

Skagit (County of) Public Hospital District No. 001
(Skagit Valley Hospital); Series 2005 RB
    5.38%, 12/01/22                                           (b)           --      Baa3         500        515,480
-------------------------------------------------------------------------------------------------------------------

Washington (State of) Health Care Facilities Authority
(Providence Health System Project); Series 2001 A RB
(INS-MBIA Insurance Corp.)
    5.25%, 10/01/21                                           (b)(c)       AAA       Aaa       2,000      2,105,640
-------------------------------------------------------------------------------------------------------------------

Washington (State of) Public Power Supply System
(Nuclear Project No. 1); Refunding Series 1996 A RB
(INS-MBIA Insurance Corp.)
    5.75%, 07/01/12                                           (b)(c)       AAA       Aaa       2,000      2,072,700
===================================================================================================================
                                                                                                          9,838,110
===================================================================================================================

WISCONSIN--1.73%
Adams-Friendship (Cities of) School District; Refunding
Unlimited Tax Series 1996 GO (INS-Ambac Assurance Corp.)
    6.50%, 04/01/15                                           (b)(c)       AAA       Aaa       1,340      1,584,362
-------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational Facilities
Authority (Sinai Samaritan Medical Center Inc.);  Series
1996 RB (INS-MBIA Insurance Corp.)
    5.75%, 08/15/16                                           (b)(c)       AAA       Aaa       1,500      1,557,465
-------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                            RATINGS (a)      AMOUNT
                                                                           S&P   MOODY'S     (000)        VALUE
===================================================================================================================
WISCONSIN--(CONTINUED)

Wisconsin (State of) Health & Educational Facilities
Authority (Sisters of the Sorrowful Mother Ministry
Corp.); Series 1997 A RB (INS-MBIA Insurance Corp.)
    5.90%, 08/15/24                                           (b)(c)       AAA       Aaa   $   2,500   $  2,622,000
-------------------------------------------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax Series 2000 C GO
    5.50%, 05/01/10                                           (b)(e)(f)    NRR       NRR       2,500      2,711,675
===================================================================================================================
                                                                                                          8,475,502
===================================================================================================================

WYOMING--0.42%

Natrona (County of) (Wyoming Medical Center Project);
Hospital Series 1995 RB
    6.00%, 03/15/06                                           (b)(e)(f)    AAA       Aaa       1,000      1,021,060
-------------------------------------------------------------------------------------------------------------------
Sweetwater (County of) (Idaho Power Co. Project);
Refunding Series 1996 A PCR
    6.05%, 07/15/26                                           (b)          BBB      Baa1       1,000      1,038,650
===================================================================================================================
                                                                                                          2,059,710
===================================================================================================================

TOTAL INVESTMENTS--99.34% (Cost $454,592,531)                                                           486,268,972
===================================================================================================================

OTHER ASSETS LESS LIABILITIES--0.66%                                                                      3,226,923
===================================================================================================================
NET ASSETS--100.00%                                                                                    $489,495,895
===================================================================================================================

INVESTMENT ABBREVIATIONS:

CEP      Credit Enhancement Provider
COP      Certificate of Participation
Ctfs.    Certificates
FHA      Federal Housing Administration
GNMA     Government National Mortgage Association
GO       General Obligation Bonds
Gtd.     Guaranteed
IDR      Industrial Development Revenue Bonds
INS      Insurer
Jr.      Junior
LOC      Letter of Credit
NRR      Not Re-Rated
PCR      Pollution Control Revenue Bonds
RB       Revenue Bonds
Sr.      Senior
Sub.     Subordinated
TAN      Tax Anticipation Notes
VA       Department of Veteran's Affairs
VRD      Variable Rate Demand
Wts.     Warrants

      NOTES TO SCHEDULE OF INVESTMENTS:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2005 was $485,751,972, which represented 99.24% of the Fund's Net Assets. See Note 1A.

(c) Principal and/or interest payments are secured by the bond insurance company listed.

(d)   Security subject to the alternative minimum tax.

(e) Advance refunded; secured by an escrow fund of U.S. Treasury obligations or other highly rated collateral.

(f) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2005 was $2,424,579, which represented 0.50% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(h) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(i) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2005 was $222,365, which represented 0.05% of the Fund's Net Assets.

(j) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(k) Interest rate is redetermined weekly. Rate shown is the rate in effect on October 31, 2005.

(l) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(m) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

      See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value. Securities with a demand feature exercisable within one to seven days are valued at par.

            Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. LOWER-RATED SECURITIES - The Fund may invest 20% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors claims.

NOTE 2 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2005 was $19,052,713 and $20,963,032, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
===============================================================================
Aggregate unrealized appreciation of investment securities       $   33,007,853
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (1,398,195)
===============================================================================
Net unrealized appreciation of investment securities             $   31,609,658
===============================================================================
Cost of investments for tax purposes is $454,659,314.

                              AIM REAL ESTATE FUND
          Quarterly Schedule of Portfolio Holdings - October 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.COM             REA-QTR-1 10/05              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

                                                                            SHARES          VALUE
----------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS & OTHER EQUITY
INTERESTS--98.14%

APARTMENTS--16.18%

American Campus Communities, Inc.                                           366,500    $   9,070,875
----------------------------------------------------------------------------------------------------
Archstone-Smith Trust                                                     1,136,317       46,100,381
----------------------------------------------------------------------------------------------------
AvalonBay Communities, Inc.                                                 535,800       46,212,750
----------------------------------------------------------------------------------------------------
Camden Property Trust                                                       455,800       25,684,330
----------------------------------------------------------------------------------------------------
Education Realty Trust, Inc.                                                261,400        4,051,700
----------------------------------------------------------------------------------------------------
Equity Residential                                                        1,443,700       56,665,225
----------------------------------------------------------------------------------------------------
Essex Property Trust, Inc.                                                  287,400       25,831,512
----------------------------------------------------------------------------------------------------
GMH Communities Trust                                                       208,000        3,113,760
====================================================================================================
                                                                                         216,730,533
====================================================================================================

DIVERSIFIED--5.96%
CapitaCommercial Trust (Singapore)                                (a)       698,400          651,334
----------------------------------------------------------------------------------------------------
Capital & Regional PLC (United Kingdom)                           (a)       306,400        4,053,420
----------------------------------------------------------------------------------------------------
CapitaLand Ltd. (Singapore)                                       (a)       678,000        1,276,466
----------------------------------------------------------------------------------------------------
Colonial Properties Trust                                                   169,900        7,426,329
----------------------------------------------------------------------------------------------------
Hang Lung Properties Ltd. (Hong Kong)                             (a)       644,000          926,268
----------------------------------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Hong Kong)                           (a)       604,000        1,733,479
----------------------------------------------------------------------------------------------------
Hysan Development Co. Ltd. (Hong Kong)                            (a)       277,000          602,039
----------------------------------------------------------------------------------------------------
Land Securities Group PLC (United Kingdom)                                   38,300          941,856
----------------------------------------------------------------------------------------------------
Mitsubishi Estate Co., Ltd. (Japan)                               (a)        47,000          698,466
----------------------------------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (Japan)                                  (a)       120,000        1,978,994
----------------------------------------------------------------------------------------------------
Singapore Land Ltd. (Singapore)                                   (a)       115,000          350,452
----------------------------------------------------------------------------------------------------
Stockland (Australia)                                             (a)       144,500          661,648
----------------------------------------------------------------------------------------------------
Vornado Realty Trust                                                        723,300       58,587,300
====================================================================================================
                                                                                          79,888,051
====================================================================================================

HEALTHCARE--1.33%
Ventas, Inc.                                                                582,200       17,832,786
====================================================================================================

INDUSTRIAL PROPERTIES--10.76%
AMB Property Corp.                                                          316,100       13,965,298
----------------------------------------------------------------------------------------------------
Ascendas Real Estate Investment Trust (Singapore)                           264,600          313,987
----------------------------------------------------------------------------------------------------
CenterPoint Properties Trust                                              1,021,000       46,516,760
----------------------------------------------------------------------------------------------------
Macquarie Goodman Group (Australia)                               (a)       206,100          623,436
----------------------------------------------------------------------------------------------------
ProLogis                                                                  1,923,270       82,700,610
====================================================================================================
                                                                                         144,120,091
====================================================================================================

LODGING-RESORTS--10.05%
Eagle Hospitality Properties Trust, Inc.-Series A,
  8.25% Pfd.                                                      (b)        62,200        1,584,159
----------------------------------------------------------------------------------------------------
Equity Inns Inc.                                                            592,275        7,723,266
----------------------------------------------------------------------------------------------------
Hersha Hospitality Trust-Series A, 8.00% Pfd.                                55,700        1,370,220
----------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                       1,393,800       27,109,410
----------------------------------------------------------------------------------------------------
Host Marriott Corp.                                                       3,254,025       54,635,080
----------------------------------------------------------------------------------------------------
LaSalle Hotel Properties                                                    102,900        3,641,631
----------------------------------------------------------------------------------------------------
LaSalle Hotel Properties-Series D, 7.50% Pfd.                                90,100        2,161,499
----------------------------------------------------------------------------------------------------
Marriott International, Inc.-Class A                                         76,800        4,578,816
----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                         (c)       543,500       31,756,705
====================================================================================================
                                                                                         134,560,786
====================================================================================================

                                                                            SHARES         VALUE
------------------------------------------------------------------------------------------------------
OFFICE PROPERTIES--21.12%
Alexandria Real Estate Equities, Inc.                                        230,000   $    18,595,500
------------------------------------------------------------------------------------------------------
American Financial Realty Trust                                              686,600         8,452,046
------------------------------------------------------------------------------------------------------
Arden Realty, Inc.                                                           337,500        15,234,750
------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                                      876,600        60,678,252
------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                      150,000         4,110,000
------------------------------------------------------------------------------------------------------
Brookfield Properties Corp. (Canada)                                         665,300        19,493,290
------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                     396,000        13,040,280
------------------------------------------------------------------------------------------------------
Derwent Valley Holdings PLC (United Kingdom)                 (a)             280,600         6,500,338
------------------------------------------------------------------------------------------------------
Digital Realty Trust, Inc.-Series A, 8.50% Pfd.                               44,400         1,134,420
------------------------------------------------------------------------------------------------------
Prentiss Properties Trust                                                    455,300        17,966,138
------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp.                                              729,700        25,612,470
------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                        745,700        50,729,971
------------------------------------------------------------------------------------------------------
Trizec Properties, Inc.                                                    1,854,400        41,260,400
======================================================================================================
                                                                                           282,807,855
======================================================================================================

REGIONAL MALLS--19.81%
General Growth Properties, Inc.                                            2,186,000        92,861,280
------------------------------------------------------------------------------------------------------
Macerich Co. (The)                                                           777,500        49,969,925
------------------------------------------------------------------------------------------------------
Mills Corp. (The)                                                            477,400        25,540,900
------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                 1,354,100        96,980,642
======================================================================================================
                                                                                           265,352,747
======================================================================================================

SELF STORAGE FACILITIES--3.51%
Extra Space Storage Inc.                                                     271,800         3,968,280
------------------------------------------------------------------------------------------------------
Public Storage, Inc.                                                         478,100        31,650,220
------------------------------------------------------------------------------------------------------
U-Store-It Trust                                                             544,600        11,360,356
======================================================================================================
                                                                                            46,978,856
======================================================================================================

SHOPPING CENTERS--8.62%
Citycon Oyj (Finland)                                        (a)             688,600         2,641,867
------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp.                                          927,200        40,500,096
------------------------------------------------------------------------------------------------------
Federal Realty Investment Trust                                              389,100        23,598,915
------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                                        717,900        39,965,493
------------------------------------------------------------------------------------------------------
Urstadt Biddle Properties-Class A                                            529,300         8,775,794
======================================================================================================
                                                                                           115,482,165
======================================================================================================

SPECIALTY PROPERTIES--0.80%
Entertainment Properties Trust                                               213,300         8,553,330
------------------------------------------------------------------------------------------------------
Spirit Finance Corp.                                                         193,100         2,166,582
======================================================================================================
                                                                                            10,719,912
======================================================================================================

Total Real Estate Investment Trusts, Common Stocks
& Other Equity Interests (Cost $969,467,110)                                             1,314,473,782
======================================================================================================

MONEY MARKET FUNDS--2.04%
Liquid Assets Portfolio-Institutional Class                  (d)          13,638,084        13,638,084
------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                     (d)          13,638,084        13,638,084
======================================================================================================
Total Money Market Funds
(Cost $27,276,168)                                                                          27,276,168
======================================================================================================

TOTAL INVESTMENTS--100.18%
(Cost $996,743,278)                                                                      1,341,749,950
======================================================================================================
OTHER ASSETS LESS LIABILITIES--(0.18%)                                                      (2,448,841)
======================================================================================================
NET ASSETS--100.00%                                                                    $ 1,339,301,109
======================================================================================================

      Investment Abbreviations:

      Pfd.                                              Preferred

      Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2005 was $22,698,207, which represented 1.69% of the Fund's Net Assets. See Note 1A.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at October 31, 2005 represented 0.12% of the Fund's Net Assets. See Note 1A.

(c)   Each unit represents one common share and one Class B share.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

      See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

            The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2005.

                                                                          CHANGE IN
                                                                          UNREALIZED                                   REALIZED
                              VALUE       PURCHASES        PROCEEDS      APPRECIATION        VALUE        DIVIDEND       GAIN
FUND                        07/31/05       AT COST        FROM SALES     (DEPRECIATION)     10/31/05       INCOME       (LOSS)
----                        --------       -------        ----------     --------------     --------       ------       ------
Liquid Assets Portfolio-
Institution Class         $14,887,115    $47,621,737    $(48,870,768)       $      --      $13,638,084    $ 117,643    $    --
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institution Class         $14,887,115     47,621,737     (48,870,768)              --       13,638,084      117,658         --
===============================================================================================================================
   TOTAL                  $29,774,230    $95,243,474    $(97,741,536)       $      --      $27,276,168    $ 235,301    $    --
===============================================================================================================================

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2005 was $126,817,879 and $172,755,753, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $  345,148,607
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (1,741,003)
==================================================================================
Net unrealized appreciation of investment securities               $  343,407,604
==================================================================================
Cost of investments for tax purposes is $998,342,346.

                            AIM SHORT TERM BOND FUND
           Quarterly Schedule of Portfolio Holdings - October 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.COM            STB-QTR-1 10/05               A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

                                                                 PRINCIPAL
                                                                   AMOUNT            VALUE
=============================================================================================
BONDS & NOTES--63.14%

AIR FREIGHT & LOGISTICS--0.84%

Ryder System, Inc.-Series P, Notes,
  6.60%, 11/15/05                                (a)            $  2,000,000      $ 2,001,180
=============================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.67%
Bank of New York Institutional Capital
Trust-Series A, Trust Pfd. Bonds,
7.78%, 12/01/26 (Acquired 06/12/03;
Cost $1,789,065)                                 (a)(b)            1,500,000        1,596,180
=============================================================================================
AUTOMOBILE MANUFACTURERS--1.16%
DaimlerChrysler North America Holding
Corp., Gtd. Global Notes, 6.40%,
05/15/06                                         (a)                 244,000          245,967
---------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding
Corp., Unsec. Gtd. Unsub. Global
Notes, 7.25%, 01/18/06                           (a)               1,000,000        1,004,810
---------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding
Corp.-Series D, Gtd. Floating Rate
Medium Term Notes, 4.43%, 05/24/06               (a)(c)            1,500,000        1,503,442
=============================================================================================
                                                                                    2,754,219
=============================================================================================

BROADCASTING & CABLE TV--3.77%

British Sky Broadcasting Group PLC
(United Kingdom), Unsec. Gtd. Global
Notes, 7.30%, 10/15/06                           (a)               1,390,000        1,419,635
---------------------------------------------------------------------------------------------
Comcast Corp., Sr. Notes, 8.30%,
05/15/06                                         (a)                 125,000          127,361
---------------------------------------------------------------------------------------------
Comcast Corp., Sr. Unsec. Notes,
6.88%, 02/15/06                                  (a)               1,555,000        1,565,045
---------------------------------------------------------------------------------------------
8.38%, 11/01/05                                  (a)                 250,000          251,220
---------------------------------------------------------------------------------------------
Comcast Corp., Sr. Unsec. Sub. Notes,
10.50%, 06/15/06                                 (a)                  53,000           55,061
---------------------------------------------------------------------------------------------
Comcast Corp., Sr. Unsec. Unsub. Notes,
6.38%, 01/30/06                                  (a)                 710,000          713,188
---------------------------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
7.75%, 08/15/06                                  (a)               1,632,000        1,667,839
---------------------------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes,
6.63%, 02/15/06                                  (a)               2,000,000        2,011,520
---------------------------------------------------------------------------------------------
IAC/InterActiveCorp, Sr. Unsec. Gtd.
Unsub. Notes, 6.75%, 11/15/05                    (a)               1,120,000        1,120,588
=============================================================================================
                                                                                    8,931,457
=============================================================================================

COMMERCIAL PRINTING--0.27%

Deluxe Corp., Medium Term Notes, 2.75%,
09/15/06                                         (a)                 650,000          637,871
=============================================================================================

CONSUMER FINANCE--7.82%
Capital One Bank, Sr. Medium Term Global
Notes, 6.88%, 02/01/06                           (a)               5,000,000(d)     5,031,400
---------------------------------------------------------------------------------------------
Capital One Capital I, Sub. Floating
Rate Trust Pfd. Bonds, 5.24%, 02/01/27
(Acquired 09/15/04-09/16/04; Cost
$1,016,860)                                      (a)(b)(c)         1,000,000        1,003,270
---------------------------------------------------------------------------------------------

                                                                  PRINCIPAL
                                                                   AMOUNT            VALUE
=============================================================================================
CONSUMER FINANCE--(CONTINUED)
Capital One Financial Corp., Sr.
Unsec. Notes, 7.25%, 05/01/06                    (a)            $  2,660,000      $ 2,694,500
---------------------------------------------------------------------------------------------
Ford Motor Credit Co., Medium Term
Notes, 5.05%, 05/22/06                           (a)               1,750,000        1,736,438
---------------------------------------------------------------------------------------------
Ford Motor Credit Co., Notes,
6.38%, 12/15/05                                  (a)               3,500,000        3,500,280
---------------------------------------------------------------------------------------------
6.50%, 02/15/06                                  (a)                 890,000          889,226
---------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Global
Notes, 6.88%, 02/01/06                           (a)               1,235,000        1,236,210
---------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Notes,
6.13%, 01/09/06                                  (a)                 460,000          459,696
---------------------------------------------------------------------------------------------
General Motors Acceptance Corp.,
Floating Rate Medium Term Notes,
4.68%, 05/18/06                                  (a)(c)            2,000,000(d)     1,988,080
=============================================================================================
                                                                                   18,539,100
=============================================================================================

DIVERSIFIED BANKS--2.20%
AB Spintab (Sweden), Bonds, 7.50%
(Acquired 02/12/04; Cost $2,232,040)             (a)(b)(e)         2,000,000        2,042,742
---------------------------------------------------------------------------------------------
Abbey National PLC (United Kingdom),
Sub. Yankee Notes, 7.35%                         (a)(e)              800,000          820,648
---------------------------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%,
02/15/06 (Acquired 03/05/03; Cost $776,335)      (a)(b)              700,000          703,080
---------------------------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Trust
Pfd. Notes, 8.23%, 02/01/27                      (a)                 650,000          697,990
---------------------------------------------------------------------------------------------
Golden State Bancorp Inc., Sub. Deb.,
10.00%, 10/01/06                                 (a)                 900,000          939,393
=============================================================================================
                                                                                    5,203,853
=============================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES--0.95%
Cendant Corp., Sr. Unsec. Global Notes,
6.88%, 08/15/06                                  (a)               2,230,000        2,264,342
=============================================================================================

ELECTRIC UTILITIES--5.30%
AmerenEnergy Generating Co.-Series C,
Sr. Unsec. Global Notes, 7.75%,
11/01/05                                         (a)               1,430,000        1,429,828
---------------------------------------------------------------------------------------------
American Electric Power Co., Inc.-Series
A, Unsec. Unsub. Global Notes, 6.13%,
05/15/06                                         (a)               1,200,000        1,209,408
---------------------------------------------------------------------------------------------
Consolidated Edison Co. of New
York-Series A, Unsec. Deb., 7.75%,
06/01/26                                         (a)               2,000,000        2,004,120
---------------------------------------------------------------------------------------------
Duke Capital LLC, Sr. Unsec. Notes,
4.30%, 05/18/06                                  (a)               1,000,000          998,430
---------------------------------------------------------------------------------------------
Kansas City Power & Light Co., Sr.
Unsec. Notes, 7.13%, 12/15/05                    (a)               1,740,000        1,745,150
---------------------------------------------------------------------------------------------
Pepco Holdings, Inc., Unsec. Unsub.
Notes, 3.75%, 02/15/06                           (a)               2,074,000        2,069,147
---------------------------------------------------------------------------------------------
Pinnacle West Capital Corp., Sr. Unsec.
Notes, 6.40%, 04/01/06                           (a)               2,300,000        2,316,652
---------------------------------------------------------------------------------------------
Progress Energy, Inc., Sr. Unsec. Notes,
6.75%, 03/01/06                                  (a)                 770,000          775,467
=============================================================================================
                                                                                   12,548,202
=============================================================================================

FOOD RETAIL--2.49%
ARAMARK Services Inc., Unsec. Gtd.
Notes, 7.00%, 07/15/06                           (a)               1,150,000        1,167,457
---------------------------------------------------------------------------------------------
Kroger Co. (The), Sr. Unsec. Gtd. Notes,
7.63%, 09/15/06                                  (a)                 430,000          439,516
---------------------------------------------------------------------------------------------

                                                                  PRINCIPAL
                                                                   AMOUNT            VALUE
=============================================================================================
FOOD RETAIL--(CONTINUED)
Safeway Inc., Sr. Unsec. Floating Rate
Notes, 4.16%, 11/01/05                           (a)(c)         $  1,350,000      $ 1,349,828
---------------------------------------------------------------------------------------------
Safeway Inc., Sr. Unsec. Notes,
2.50%, 11/01/05                                  (a)               1,500,000        1,499,820
---------------------------------------------------------------------------------------------
6.15%, 03/01/06                                  (a)               1,450,000        1,456,554
=============================================================================================
                                                                                    5,913,175
=============================================================================================

FOREST PRODUCTS--0.42%
Weyerhaeuser Co. (Canada), Unsec. Yankee
Notes, 6.75%, 02/15/06                           (a)               1,000,000        1,003,020
=============================================================================================

GAS UTILITIES--0.89%
Columbia Energy Group-Series C, Notes,
6.80%, 11/28/05                                  (a)               2,100,000        2,103,318
=============================================================================================

HEALTH CARE DISTRIBUTORS--0.17%

Cardinal Health, Inc., Unsec. Notes,
6.00%, 01/15/06                                  (a)                 400,000          401,060
=============================================================================================

HEALTH CARE EQUIPMENT--0.27%
Guidant Corp., Notes, 6.15%, 02/15/06            (a)                 627,000          630,053
=============================================================================================

HEALTH CARE SERVICES--0.45%

Caremark Rx, Inc., Sr. Unsec. Notes,
7.38%, 10/01/06                                  (a)               1,055,000        1,076,279
=============================================================================================

HOMEBUILDING--0.71%
D.R. Horton, Inc., Sr. Unsec. Gtd. a)
Notes, 7.50%, 12/01/07                           (a)               1,415,000        1,485,750
---------------------------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec.
Unsub. Notes, 8.00%, 08/15/06                    (a)                 200,000          203,966
=============================================================================================
                                                                                    1,689,716
=============================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--0.85%
PSEG Power LLC, Sr. Unsec. Gtd. Global
Notes, 6.88%, 04/15/06                           (a)               2,000,000        2,018,860
=============================================================================================

INDUSTRIAL CONGLOMERATES--1.81%

Tyco International Group S.A.
(Luxembourg), Sr. Unsec. Gtd. Unsub.
Yankee Notes, 6.38%, 02/15/06                    (a)               1,190,000        1,195,962
---------------------------------------------------------------------------------------------

Tyco International Group S.A.
(Luxembourg), Unsec. Gtd. Unsub.
Yankee Notes, 5.80%, 08/01/06                    (a)               1,300,000        1,307,306
---------------------------------------------------------------------------------------------
URC Holdings Corp., Sr. Notes, 7.88%,
06/30/06 (Acquired 10/08/03; Cost
$1,981,473)                                      (a)(b)            1,750,000        1,781,588
=============================================================================================
                                                                                    4,284,856
=============================================================================================

INTEGRATED OIL & GAS--2.19%
Husky Oil Ltd. (Canada), Sr. Unsec.
Yankee Notes, 7.13%, 11/15/06                    (a)               2,960,000        3,020,917
---------------------------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds,
8.90%, 08/15/28                                  (a)               2,000,000        2,175,000
=============================================================================================
                                                                                    5,195,917
=============================================================================================

                                                                  PRINCIPAL
                                                                   AMOUNT            VALUE
=============================================================================================
INTEGRATED TELECOMMUNICATION SERVICES--1.69%
CenturyTel, Inc.-Series C, Sr. Unsec.
Notes, 6.55%, 12/01/05                           (a)            $  1,640,000      $ 1,642,755
---------------------------------------------------------------------------------------------
France Telecom S.A. (France), Sr. Unsec.
Global Notes, 7.20%, 03/01/06                    (a)                 900,000          908,766
---------------------------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd.
Global Notes, 7.13%, 01/30/06                    (a)               1,125,000        1,131,941
---------------------------------------------------------------------------------------------

TELUS Corp. (Canada), Yankee Notes,
7.50%, 06/01/07                                  (a)                 300,000          311,733
=============================================================================================
                                                                                    3,995,195
=============================================================================================

INVESTMENT BANKING & BROKERAGE--0.30%
Lehman Brothers Inc., Sr. Unsec. Sub.
Notes, 7.63%, 06/01/06                           (a)                 700,000          711,935
=============================================================================================

LIFE & HEALTH INSURANCE--1.02%
ReliaStar Financial Corp., Unsec. Notes,
8.00%, 10/30/06                                  (a)               2,340,000        2,415,746
=============================================================================================

MOVIES & ENTERTAINMENT--2.75%
Time Warner Cos., Inc., Notes,
8.11%, 08/15/06                                  (a)               1,040,000        1,065,511
---------------------------------------------------------------------------------------------
8.18%, 08/15/07                                  (a)               1,425,000        1,502,121
---------------------------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd. Unsub.
Global Notes, 6.13%, 04/15/06                    (a)                 775,000          779,890
---------------------------------------------------------------------------------------------
Viacom Inc., Sr. Unsec. Gtd. Global
Notes, 6.40%, 01/30/06                           (a)               3,145,000        3,158,618
=============================================================================================
                                                                                    6,506,140
=============================================================================================

MULTI-LINE INSURANCE--0.58%

AIG SunAmerica Global Financing IX,
Notes, 5.10%, 01/17/07 (Acquired
08/03/05; Cost $872,854)                         (a)(b)              865,000          868,443
---------------------------------------------------------------------------------------------
AXA Equitable Life Insurance Co., Notes,
6.95%, 12/01/05 (Acquired 11/29/04;
Cost $523,528)                                   (a)(b)              505,000          506,045
=============================================================================================
                                                                                    1,374,488
=============================================================================================

MULTI-UTILITIES--1.35%
DTE Energy Co., Sr. Unsec. Unsub. Notes,
6.45%, 06/01/06                                  (a)               1,185,000        1,196,969
---------------------------------------------------------------------------------------------
Sempra Energy, Sr. Unsec. Unsub. Notes,
6.95%, 12/01/05                                  (a)               2,000,000        2,004,060
=============================================================================================
                                                                                    3,201,029
=============================================================================================

MUNICIPALITIES--2.84%
Bethlehem (City of), Pennsylvania;
Taxable Unlimited Tax Series 2004 B
GO, (INS-Financial Guaranty Insurance
Co.) 3.35%, 11/01/06                             (a)(f)            1,000,000          988,170
---------------------------------------------------------------------------------------------
Chicago (City of), Illinois O'Hare
International Airport; Refunding
Taxable General Airport Third Lien
Series 2004 E RB, (INS-MBIA Insurance
Corp.) 3.88%, 01/01/08                           (a)(f)            1,000,000          982,500
---------------------------------------------------------------------------------------------
Chicago (City of), Illinois; Taxable
Unlimited Tax Series 2005 C GO,
(INS-Financial Security Assurance
Inc.) 4.39%, 01/01/07                            (a)(f)              500,000          498,350
---------------------------------------------------------------------------------------------

                                                                  PRINCIPAL
                                                                   AMOUNT            VALUE
=============================================================================================
MUNICIPALITIES--(CONTINUED)
Onondaga (County of), New York; Taxable
Pension
Unlimited Tax Series
2004 GO, 3.50%, 10/15/06                         (a)            $  1,250,000      $ 1,237,563
---------------------------------------------------------------------------------------------

Phoenix (City of), Arizona Civic
Improvement Corp.;
Taxable Rental Car Facility Series 2004 RB,
(INS-Financial Guaranty Insurance Co.)
3.69%, 07/01/07                                  (a)(f)            1,500,000        1,475,625
---------------------------------------------------------------------------------------------
Sacramento (County of), California;
Taxable Pension Funding CARS Series
2004 C-1 RB, (INS-MBIA Insurance
Corp.) 10.15%, 07/10/30                          (a)(f)(g)         1,600,000        1,550,016
=============================================================================================
                                                                                    6,732,224
=============================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.15%
Devon Energy Corp., Deb., 10.25%,
11/01/05                                         (a)               2,730,000        2,729,645
=============================================================================================

OIL & GAS REFINING & MARKETING --0.24%
Tosco Corp., Sr. Unsec. Notes, 7.63%,
05/15/06                                         (a)                 570,000          579,399
=============================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--4.58%

Mizuho JGB Investment LLC-Series A, Sub. Bonds,
9.87% (Acquired  06/14/05-07/28/05;
Cost $1,980,715)                                 (a)(b)(e)         1,750,000        1,928,220
---------------------------------------------------------------------------------------------
NiSource Finance Corp., Sr. Unsec. Gtd.
Notes, 7.63%, 11/15/05                           (a)               2,800,000        2,803,052
---------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico), Sr. Unsec.
Global Notes, 8.02%, 05/15/07                    (a)               1,866,667        1,908,181
---------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series
1999-2, Class A1, Global Bonds, 9.69%,
08/15/09                                         (a)               2,920,000        3,160,783
---------------------------------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%,
03/31/06 (Acquired 03/23/04-11/22/04;
Cost $1,061,551)                                 (a)(b)            1,047,372        1,045,110
=============================================================================================
                                                                                   10,845,346
=============================================================================================

PACKAGED FOODS & MEATS--1.75%
ConAgra Foods, Inc., Notes, 6.00%,
09/15/06                                         (a)                 630,000          635,909
---------------------------------------------------------------------------------------------
General Mills, Inc., Notes, 6.45%,
10/15/06                                         (a)                 600,000          609,336
---------------------------------------------------------------------------------------------
Tyson Foods, Inc., Sr. Unsec. Global
Notes, 7.25%, 10/01/06                           (a)               2,850,000        2,898,507
=============================================================================================
                                                                                    4,143,752
=============================================================================================

PROPERTY & CASUALTY INSURANCE--2.12%
ACE INA Holdings, Inc., Sr. Unsec. Gtd.
Unsub. Notes, 8.30%, 08/15/06                    (a)                 790,000          809,924
---------------------------------------------------------------------------------------------
Executive Risk Capital Trust-Series B,
Gtd. Trust Pfd. Bonds, 8.68%, 02/01/27           (a)                 625,000          676,494
---------------------------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Sr. Unsec.
Floating Rate Notes, 4.12%, 10/06/06
(Acquired 10/12/05-10/13/05;
Cost $833,700)                                   (a)(b)(h)           840,000          842,076
---------------------------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec.
Sub. Deb., 5.15%, 08/15/33 (Acquired
03/23/04-06/09/05; Cost $2,809,796)              (a)(b)            2,700,000        2,689,146
=============================================================================================
                                                                                    5,017,640
=============================================================================================

RAILROADS--0.38%
Burlington Resources Finance Co.
(Canada), Sr. Unsec. Gtd. Yankee
Notes, 5.60%, 12/01/06                            (a)                250,000          252,323
---------------------------------------------------------------------------------------------

                                                                  PRINCIPAL
                                                                   AMOUNT            VALUE
---------------------------------------------------------------------------------------------
RAILROADS--(CONTINUED)
Union Pacific Corp., Unsec. Notes, 6.40%,
02/01/06                                         (a)            $    650,000      $   653,120
=============================================================================================
                                                                                      905,443
=============================================================================================

REAL ESTATE--0.85%
First Industrial, L.P., Medium Term
Notes, 6.90%, 11/21/05                           (a)               1,000,000        1,001,080
---------------------------------------------------------------------------------------------
Summit Properties Partnership, L.P.,
Medium Term Notes, 7.04%, 05/09/06               (a)               1,000,000        1,009,380
=============================================================================================
                                                                                    2,010,460
=============================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.43%

Southern Investments UK PLC (United
Kingdom), Sr. Unsec. Unsub. Yankee
Notes, 6.80%, 12/01/06                           (a)               1,000,000        1,017,830
=============================================================================================

REGIONAL BANKS--1.08%
Cullen/Frost Capital Trust I, Unsec.
Sub. Floating Rate
Notes, 5.42%, 03/01/34                           (a)(c)            1,500,000        1,547,655
---------------------------------------------------------------------------------------------
Popular, Inc., Unsec. Sub. Notes, 6.75%,
12/15/05                                         (a)               1,000,000        1,002,540
=============================================================================================
                                                                                    2,550,195
=============================================================================================

REINSURANCE--0.15%
GE Global Insurance Holding Corp.,
Unsec. Notes, 7.50%, 06/15/10                    (a)                 325,000          348,676
=============================================================================================

RESTAURANTS--1.35%
McDonald's Corp., Unsec. Deb., 7.05%,
11/15/25                                         (a)               2,700,000        2,789,937
---------------------------------------------------------------------------------------------

YUM! Brands, Inc., Sr. Unsec. Notes,
8.50%, 04/15/06                                  (a)                 400,000          406,792
=============================================================================================
                                                                                    3,196,729
=============================================================================================

SOVEREIGN DEBT--1.93%
Export-Import Bank of Korea (The),
Unsec. Global Notes, 6.50%, 11/15/06             (a)               2,000,000        2,034,640
---------------------------------------------------------------------------------------------
Hydro-Quebec (Canada)-Series B, Gtd.
Medium Term Yankee Notes, 6.52%,
02/23/06                                         (a)               1,150,000        1,156,751
---------------------------------------------------------------------------------------------
Russian Federation (Russia)-REGS, Unsec.
Unsub. Euro Bonds, 10.00%, 06/26/07
(Acquired 05/14/04-05/18/04; Cost
$1,440,281)                                      (a)(b)            1,275,000        1,376,490
=============================================================================================
                                                                                    4,567,881
=============================================================================================

THRIFTS & MORTGAGE FINANCE--1.48%
Countrywide Home Loans, Inc.-Series J,
Gtd. Medium Term Global Notes, 5.50%,
08/01/06                                         (a)               2,980,000        2,998,208
---------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc., Sr. Unsec.
Floating Rate Notes, 4.17%, 08/25/06             (a)(c)              500,000          500,888
=============================================================================================
                                                                                    3,499,096
=============================================================================================

TOBACCO--0.81%
Altria Group, Inc., Notes, 6.95%, 06/01/06       (a)                 400,000          405,120
---------------------------------------------------------------------------------------------
Altria Group, Inc., Unsec. Notes, 6.38%,
02/01/06                                         (a)               1,500,000        1,506,660
=============================================================================================
                                                                                    1,911,780
=============================================================================================

                                                                                        PRINCIPAL
                                                                                          AMOUNT                    VALUE
============================================================================================================================
TRUCKING--1.08%
Roadway Corp., Sr. Sec. Gtd. Global Notes, 8.25%,
12/01/08                                                (a)                            $ 2,400,000              $  2,561,016
============================================================================================================================
Total Bonds & Notes (Cost $151,196,682)                                                                          149,614,303
============================================================================================================================

U.S. MORTGAGE-BACKED SECURITIES--35.68%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--8.28%
Pass Through Ctfs.,
8.00%, 11/20/12                                         (a)                                766,727                   812,787
----------------------------------------------------------------------------------------------------------------------------
9.00%, 05/01/15                                         (a)                                488,012                   530,771
----------------------------------------------------------------------------------------------------------------------------
7.50%, 06/01/16 to 07/01/24                             (a)                              1,623,880                 1,713,699
----------------------------------------------------------------------------------------------------------------------------
7.00%, 12/01/16 to 02/01/35                             (a)                              4,694,895                 4,913,116
----------------------------------------------------------------------------------------------------------------------------
6.00%, 02/01/17 to 03/01/23                             (a)                              4,683,204                 4,746,086
----------------------------------------------------------------------------------------------------------------------------
8.50%, 02/01/19 to 08/17/26                             (a)                              2,880,326                 3,138,751
----------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.00%, 11/01/20                                        (a)(i)                           3,800,000                 3,748,938
============================================================================================================================
                                                                                                                  19,604,148
============================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--19.00%
Pass Through Ctfs.,
7.50%, 02/01/15 to 11/01/34                             (a)                              4,162,357                 4,405,858
----------------------------------------------------------------------------------------------------------------------------
7.00%, 04/01/15 to 12/01/33                             (a)                             13,406,795                14,051,574
----------------------------------------------------------------------------------------------------------------------------
8.50%, 09/01/15 to 07/01/30                             (a)                              1,131,912                 1,232,216
----------------------------------------------------------------------------------------------------------------------------
6.50%, 11/01/16 to 10/01/35                             (a)                              7,223,493                 7,459,443
----------------------------------------------------------------------------------------------------------------------------
8.00%, 09/01/17 to 08/01/32                             (a)                              4,150,410                 4,426,763
----------------------------------------------------------------------------------------------------------------------------
9.00%, 02/01/21 to 01/01/30                             (a)                                517,322                   566,986
----------------------------------------------------------------------------------------------------------------------------
10.00%, 05/01/26                                        (a)                                470,558                   514,855
----------------------------------------------------------------------------------------------------------------------------
6.00%, 04/01/35                                         (a)                              1,483,898                 1,497,510
----------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.50%, 11/01/20                                        (a)(i)                          10,800,000                10,874,250
============================================================================================================================
                                                                                                                  45,029,455
============================================================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--8.40%
Pass Through Ctfs.,
6.50%, 10/15/13 to 02/15/34                             (a)                              8,578,178                 8,956,523
----------------------------------------------------------------------------------------------------------------------------
7.00%, 05/15/17 to 06/15/32                             (a)                              3,960,342                 4,170,349
----------------------------------------------------------------------------------------------------------------------------
6.00%, 06/15/18 to 07/15/33                             (a)                              3,295,180                 3,384,243
----------------------------------------------------------------------------------------------------------------------------
7.75%, 09/15/19 to 02/15/21                             (a)                                852,899                   906,698
----------------------------------------------------------------------------------------------------------------------------
7.50%, 12/20/25 to 07/15/32                             (a)                              1,581,773                 1,681,184
----------------------------------------------------------------------------------------------------------------------------
8.50%, 07/20/27                                         (a)                                332,353                   359,858
----------------------------------------------------------------------------------------------------------------------------
8.00%, 10/15/30                                         (a)                                416,771                   446,811
============================================================================================================================
                                                                                                                  19,905,666
============================================================================================================================
Total U.S. Mortgage-Backed Securities (Cost
$82,684,182)                                                                                                      84,539,269
============================================================================================================================

                                                                                            SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--5.46%

OTHER DIVERSIFIED FINANCIAL SERVICES--3.46%

ABN AMRO XVII Custodial Receipts-Series MM17,
3.80% Floating Rate Pfd. (Acquired 05/11/05; Cost
$2,011,874)                                             (a)(b)(j)                               20              $  2,000,000
----------------------------------------------------------------------------------------------------------------------------
Auction Pass-Through Trust-Series 2001-1, Class A,
5.30% Floating Rate Pfd. (Acquired 10/03/05; Cost
$2,000,000)                                             (b)(c)(k)                                8                 2,000,000
----------------------------------------------------------------------------------------------------------------------------

Zurich RegCaPS Funding Trust III, 4.25% Floating Rate
Pfd. (Acquired 03/17/04-09/28/04; Cost $2,673,536)      (a)(b)(c)                            2,750                 2,739,363
----------------------------------------------------------------------------------------------------------------------------

Zurich RegCaPS Funding Trust IV, 4.32% Floating Rate
Pfd (Acquired 01/19/05; Cost $732,361)                  (a)(b)(c)                              750                   733,536
----------------------------------------------------------------------------------------------------------------------------

Zurich RegCaPS Funding Trust VI, 4.50% Floating Rate
Pfd (Acquired 01/19/05; Cost $728,600)                  (a)(b)(c)                              750                   731,479
============================================================================================================================
                                                                                                                   8,204,378
============================================================================================================================

THRIFTS & MORTGAGE FINANCE--2.00%

Fannie Mae-Series J, 4.72%  Floating Rate Pfd.          (l)                                 47,500                 2,363,125
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae-Series K, 5.40% Floating Rate Pfd.           (l)                                 47,500                 2,363,125
============================================================================================================================
                                                                                                                   4,726,250
============================================================================================================================
Total Preferred Stocks (Cost $12,927,246)                                                                         12,930,628
============================================================================================================================

                                                                                        PRINCIPAL
                                                                                         AMOUNT
ASSET-BACKED SECURITIES--1.80%

CONSUMER RECEIVABLES--0.72%

Pacific Coast CDO Ltd. (Cayman Islands)-Series 1A,
Class A, Floating Rate Bonds, 4.63%, 10/25/36
(Acquired 03/24/04-05/26/04; Cost $1,711,101)           (b)(c)(k)                      $ 1,727,658                 1,710,381
============================================================================================================================
GOLD--0.24%
Newmont Gold Corp.-Series A1, Pass Through Ctfs.,
8.91%, 01/05/09                                         (a)                                539,949                   558,512
============================================================================================================================
OTHER DIVERSIFIED FINANCIAL SERVICES--0.84%
Twin Reefs Pass-Through Trust, Floating Rate Pass
Throug Ctfs., 4.94% (Acquired 12/07/04 Cost
$2,000,000)                                             (a)(b)(e)(h)                     2,000,000                 1,995,534
============================================================================================================================
Total Asset-Backed Securities (Cost $4,290,227)                                                                    4,264,427
============================================================================================================================

U.S. TREASURY SECURITIES--1.25%

U.S. TREASURY INFLATION - INDEXED NOTES--0.42%
0.88%, 04/15/10                                         (a)                              1,036,540 (m)               996,456
============================================================================================================================

U.S. TREASURY NOTES--0.83%
3.00%, 12/31/06                                        (a)                              2,000,000 (d)              1,968,440
============================================================================================================================
Total U.S. Treasury Securities (Cost $2,995,511)                                                                   2,964,896
============================================================================================================================

                                                                                        PRINCIPAL
                                                                                          AMOUNT                   VALUE
============================================================================================================================
U.S. GOVERNMENT AGENCY SECURITIES--0.85%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--0.85%

Unsec. Floating Rate Global Notes,
4.31%, 02/17/09 (Cost $2,000,000)                       (a)(h)                         $ 2,000,000              $  2,003,080
============================================================================================================================

                                                                                           SHARES
MONEY MARKET FUNDS--0.17%

Liquid Assets Portfolio-Institutional Class             (n)                                207,547                   207,547
----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                (n)                                207,547                   207,547
============================================================================================================================
Total Money Market Funds (Cost $415,094)                                                                             415,094
============================================================================================================================
TOTAL INVESTMENTS--108.35%  (Cost $256,508,942)                                                                  256,731,697
============================================================================================================================
OTHER ASSETS LESS LIABILITIES--(8.35%)                                                                           (19,788,694)
============================================================================================================================
NET ASSETS--100.00%                                                                                             $236,943,003
============================================================================================================================

Investment Abbreviations:

CARS             Convertible Auction Rate Securities
Ctfs.            Certificates
Deb.             Debentures
GO               General Obligation Bonds
Gtd.             Guaranteed
INS              Insurer
Pfd.             Preferred
RB               Revenue Bonds
RegCaPS          Regulatory Capital Preferred Securities
REGS             Regulation S
Sec.             Secured
Sr.              Senior
Sub.             Subordinated
TBA              To Be Announced
Unsec.           Unsecured
Unsub.           Unsubordinated

      Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2005 was $247,879,972, which represented 104.62% of the Fund's Net Assets. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2005 was $28,292,683, which represented 11.94% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on October 31, 2005.

(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(e)   Perpetual bond with no specified maturity date.

(f) Principal and/or interest payments are secured by the bond insurance company listed.

(g) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The Bond will be remarketed or converted to a fixed coupon rate at a specified future date.

(h) Interest rate is redetermined monthly. Rate shown is the rate in effect on October 31, 2005.

(i) Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(j) Dividend rate is redetermined annually. Rate shown is the rate in effect on October 31, 2005.

(k) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2005 was $3,710,381, which represented 1.57% of the Fund's Net Assets.

(l) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on October 31, 2005.

(m) Principal amount of security and interest payments are adjusted for inflation.

(n) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
    (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

F. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2005.

                                                                          CHANGE IN
                                                                          UNREALIZED                                     REALIZED
                            VALUE         PURCHASES       PROCEEDS       APPRECIATION         VALUE        DIVIDEND       GAIN
        FUND              07/31/05         AT COST       FROM SALES     (DEPRECIATION)       10/31/05      INCOME        (LOSS)
=================================================================================================================================
Liquid Assets             $      --     $  19,344,812   $(19,137,265)  $      --        $   207,547     $     9,110     $    --
Portfolio-
Institutional Class
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime                       --        19,344,812    (19,137,265)         --            207,547           9,138          --
Portfolio-
Institutional Class
=================================================================================================================================
TOTAL                     $      --     $  38,689,624   $(38,274,530)  $      --        $   415,094     $    18,248     $    --
=================================================================================================================================

NOTE 3 - FUTURES CONTRACTS

On October 31, 2005, $7,000,000 principal amount of U.S. Treasury and corporate obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                               UNREALIZED
                        NO. OF          MONTH/                 VALUE          APPRECIATION
   CONTRACT           CONTRACTS       COMMITMENT             10/31/05         (DEPRECIATION)
============================================================================================
Eurodollar               27           Sep-06/Long           $  6,422,962       $    (28,485)
GLOBEX2
etrading
--------------------------------------------------------------------------------------------
Eurodollar              121           Dec-06/Long              28,785,900         (141,142)
GLOBEX2
etrading
--------------------------------------------------------------------------------------------
Eurodollar               50           Mar-07/Long              11,898,125          (25,200)
GLOBEX2
etrading
--------------------------------------------------------------------------------------------
U.S.                    366           Dec-05/Long              38,755,969         (254,441)
Treasury 5
Year Notes
============================================================================================
                                                            $  85,862,956      $  (449,268)
============================================================================================

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2005 was $52,815,114 and $64,566,090, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                  $    2,283,315
-------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                    (2,060,560)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                        $      222,755
===========================================================================================
Investments have the same cost for tax and financial statement purposes.

                           AIM TOTAL RETURN BOND FUND
          Quarterly Schedule of Portfolio Holdings o October 31, 2005


YOUR GOALS. OUR SOLUTIONS                   [AIIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              TRB-QTR-1 10/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)


                                                                                 PRINCIPAL
                                                                                  AMOUNT                                   VALUE
====================================================================================================================================
BONDS & NOTES--75.49%

AEROSPACE & DEFENSE--0.18%
Lockheed Martin Corp., Unsec.
Gtd. Unsub. Notes,
7.25%, 05/15/06                                                  (a)             $  438,000                            $    444,044
====================================================================================================================================

AIR FREIGHT & LOGISTICS--0.81%
Ryder System, Inc.-Series P, Notes, 6.60%, 11/15/05              (a)              2,000,000                               2,001,180
====================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.28%
Bank of New York Institutional Capital Trust-Series
A, Trust Pfd. Bonds, 7.78%, 12/01/26
(Acquired 06/12/03; Cost $238,542)                               (a)(b)             200,000                                 212,824
------------------------------------------------------------------------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Unsec. Sub.
Notes, 5.50%, 09/15/15                                           (a)                485,000                                 472,531
====================================================================================================================================
                                                                                                                            685,355
====================================================================================================================================

AUTOMOBILE MANUFACTURERS--2.18%
DaimlerChrysler North America Holding
Corp., Gtd. Global Notes, 6.40%, 05/15/06                        (a)              1,676,000                               1,689,509
------------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp.,
Unsec. Gtd. Unsub. Global Notes, 7.25%, 01/18/06                 (a)              1,800,000                               1,808,658
------------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp.-Series D, Gtd.
Floating Rate Medium Term Notes, 4.43%, 05/24/06                 (a)(c)           1,850,000                               1,854,245
====================================================================================================================================
                                                                                                                          5,352,412
====================================================================================================================================

BROADCASTING & CABLE TV--7.21%
British Sky Broadcasting Group PLC
(United Kingdom), Unsec. Gtd. Global
Notes, 7.30%, 10/15/06                                           (a)              1,410,000                               1,440,061
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Sr. Notes, 8.30%, 05/15/06                        (a)                325,000                                 331,139
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 10.63%, 07/15/12                   (a)                240,000                                 302,429
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Sr. Unsec. Notes, 6.88%, 02/15/06                 (a)              2,028,000                               2,041,101
------------------------------------------------------------------------------------------------------------------------------------
8.38%, 11/01/05                                                  (a)              2,880,000                               2,894,054
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Sr. Unsec. Sub. Notes, 10.50%, 06/15/06           (a)                985,000                               1,023,297
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Sr. Unsec. Unsub. Notes, 6.38%, 01/30/06          (a)                545,000                                 547,447
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Unsec. Gtd. Global Notes, 9.46%, 11/15/22         (a)                400,000                                 518,904
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT                                   VALUE
====================================================================================================================================

BROADCASTING & CABLE TV--(CONTINUED)

Cox Communications, Inc., Unsec. Notes, 7.75%, 08/15/06          (a)            $ 2,100,000                            $  2,146,116
------------------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
(Acquired 10/03/05; Cost $2,080,140)                             (a)(b)(d)        2,000,000                               2,070,620
------------------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes,  6.63%, 02/15/06              (a)              1,845,000                               1,855,627
------------------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp, Sr. Unsec. Gtd.
Unsub. Notes, 6.75%, 11/15/05                                    (a)              2,000,000                               2,001,050
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co.
L.P., Sr. Unsec. Deb., 8.38%, 03/15/23                           (a)                450,000                                 530,523
====================================================================================================================================
                                                                                                                         17,702,368
====================================================================================================================================

COMMERCIAL PRINTING--0.25%
Deluxe Corp., Medium Term Notes, 2.75%, 09/15/06                 (a)                620,000                                 608,431
====================================================================================================================================

CONSUMER ELECTRONICS--0.62%
Koninklijke (Royal) Philips Electronics N.V.
(Netherlands), Yankee Notes, 8.38%, 09/15/06                     (a)              1,470,000                               1,513,115
====================================================================================================================================

CONSUMER FINANCE--6.24%

Capital One Bank, Sr. Medium Term Global
Notes, 6.88%, 02/01/06                                           (a)              1,985,000                               1,997,466
------------------------------------------------------------------------------------------------------------------------------------
Capital One Capital I, Sub. Floating Rate Trust
Pfd. Bonds, 5.24%, 02/01/27
(Acquired 09/15/04-09/16/04; Cost $813,712)                      (a)(b)(c)          800,000                                 802,616
------------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., Sr.
Unsec. Notes, 7.25%, 05/01/06                                    (a)              1,725,000                               1,747,373
------------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., Unsec. Notes, 7.13%, 08/01/08       (a)                175,000                                 183,599
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Medium Term
Notes, 5.05%, 05/22/06                                           (a)              1,000,000                                 992,250
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Notes, 6.38%, 12/15/05                    (a)              1,000,000                               1,000,080
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec.
Global Notes, 6.88%, 02/01/06                                    (a)              6,403,000                               6,409,275
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Notes, 6.13%, 01/09/06             (a)                260,000                                 259,828
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.,
Floating Rate Medium Term Notes, 4.68%, 05/18/06                 (a)(c)           1,450,000 (e)                           1,441,358
------------------------------------------------------------------------------------------------------------------------------------
MBNA America Bank N.A., Sr. Global
Medium Term Notes, 6.50%, 06/20/06                               (a)                487,000                                 492,177
====================================================================================================================================
                                                                                                                         15,326,022
====================================================================================================================================

DIVERSIFIED BANKS--1.99%
AB Spintab (Sweden), Bonds, 7.50%,
(Acquired 02/12/04; Cost $133,922)                               (a)(b)(f)          120,000                                 122,565
------------------------------------------------------------------------------------------------------------------------------------
Abbey National PLC (United Kingdom),
Sub. Yankee Notes, 7.35%                                         (a)(f)             100,000                                 102,581
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT                                   VALUE
====================================================================================================================================
Diversified Banks--(continued)
American Savings Bank, Notes, 6.63%,
02/15/06 (Acquired 03/05/03; Cost $83,179)                       (a)(b)         $    75,000                            $     75,330
------------------------------------------------------------------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong), Unsec. Sub.
Notes, 9.03%, 03/15/29
(Acquired 04/22/05; Cost $1,126,818)                             (a)(b)             900,000                               1,150,614
------------------------------------------------------------------------------------------------------------------------------------
Bank Boston, N.A., Sub. Notes, 7.38%, 09/15/06                   (a)                 15,000                                  15,318
------------------------------------------------------------------------------------------------------------------------------------
BankAmerica Corp., Unsec. Sub. Notes, 7.13%, 03/01/09            (a)                 50,000                                  53,300
------------------------------------------------------------------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd.
Floating Rate Trust Pfd. Notes, 4.39%, 06/08/28                  (a)(c)             250,000                                 242,252
------------------------------------------------------------------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
Notes, 8.85%, 06/01/27
(Acquired 05/22/03; Cost $379,629)                               (a)(b)             300,000                                 327,312
------------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento,
Unsec. Global Notes, 6.88%, 03/15/12                             (a)                600,000                                 656,892
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc., Sub.
Medium Term Notes, 7.75%, 05/15/06
(Acquired 04/06/05; Cost $207,902)                               (a)(b)             200,000                                 203,248
------------------------------------------------------------------------------------------------------------------------------------
Danske Bank A.S. (Denmark),
First Tier Bonds, 5.91%,
(Acquired 06/07/04; Cost $200,000)                               (a)(b)(f)          200,000                                 206,234
------------------------------------------------------------------------------------------------------------------------------------
First Empire Capital Trust I, Gtd.
Trust Pfd. Notes, 8.23%, 02/01/27                                (a)                195,000                                 209,397
------------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp Inc., Sub. Deb., 10.00%, 10/01/06           (a)                250,000                                 260,942
------------------------------------------------------------------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
Unsec. Sub. Floating Rate Euro Notes, 3.88%                      (a)(f)(g)          300,000                                 262,922
------------------------------------------------------------------------------------------------------------------------------------
National Bank of Canada (Canada),
Floating Rate Euro Deb., 4.19%, 08/29/87                         (a)(g)              70,000                                  58,844
------------------------------------------------------------------------------------------------------------------------------------
National Westminster Bank PLC
(United Kingdom)-Series B, Unsec. Sub.
Floating Rate Euro Notes, 4.25%                                  (a)(f)(g)          100,000                                  86,676
------------------------------------------------------------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec.
Sub. Deb., 8.25%, 11/01/24                                       (a)                160,000                                 202,907
------------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust III, Sub.
Trust Pfd. Global Notes, 5.51%                                   (a)(f)             330,000                                 327,178
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec.
Global Notes, 3.75%, 10/15/07                                    (a)                325,000                                 318,386
====================================================================================================================================
                                                                                                                          4,882,898
====================================================================================================================================

DIVERSIFIED CHEMICALS--0.57%
Dow Capital B.V. (Netherlands)-Series G,
Medium Term Yankee Notes, 8.64%, 06/01/22                        (a)              1,030,000                               1,289,673
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The), Sr. Unsec.
Medium Term Notes, 3.85%, 11/15/05                               (a)                100,000                                  99,986
====================================================================================================================================
                                                                                                                          1,389,659
====================================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.97%
Cendant Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/06          (a)              2,350,000                               2,386,190
====================================================================================================================================

                                                                                 PRINCIPAL
                                                                                  AMOUNT                                   VALUE
====================================================================================================================================

ELECTRIC UTILITIES--5.15%
AmerenEnergy Generating Co.-Series C,
Sr. Unsec. Global Notes, 7.75%, 11/01/05                         (a)            $   200,000                            $    199,976
------------------------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.-Series A,
Unsec. Unsub. Global Notes, 6.13%, 05/15/06                      (a)              2,015,000                               2,030,798
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York-Series A,
Unsec. Deb., 7.75%, 06/01/26                                     (a)                250,000                                 250,515
------------------------------------------------------------------------------------------------------------------------------------
Duke Capital LLC, Sr. Unsec. Notes, 4.30%, 05/18/06              (a)              2,000,000                               1,996,860
------------------------------------------------------------------------------------------------------------------------------------
GPU, Inc.-Series A, Unsec. Deb., 7.70%, 12/01/05                 (a)                150,000                                 150,372
------------------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co., Sr.
Unsec. Notes, 7.13%, 12/15/05                                    (a)                650,000                                 651,924
------------------------------------------------------------------------------------------------------------------------------------
Korea Electric Power Corp. (South Korea),
Unsec. Putable Gtd. Yankee Deb.,  7.95%, 04/01/16                (a)(h)           1,115,000                                 652,308
------------------------------------------------------------------------------------------------------------------------------------
Mid American Energy Co., Medium
Term Notes, 6.38%, 06/15/06                                      (a)                150,000                                 151,702
------------------------------------------------------------------------------------------------------------------------------------
Pepco Holdings, Inc., Unsec. Unsub. Notes, 3.75%, 02/15/06       (a)              2,000,000                               1,995,320
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp., Sr.
Unsec. Notes, 6.40%, 04/01/06                                    (a)              2,070,000                               2,084,987
------------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., Sr. Unsec.
Notes, 6.75%, 03/01/06                                           (a)              2,310,000                               2,326,401
------------------------------------------------------------------------------------------------------------------------------------
Southern California Edison Co.-Series C, Sr.
Floating Rate First Mortgage Notes, 4.43%, 01/13/06              (a)(c)             156,000                                 156,037
====================================================================================================================================
                                                                                                                         12,647,200
====================================================================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--0.52%
Waste Managment, Inc., Unsec. Notes, 7.00%, 10/15/06             (a)              1,245,000                               1,268,929
====================================================================================================================================

FOOD RETAIL--3.05%

ARAMARK Services Inc., Unsec. Gtd.                               (a)              1,055,000                               1,071,015
------------------------------------------------------------------------------------------------------------------------------------
Notes, 7.00%, 07/15/06
Kroger Co. (The), Sr. Unsec. Gtd.
Notes, 7.63%, 09/15/06                                           (a)              1,434,000                               1,465,734
------------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), Sr. Unsec. Notes,  8.15%, 07/15/06             (a)              1,230,000                               1,256,051
------------------------------------------------------------------------------------------------------------------------------------
Safeway Inc., Sr. Unsec. Floating
Rate Notes, 4.16%, 11/01/05                                      (a)(c)           1,140,000                               1,139,854
------------------------------------------------------------------------------------------------------------------------------------
Safeway Inc., Sr. Unsec. Notes,
2.50%, 11/01/05                                                  (a)                430,000                                 429,948
------------------------------------------------------------------------------------------------------------------------------------
6.15%, 03/01/06                                                  (a)              2,108,000                               2,117,528
====================================================================================================================================
                                                                                                                          7,480,130
====================================================================================================================================

FOREST PRODUCTS--0.45%
Weyerhaeuser Co. (Canada), Unsec.
Yankee Notes, 6.75%, 02/15/06                                    (a)              1,100,000                               1,103,322
====================================================================================================================================

                                                                                 PRINCIPAL
                                                                                  AMOUNT                                   VALUE
====================================================================================================================================

GAS UTILITIES--0.85%
CenterPoint Energy Resources Corp.,
Unsec. Deb., 6.50%, 02/01/08                                     (a)               $250,000                            $    257,410
------------------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group-Series C,
Notes, 6.80%, 11/28/05                                           (a)                250,000                                 250,395
------------------------------------------------------------------------------------------------------------------------------------
ONEOK, Inc., Unsec. Notes, 7.75%, 08/15/06                       (a)              1,558,000                               1,589,908
====================================================================================================================================
                                                                                                                          2,097,713
====================================================================================================================================

HEALTH CARE DISTRIBUTORS--0.41%
Cardinal Health, Inc., Sr. Unsec.
Notes, 7.30%, 10/15/06                                           (a)                840,000                                 858,371
------------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., Unsec. Notes, 6.00%, 01/15/06             (a)                150,000                                 150,397
====================================================================================================================================
                                                                                                                          1,008,768
====================================================================================================================================

HEALTH CARE SERVICES--0.78%
Caremark Rx, Inc., Sr. Unsec. Notes, 7.38%, 10/01/06             (a)              1,340,000                               1,367,028
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics Inc., Sr. Unsec.
Gtd. Notes, 6.75%, 07/12/06                                      (a)                535,000                                 541,746
====================================================================================================================================
                                                                                                                          1,908,774
====================================================================================================================================

HOMEBUILDING--0.80%
D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%, 08/15/11             (a)                300,000                                 325,500
------------------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec.
Unsub. Notes, 8.00%, 08/15/06                                    (a)              1,600,000                               1,631,728
====================================================================================================================================
                                                                                                                          1,957,228
====================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.82%
Marriott International, Inc.-Series B,
Sr. Unsec. Notes, 6.88%, 11/15/05                                (a)              2,000,000                               2,001,580
====================================================================================================================================

HOUSEHOLD APPLIANCES--0.04%
Black & Decker Corp. (The),
Notes, 7.00%, 02/01/06                                           (a)                100,000                                 100,608
====================================================================================================================================

HOUSEWARES & SPECIALTIES--0.53%
American Greetings Corp., Unsec.
Putable Deb., 6.10%, 08/01/08                                    (a)              1,275,000                               1,304,516
====================================================================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.69%
PSEG Power LLC,  Sr. Unsec. Gtd.
Global Notes, 6.88%, 04/15/06                                    (a)              1,670,000                               1,685,748
====================================================================================================================================

                                                                                 PRINCIPAL
                                                                                  AMOUNT                                   VALUE
====================================================================================================================================

INDUSTRIAL CONGLOMERATES--1.10%
Tyco International Group S.A. (Luxembourg),
Sr. Unsec. Gtd. Unsub. Yankee Notes,
6.38%, 02/15/06                                                  (a)            $ 1,080,000                           $   1,085,411
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A. (Luxembourg),
Unsec. Gtd. Unsub. Yankee Notes,
5.80%, 08/01/06                                                  (a)              1,483,000                               1,491,334
------------------------------------------------------------------------------------------------------------------------------------
URC Holdings Corp., Sr. Notes,
7.88%, 06/30/06
(Acquired 10/08/03-11/22/04; Cost $145,305)                      (a)(b)             130,000                                 132,346
====================================================================================================================================
                                                                                                                          2,709,091
====================================================================================================================================

INTEGRATED OIL & GAS--2.37%
ConocoPhillips, Unsec. Deb., 7.13%, 03/15/28                     (a)                115,000                                 121,077
------------------------------------------------------------------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Sr. Unsec.
Yankee Notes,  7.13%, 11/15/06                                   (a)              3,010,000                               3,071,946
------------------------------------------------------------------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds,
8.90%, 08/15/28                                                  (a)              1,500,000                               1,631,250
------------------------------------------------------------------------------------------------------------------------------------
USX Corp., Unsec. Notes, 6.65%, 02/01/06                         (a)                978,000                                 982,988
====================================================================================================================================
                                                                                                                          5,807,261
====================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--5.44%
BellSouth Corp., Notes, 4.26%, 04/26/06
(Acquired 09/15/05; Cost $1,749,737)                             (a)(b)           1,750,000                               1,749,755
------------------------------------------------------------------------------------------------------------------------------------
British Telecommunications PLC
(United Kingdom), Global Notes,
7.88%, 12/15/05                                                  (a)              2,000,000                               2,007,380
------------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.-Series C, Sr. Unsec.
Notes, 6.55%, 12/01/05                                           (a)              1,800,000                               1,803,024
------------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A. (France), Sr.
Unsec. Global Notes, 7.20%, 03/01/06                             (a)                700,000                                 706,818
------------------------------------------------------------------------------------------------------------------------------------
8.50%, 03/01/31                                                  (a)                175,000                                 230,629
------------------------------------------------------------------------------------------------------------------------------------
GTE Southwest, Inc.-Series B,
Unsec. Deb., 6.54%, 12/01/05                                     (a)                250,000                                 250,427
------------------------------------------------------------------------------------------------------------------------------------
Pacific Bell, Unsec. Deb.,
6.88%, 08/15/06                                                  (a)                200,000                                 203,158
------------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd.
Global Notes, 7.13%, 01/30/06                                    (a)              2,466,000                               2,481,215
------------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp., Deb., 9.25%, 04/15/22                       (a)                900,000                               1,157,877
------------------------------------------------------------------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%, 06/01/07              (a)                400,000                                 415,644
------------------------------------------------------------------------------------------------------------------------------------
Verizon California Inc.-Series F,
Unsec. Deb., 6.75%, 05/15/27                                     (a)                100,000                                 100,214
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc.,
Unsec. Deb., 8.75%, 11/01/21                                     (a)                125,000                                 157,703
------------------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.,
Global Bonds, 5.85%, 09/15/35                                    (a)                980,000                                 923,591
------------------------------------------------------------------------------------------------------------------------------------
Verizon Maryland Inc.-Series A,
Unsec. Global Notes, 6.13%, 03/01/12                             (a)                400,000                                 407,076
------------------------------------------------------------------------------------------------------------------------------------
Verizon New York Inc., Unsec.
Deb., 7.00%, 12/01/33                                            (a)                660,000                                 669,867
------------------------------------------------------------------------------------------------------------------------------------
Verizon Virginia Inc.-Series A,
Unsec. Global Deb., 4.63%, 03/15/13                              (a)                100,000                                  93,407
====================================================================================================================================
                                                                                                                         13,357,785
====================================================================================================================================


                                                                                 PRINCIPAL
                                                                                  AMOUNT                                   VALUE
====================================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.08%
Lehman Brothers Inc., Sr. Unsec.
Sub. Notes, 7.63%, 06/01/06                                      (a)            $   150,000                            $    152,558
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series C, Sr.
Floating Rate Medium Term Notes,
3.93%, 06/16/06                                                  (a)(c)              50,000                                  49,967
====================================================================================================================================
                                                                                                                            202,525
====================================================================================================================================

LIFE & HEALTH INSURANCE--0.68%
Prudential Holdings, LLC-Series B, Bonds,
(INS-Financial Security Assurance Inc.) 7.25%,
12/18/23 (Acquired 01/22/04-12/21/04; Cost $1,601,997)           (a)(b)(i)        1,345,000                               1,555,721
------------------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec.
Notes, 8.00%, 10/30/06                                           (a)                100,000                                 103,237
====================================================================================================================================
                                                                                                                          1,658,958
====================================================================================================================================

MANAGED HEALTH CARE--1.85%
Aetna Inc., Sr. Unsec. Notes, 7.38%, 03/01/06                    (a)              1,387,000                               1,399,996
------------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp., Notes, 6.38%, 01/15/06                              (a)              1,800,000                               1,806,210
------------------------------------------------------------------------------------------------------------------------------------
Humana Inc., Sr. Unsec. Notes, 7.25%, 08/01/06                   (a)              1,310,000                               1,333,200
====================================================================================================================================
                                                                                                                          4,539,406
====================================================================================================================================

MOVIES & ENTERTAINMENT--2.58%
Time Warner Cos., Inc., Notes, 8.18%, 08/15/07                   (a)                650,000                                 685,178
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., Unsec. Deb., 9.15%, 02/01/23             (a)              1,160,000                               1,469,349
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd.
Unsub. Global Notes, 6.13%, 04/15/06                             (a)              1,003,000                               1,009,329
------------------------------------------------------------------------------------------------------------------------------------
Viacom Inc., Sr. Unsec. Gtd.
Global Notes, 6.40%, 01/30/06                                    (a)              3,165,000                               3,178,704
====================================================================================================================================
                                                                                                                          6,342,560
====================================================================================================================================

MULTI-LINE INSURANCE--0.58%
AIG SunAmerica Global Financing IX, Notes,
5.10%, 01/17/07
(Acquired 08/03/05; Cost $736,628)                               (a)(b)             730,000                                 732,905
------------------------------------------------------------------------------------------------------------------------------------
AXA Equitable Life Insurance Co.,
Notes, 6.95%, 12/01/05
(Acquired 11/29/04; Cost $725,683)                               (a)(b)             700,000                                 701,449
====================================================================================================================================
                                                                                                                          1,434,354
====================================================================================================================================

MULTI-UTILITIES--1.68%
DTE Energy Co., Sr. Unsec. Unsub.
Notes, 6.45%, 06/01/06                                           (a)              2,100,000                               2,121,210
------------------------------------------------------------------------------------------------------------------------------------
Sempra Energy, Sr. Unsec. Unsub.
Notes, 6.95%, 12/01/05                                           (a)              2,000,000                               2,004,060
====================================================================================================================================
                                                                                                                          4,125,270
====================================================================================================================================

                                                                                 PRINCIPAL
                                                                                  AMOUNT                                   VALUE
====================================================================================================================================
MUNICIPALITIES--2.71%

Brownsville (City of), Texas; Refunding & Improvement
Utilities System Series 2005 A RB,
(INS-Ambac Assurance Corp.) 5.00%, 09/01/31                      (a)(i)         $   330,000                            $    340,313
------------------------------------------------------------------------------------------------------------------------------------
Chicago (City of), Illinois O'Hare International Airport;
Refunding Taxable General Airport Third
Lien Series 2004 E RB,
(INS-MBIA Insurance Corp.) 3.88%, 01/01/08                       (a)(i)           1,000,000                                 982,500
------------------------------------------------------------------------------------------------------------------------------------
Dallas (City of), Texas; Taxable Pension
Limited Tax Series 2005 A GO,
4.61%, 02/15/14                                                  (a)                200,000                                 192,750
------------------------------------------------------------------------------------------------------------------------------------
5.20%, 02/15/35                                                  (a)                300,000                                 288,687
------------------------------------------------------------------------------------------------------------------------------------
Detroit (City of), Michigan; Taxable Capital
Improvement Limited Tax Series 2005 A-1 GO,
(INS-Ambac Assurance Corp.) 4.96%, 04/01/20                      (a)(i)             385,000                                 367,055
------------------------------------------------------------------------------------------------------------------------------------
Detroit (City of), Michigan; Taxable
Series 2005 COP,
(INS-Financial Guaranty Insurance Co.) 4.95%, 06/15/25           (a)(i)             500,000                                 471,875
------------------------------------------------------------------------------------------------------------------------------------
Indianapolis (City of), Indiana Local
Public Improvement Bond Bank;
Taxable Series 2005 A RB,
4.87%, 07/15/16                                                  (a)                250,000                                 243,438
------------------------------------------------------------------------------------------------------------------------------------
5.22%, 07/15/20                                                  (a)                325,000                                 318,123
------------------------------------------------------------------------------------------------------------------------------------
5.28%, 01/15/22                                                  (a)                275,000                                 269,500
------------------------------------------------------------------------------------------------------------------------------------
Industry (City of), California Urban Development Agency
(Project 3); Taxable Allocation Series 2003 RB,
(INS-MBIA Insurance Corp.) 6.10%, 05/01/24                       (a)(i)             450,000                                 465,750
------------------------------------------------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
(City of Detroit School District); Series 2005 RB,
(INS-Financial Security Assurance Inc.) 5.00%, 06/01/15          (a)(i)             250,000                                 267,813
------------------------------------------------------------------------------------------------------------------------------------
Michigan (State of), Western Michigan
University; Series 2005 RB,
(INS-Ambac Assurance Corp.) 4.41%, 11/15/14                      (a)(i)             345,000                                 341,226
------------------------------------------------------------------------------------------------------------------------------------
New Hampshire (State of);
Taxable Unlimited Tax Series 2005 B GO,
4.65%, 05/15/15                                                  (a)                630,000                                 616,228
------------------------------------------------------------------------------------------------------------------------------------
Oregon (State of) Community College Districts;
Taxable Pension Limited Tax Series 2005 GO,
(INS-Ambac Assurance Corp.)
4.64%, 06/30/20                                                  (a)(i)             350,000                                 332,861
------------------------------------------------------------------------------------------------------------------------------------
4.83%, 06/30/28                                                  (a)(i)             590,000                                 548,700
------------------------------------------------------------------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement Corp.;
Taxable Rental Car Facility Series 2004 RB,
(INS-Financial Guaranty Insurance Co.)
3.69%, 07/01/07                                                  (a)(i)             100,000                                  98,375
------------------------------------------------------------------------------------------------------------------------------------
4.21%, 07/01/08                                                  (a)(i)             125,000                                 123,233
------------------------------------------------------------------------------------------------------------------------------------
Sacramento (County of), California;
Taxable Pension Funding CARS Series 2004 C-1 RB,
(INS-MBIA Insurance Corp.) 10.15%, 07/10/30                      (a)(i)(j)          400,000                                 387,504
====================================================================================================================================
                                                                                                                          6,655,931
====================================================================================================================================

                                                                                 PRINCIPAL
                                                                                  AMOUNT                                   VALUE
====================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.79%
Halliburton Co., Medium Term Notes, 6.00%, 08/01/06              (a)            $ 1,915,000                            $  1,933,327
====================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--2.46%
Anadarko Petroleum Corp. (Canada), Unsec.
Yankee Deb., 7.38%, 05/15/06                                     (a)                500,000                                 506,775
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp., Deb., 10.25%, 11/01/05                       (a)              2,000,000                               1,999,740
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Notes, 2.75%, 08/01/06            (a)              1,552,000                               1,529,682
------------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust (Mexico),                     (a)              1,075,000                               1,287,420
Unsec. Gtd. Unsub. Global Notes, 8.63%, 02/01/22
------------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust
(Mexico)-Series 12, Unsec. Gtd. Unsub.
Notes, 5.75%, 12/15/15
(Acquired 06/27/05; Cost $719,903)                               (a)(b)             725,000                                 705,498
====================================================================================================================================
                                                                                                                          6,029,115
====================================================================================================================================

OIL & GAS REFINING & MARKETING --0.12%
Valero Energy Corp., Unsec. Notes, 7.38%, 03/15/06               (a)                300,000                                 303,165
====================================================================================================================================

OIL & GAS STORAGE & TRANSPORTATION--0.12%
Enterprise Products Operating L.P.,
Sr. Notes, 4.95%, 06/01/10                                       (a)                205,000                                 199,836
------------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating L.P., Sr.
Unsec. Gtd. Unsub. Notes, 7.50%, 02/01/11                        (a)                 85,000                                  91,655
====================================================================================================================================
                                                                                                                            291,491
====================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--4.71%
General Electric Capital Corp.-Series A,
Medium Term Global Notes, 2.85%, 01/30/06                        (a)                 25,000                                  24,910
------------------------------------------------------------------------------------------------------------------------------------
ING Capital Funding Trust III, Gtd.
Trust Pfd. Global Bonds, 8.44%                                   (a)(f)             810,000                                 924,080
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., Sub.
Notes, 6.25%, 12/15/05                                           (a)                100,000                                 100,240
------------------------------------------------------------------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A,
Sub. Bonds, 9.87%,
(Acquired 06/16/04-07/28/05; Cost $1,809,502)                    (a)(b)(f)        1,600,000                               1,762,944
------------------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp.,  Sr. Unsec. Gtd.
Notes, 7.63%, 11/15/05                                           (a)              3,350,000                               3,353,652
------------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico), Sr.
Unsec. Global Notes, 8.02%, 05/15/07                             (a)                568,750                                 581,399
------------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series
1999-2,  Global Bonds,
9.69%, 08/15/09                                                  (a)              1,680,000                               1,818,533
------------------------------------------------------------------------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%,
 03/31/06 (Acquired 03/23/04; Cost $140,387)                     (a)(b)             138,495                                 138,196
------------------------------------------------------------------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04,
Sr. Notes, 4.13%, 03/12/09
(Acquired 03/04/04-11/29/04; Cost $248,281)                      (a)(b)             250,000                                 237,533
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT                                   VALUE
====================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
Regional Diversified Funding (Cayman Islands), Sr.
Floating Rate Notes, 4.53%, 01/25/36
(Acquired 03/21/05; Cost $500,000)                               (b)(c)(d)      $   500,000                            $    500,313
------------------------------------------------------------------------------------------------------------------------------------
Regional Diversified Funding (Cayman Islands),
Sr. Notes, 9.25%, 03/15/30
(Acquired 01/10/03-09/22/04; Cost $556,507)                      (a)(b)             477,778                                 550,983
------------------------------------------------------------------------------------------------------------------------------------
Toll Road Investors Partnership II, L.P.-Series A, Bonds,
(INS-MBIA Insurance Corp.) 5.54%, 02/15/45
(Acquired 03/11/05-05/03/05; Cost $1,128,228)                    (a)(b)(i)(k)     9,600,000                               1,144,550
------------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
Second Tier Euro Bonds, 8.75%                                    (a)(f)             400,000                                 435,180
====================================================================================================================================
                                                                                                                         11,572,513
====================================================================================================================================

PACKAGED FOODS & MEATS--2.16%
ConAgra Foods, Inc., Notes, 6.00%, 09/15/06                      (a)              1,569,000                               1,583,717
------------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., Notes, 6.45%, 10/15/06                      (a)                400,000                                 406,224
------------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., Unsec. Unsub. Notes, 2.63%, 10/24/06        (a)                388,000                                 380,193
------------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., Sr. Unsec. Global
Notes, 7.25%, 10/01/06                                           (a)              2,875,000 (e)                           2,923,933
====================================================================================================================================
                                                                                                                          5,294,067
====================================================================================================================================

PROPERTY & CASUALTY INSURANCE--2.95%
ACE INA Holdings, Inc., Sr. Unsec.
Gtd. Unsub. Notes, 8.30%, 08/15/06                               (a)              1,646,000                               1,687,512
------------------------------------------------------------------------------------------------------------------------------------
Executive Risk Capital Trust-Series B,
Gtd. Trust Pfd. Bonds, 8.68%, 02/01/27                           (a)                350,000                                 378,837
------------------------------------------------------------------------------------------------------------------------------------
First American Capital Trust I, Gtd.
Trust Pfd. Notes, 8.50%, 04/15/12                                (a)              1,120,000                               1,211,616
------------------------------------------------------------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec.
Sub. Deb., 8.00%, 09/15/34
(Acquired 04/29/05-06/09/05; Cost $988,501)                      (a)(b)             925,000                                 948,523
------------------------------------------------------------------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Sr. Unsec.
Floating Rate Notes, 4.12%, 10/06/06
(Acquired 10/12/05-10/13/05; Cost $823,775)                      (a)(b)             830,000                                 832,052
------------------------------------------------------------------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub.
Deb., 5.15%, 08/15/33
(Acquired 01/21/04-06/09/05; Cost $2,240,773)                    (a)(b)           2,200,000                               2,191,156
====================================================================================================================================
                                                                                                                          7,249,696
====================================================================================================================================

PUBLISHING--0.20%
Knight-Ridder Inc., Sr. Unsec. Notes, 6.30%, 12/15/05            (a)                500,000                                 501,100
====================================================================================================================================

RAILROADS--0.29%
Burlington Northern Santa Fe                                     (a)                500,000                                 501,185
------------------------------------------------------------------------------------------------------------------------------------
Corp., Unsec. Notes, 6.38%, 12/15/05
Union Pacific Corp., Unsec. Notes, 6.40%, 02/01/06               (a)                200,000                                 200,960
====================================================================================================================================
                                                                                                                            702,145
====================================================================================================================================

                                                                                 PRINCIPAL
                                                                                  AMOUNT                                   VALUE
====================================================================================================================================

REAL ESTATE--1.86%
AMB Property L.P., Medium Term Notes, 7.20%, 12/15/05            (a)            $   500,000                            $    501,540
------------------------------------------------------------------------------------------------------------------------------------
EOP Operating L.P., Unsec. Notes, 8.38%, 03/15/06                (a)                140,000                                 141,953
------------------------------------------------------------------------------------------------------------------------------------
Health Care Property Investors, Inc.,
Notes, 5.63%, 05/01/17                                          (a)                350,000                                 338,216
------------------------------------------------------------------------------------------------------------------------------------
Health Care Property Investors, Inc.,
Sr. Unsec. Notes, 7.07%, 06/08/15                                (a)                505,000                                 549,536
------------------------------------------------------------------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes, 5.88%, 05/15/15               (a)                300,000                                 295,281
------------------------------------------------------------------------------------------------------------------------------------
ProLogis, Sr. Unsec. Notes, 7.05%, 07/15/06                      (a)              1,920,000                               1,950,451
------------------------------------------------------------------------------------------------------------------------------------
Summit Properties Partnership, L.P.,
Medium Term Notes, 7.04%, 05/09/06                              (a)                790,000                                 797,410
====================================================================================================================================
                                                                                                                          4,574,387
====================================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.04%
Southern Investments UK PLC (United Kingdom),
Sr. Unsec. Unsub. Yankee Notes, 6.80%, 12/01/06                  (a)                100,000                                 101,783
====================================================================================================================================

REGIONAL BANKS--1.06%
Banco Popular North America-Series C,
Gtd. Medium Term Notes, 6.80%, 12/21/05                          (a)                200,000                                 200,310
------------------------------------------------------------------------------------------------------------------------------------
Cullen/Frost Capital Trust I, Unsec.
Sub. Floating Rate Notes, 5.42%, 03/01/34                        (a)(c)             925,000                                 954,387
------------------------------------------------------------------------------------------------------------------------------------
Frost National Bank (The), Unsec.
Sub. Notes, 6.88%, 08/01/11                                      (a)                675,000                                 723,911
------------------------------------------------------------------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate
Trust Pfd. Bonds, 4.44%, 06/01/28                                (a)(c)             125,000                                 120,971
------------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., Gtd. Notes, 4.70%, 06/30/09         (a)                350,000                                 346,035
------------------------------------------------------------------------------------------------------------------------------------
Popular, Inc., Unsec. Sub. Notes, 6.75%, 12/15/05                (a)                128,000                                 128,325
------------------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%, 06/15/14                 (a)                125,000                                 122,999
====================================================================================================================================
                                                                                                                          2,596,938
====================================================================================================================================

REINSURANCE--0.12%
GE Global Insurance Holding Corp.,
Unsec. Notes, 7.50%, 06/15/10                                   (a)                280,000                                 300,398
====================================================================================================================================

RESTAURANTS--0.16%
McDonald's Corp., Unsec. Deb., 7.05%, 11/15/25                   (a)                 75,000                                  77,498
------------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., Sr. Unsec. Notes, 8.50%, 04/15/06             (a)                300,000                                 305,094
====================================================================================================================================
                                                                                                                            382,592
====================================================================================================================================

                                                                                 PRINCIPAL
                                                                                  AMOUNT                                  VALUE
====================================================================================================================================

SOVEREIGN DEBT--0.39%
New Zealand Government International Bond
(New Zealand), Yankee Deb., 10.63%, 11/15/05                     (a)                $15,000                            $     15,031
------------------------------------------------------------------------------------------------------------------------------------
Russian Federation (Russia)-REGS, Unsec.
Unsub. Euro Bonds, 10.00%, 06/26/07
(Acquired 05/14/04-05/18/04; Cost $388,744)                      (a)(b)             345,000                                 372,462
------------------------------------------------------------------------------------------------------------------------------------
United Mexican States (Mexico)-Series A,
Medium Term Global Notes,
6.63%, 03/03/15                                                  (a)                150,000                                 160,500
------------------------------------------------------------------------------------------------------------------------------------
7.50%, 04/08/33                                                  (a)                350,000                                 397,635
====================================================================================================================================
                                                                                                                            945,628
====================================================================================================================================

SPECIALTY CHEMICALS--0.42%
ICI North America, Unsec. Gtd. Deb., 8.88%, 11/15/06             (a)              1,000,000                               1,037,390
====================================================================================================================================

THRIFTS & MORTGAGE FINANCE--1.29%
Countrywide Home Loans, Inc.-Series J,
Gtd. Medium Term Global Notes,
5.50%, 08/01/06                                                  (a)              2,855,000                               2,872,444
------------------------------------------------------------------------------------------------------------------------------------
Greenpoint Capital Trust I, Gtd. Sub.
Trust Pfd. Notes, 9.10%, 06/01/27                                (a)                100,000                                 110,099
------------------------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc., Sr. Notes, 4.80%,
09/01/10 (Acquired 08/24/05; Cost $199,570)                     (a)(b)             200,000                                 196,322
====================================================================================================================================
                                                                                                                          3,178,865
====================================================================================================================================

TOBACCO--0.98%
Altria Group, Inc., Notes, 6.95%, 06/01/06                       (a)                400,000                                 405,120
------------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., Unsec. Notes, 6.38%, 02/01/06                (a)              2,000,000                               2,008,880
====================================================================================================================================
                                                                                                                          2,414,000
====================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.29%
Western Power Distribution Holdings Ltd. (United Kingdom),
Unsec. Unsub. Notes, 7.38%, 12/15/28
(Acquired 01/25/05-03/03/05; Cost $736,926)                      (a)(b)             650,000                                 702,631
====================================================================================================================================

TRUCKING--0.23%
Roadway Corp., Sr. Sec. Gtd. Global
Notes, 8.25%, 12/01/08                                           (a)                525,000                                 560,222
====================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.39%
New Cingular Wireless Services Inc., Sr. Unsec.
Unsub. Global Notes, 7.35%, 03/01/06                             (a)                948,000                                 956,864
====================================================================================================================================

Total Bonds & Notes (Cost $186,620,193)                                                                                 185,317,648
====================================================================================================================================

                                                                                 PRINCIPAL
                                                                                  AMOUNT                                  VALUE
====================================================================================================================================

U.S. Mortgage-Backed Securities--28.32%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--4.76%
Pass Through Ctfs.,
 6.00%, 08/01/14 to 02/01/34                                     (a)            $ 3,623,802                            $  3,680,706
------------------------------------------------------------------------------------------------------------------------------------
 5.50%, 05/01/16 to 02/01/17                                     (a)                107,257                                 108,076
------------------------------------------------------------------------------------------------------------------------------------
 6.50%, 05/01/16 to 10/01/34                                     (a)              1,591,110                               1,633,957
------------------------------------------------------------------------------------------------------------------------------------
 7.00%, 06/01/16 to 10/01/34                                     (a)                280,532                                 292,798
------------------------------------------------------------------------------------------------------------------------------------
 7.50%, 04/01/17 to 03/01/32                                     (a)                 51,234                                  54,144
------------------------------------------------------------------------------------------------------------------------------------
 5.00%, 07/01/34                                                 (a)              2,129,801                               2,054,415
------------------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 4.50%, 11/01/18                                                 (a)(l)(m)        1,000,000                                 967,500
------------------------------------------------------------------------------------------------------------------------------------
 5.00%, 11/01/20                                                 (a)(l)(m)        2,921,000                               2,881,749
====================================================================================================================================
                                                                                                                         11,673,345
====================================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--9.36%

Pass Through Ctfs.,
 7.50%, 11/01/15 to 11/01/34                                     (a)              1,711,093                               1,808,585
------------------------------------------------------------------------------------------------------------------------------------
 7.00%, 12/01/15 to 02/01/33                                     (a)                897,685                                 941,263
------------------------------------------------------------------------------------------------------------------------------------
 6.50%, 05/01/16 to 10/01/35                                     (a)              1,964,506                               2,025,103
------------------------------------------------------------------------------------------------------------------------------------
 6.00%, 01/01/17 to 03/01/22                                     (a)                806,552                                 817,440
------------------------------------------------------------------------------------------------------------------------------------
 5.00%, 03/01/18 to 02/01/19                                     (a)              2,027,711                               2,002,139
------------------------------------------------------------------------------------------------------------------------------------
 5.50%, 11/01/18                                                 (a)              1,003,023                               1,010,408
------------------------------------------------------------------------------------------------------------------------------------
 8.00%, 08/01/21 to 04/01/32                                     (a)                143,498                                 153,144
------------------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 4.50%, 11/01/20                                                 (a)(m)           3,600,000                               3,481,875
------------------------------------------------------------------------------------------------------------------------------------
 5.00%, 11/01/20                                                 (a)(l)(m)        2,000,000                               1,973,125
------------------------------------------------------------------------------------------------------------------------------------
 5.50%, 11/01/20 to 11/01/35                                     (a)(l)(m)        5,947,776                               5,887,104
------------------------------------------------------------------------------------------------------------------------------------
 6.00%, 11/01/35                                                 (a)(l)(m)        2,849,700                               2,874,635
====================================================================================================================================
                                                                                                                         22,974,821
====================================================================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--14.20%

Pass Through Ctfs.,
 7.50%, 06/15/23 to 05/15/32                                     (a)                234,915                                 250,393
------------------------------------------------------------------------------------------------------------------------------------
 8.00%, 08/15/25                                                 (a)                  8,694                                   9,303
------------------------------------------------------------------------------------------------------------------------------------
 8.50%, 02/15/25                                                 (a)                 31,588                                  34,685
------------------------------------------------------------------------------------------------------------------------------------
 7.00%, 04/15/28 to 03/15/33                                     (a)                172,236                                 181,141
------------------------------------------------------------------------------------------------------------------------------------
 6.00%, 11/15/28 to 09/15/34                                     (a)              1,239,476                               1,262,229
------------------------------------------------------------------------------------------------------------------------------------
 6.50%, 01/15/29 to 10/15/34                                     (a)              3,126,739                               3,257,697
------------------------------------------------------------------------------------------------------------------------------------
 5.50%, 12/15/33 to 06/15/35                                     (a)              2,384,799                               2,383,333
------------------------------------------------------------------------------------------------------------------------------------
 5.00%, 07/15/35 to 08/15/35                                     (a)                994,643                                 971,010
------------------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.00%, 11/01/35                                                 (a)(m)           7,900,000                               7,707,437
------------------------------------------------------------------------------------------------------------------------------------
 5.50%, 11/01/35                                                 (a)(l)(m)       18,835,751                              18,812,206
====================================================================================================================================
                                                                                                                         34,869,434
====================================================================================================================================

Total U.S. Mortgage-Backed Securities (Cost $69,944,341)                                                                 69,517,600
====================================================================================================================================

                                                                                 PRINCIPAL
                                                                                  AMOUNT                                  VALUE
====================================================================================================================================

ASSET-BACKED SECURITIES--6.09%

AEROSPACE & DEFENSE--0.53%
Systems 2001 Asset Trust LLC (Cayman Islands)-Series 2001,
Class G, Pass Through Ctfs.,
(INS-MBIA Insurance Corp.) 6.66%, 09/15/13
(Acquired 02/09/05-10/27/05; Cost $1,318,510)                    (a)(b)(i)      $ 1,214,250                            $  1,296,114
====================================================================================================================================

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES--0.16%
Guaranteed Export Trust-Series 94-A,
Gtd. Notes, 7.12%, 04/15/06                                      (a)                224,871                                 226,919
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Export Trust-Series 94-B, Gtd.
Notes, 7.46%, 12/15/05                                           (a)                164,130                                 164,684
====================================================================================================================================
                                                                                                                            391,603
====================================================================================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS--0.95%
AmeriCredit Automobile Receivables Trust-Series 2002-D,
Class A4, Notes, 3.40%, 04/13/09                                 (a)              1,334,050                               1,326,433
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank (FHLB)-Series TQ-2015,
Class A, Pass Through Ctfs., 5.07%, 10/20/15                     (a)              1,000,000                                 998,660
====================================================================================================================================
                                                                                                                          2,325,093

====================================================================================================================================

CONSUMER RECEIVABLES--0.90%
National City Auto Receivable Trust-Series 2004-A,
Class A3, 2.11%, 07/15/08                                        (a)              2,223,644                               2,198,739
====================================================================================================================================

MULTI-SECTOR HOLDINGS--0.12%

Longport Funding Ltd.-Series 2005-2A, Class A1J,
Floating Rate Bonds, 4.21%, 02/03/40
(Acquired 03/31/05; Cost $300,000)                               (b)(c)(d)          300,000                                 300,000
====================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.90%
Citicorp Lease Pass-Through Trust-Series 1999-1,
Class A2, Pass Through Ctfs., 8.04%, 12/15/19
(Acquired 08/20/02-07/27/05; Cost $1,903,537)                    (a)(b)           1,530,000                               1,826,834
------------------------------------------------------------------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A, Sec. Notes,
5.14%, 01/15/64 (Acquired 07/14/05; Cost $1,500,000)             (b)(d)           1,500,000                               1,500,000
------------------------------------------------------------------------------------------------------------------------------------
Patrons' Legacy 2003-III-Series A, Ctfs., 5.65%,
01/17/17 (Acquired 11/04/04; Cost $512,705)                      (b)(d)             500,000                                 498,300
------------------------------------------------------------------------------------------------------------------------------------
Patrons' Legacy- 2004-I-Series A, Ctfs., 6.67%,
02/04/17 (Acquired 04/30/04-07/14/05; Cost $1,530,475)           (b)(d)           1,500,000                               1,508,250
------------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series 2000-1,
Class A1, Global Notes, 9.03%, 02/15/11                          (a)                720,000                                 791,280
------------------------------------------------------------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
Pass Through Ctfs., 4.94%,
(Acquired 12/07/04; Cost $1,000,000)                             (a)(b)(f)(n)     1,000,000                                 997,767
====================================================================================================================================
                                                                                                                          7,122,431
====================================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.37%
North Front Pass-Through Trust, Bonds, 5.81%,
12/15/24 (Acquired 12/08/04; Cost $900,000)                      (a)(b)             900,000                                 908,361
====================================================================================================================================

                                                                                 PRINCIPAL
                                                                                  AMOUNT                                  VALUE
====================================================================================================================================
REINSURANCE--0.16%
Stingray Pass-Through Trust, Pass Through Ctfs.,
5.90%, 01/12/15 (Acquired 01/07/05; Cost $400,000)               (a)(b)         $   400,000                            $    402,656
====================================================================================================================================

Total Asset-Backed Securities (Cost $15,047,880)                                                                         14,944,997
====================================================================================================================================

U.S. TREASURY SECURITIES--3.75%
U.S. TREASURY INFLATION - INDEXED BONDS--0.71%
2.00%, 07/15/14                                                  (a)              1,734,530 (o)                           1,739,612
====================================================================================================================================

U.S. TREASURY NOTES--2.01%
 2.50%, 09/30/06                                                 (a)              2,000,000 (e)                           1,967,040
------------------------------------------------------------------------------------------------------------------------------------
 3.38%, 02/28/07                                                 (a)              3,000,000 (e)                           2,960,640
====================================================================================================================================
                                                                                                                          4,927,680
====================================================================================================================================

U.S. TREASURY STRIPS--1.03%
 3.03%, 02/15/07                                                 (a)(p)             500,000                                 474,530
------------------------------------------------------------------------------------------------------------------------------------
 4.63%, 11/15/24                                                 (a)(p)           1,200,000                                 477,936
------------------------------------------------------------------------------------------------------------------------------------
 4.54%, 05/15/25                                                 (a)(p)             650,000                                 250,556
------------------------------------------------------------------------------------------------------------------------------------
 4.71%, 08/15/28                                                 (a)(p)           4,000,000                               1,340,640
====================================================================================================================================
                                                                                                                          2,543,662
====================================================================================================================================

Total U.S. Treasury Securities (Cost $9,343,951)                                                                          9,210,954
====================================================================================================================================

                                                                                   SHARES
====================================================================================================================================
PREFERRED STOCKS--3.10%

DIVERSIFIED BANKS--0.04%
HSBC Capital Funding L.P. (United Kingdom),
4.61% Pfd. (Acquired 11/05/03-11/22/04; Cost $94,036)            (a)(b)             100,000                                  93,750
====================================================================================================================================

DIVERSIFIED CAPITAL MARKETS--0.21%
UBS Preferred Funding Trust I, 8.62% Pfd.                        (a)                450,000                                 518,638
====================================================================================================================================

LIFE & HEALTH INSURANCE--0.26%
Aegon N.V. (Netherlands), 6.38% Pfd.                                                 25,600                                 642,816
====================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.19%
ABN AMRO XVII Custodial Receipts-Series MM17, 3.80%
Floating Rate Pfd. (Acquired 05/11/05; Cost $1,810,687)          (a)(b)(q)               18                               1,800,000
------------------------------------------------------------------------------------------------------------------------------------
Auction Pass-Through Trust-Series 2001-1,
Class A, 5.30% Floating Rate Pfd.
(Acquired 10/03/05; Cost $1,1750,000)                            (b)(d)                   7                               1,750,000
------------------------------------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III, 4.25%
Floating Rate Pfd.
(Acquired 06/03/04-09/28/04; Cost $488,940)                      (a)(b)(c)              500                                 498,066
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     SHARES                                VALUE
====================================================================================================================================
OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
Zurich RegCaPS Funding Trust IV, 4.32%
Floating Rate Pfd.
(Acquired 01/19/05; Cost $390,592)                               (a)(b)(c)              400                            $    391,219
------------------------------------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI, 4.50%
Floating Rate Pfd.
(Acquired 01/19/05; Cost $922,894)                               (a)(b)(c)              950                                 926,540
====================================================================================================================================
                                                                                                                          5,365,825
====================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.40%
Fannie Mae-Series J, 4.72% Floating Rate Pfd.                    (r)                 12,000                                 597,000
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae-Series K, 5.40% Floating Rate Pfd.                    (r)                  8,000                                 398,000
====================================================================================================================================
                                                                                                                            995,000
====================================================================================================================================

Total Preferred Stocks (Cost $7,615,331)                                                                                  7,616,029
====================================================================================================================================

                                                                                 PRINCIPAL
                                                                                  AMOUNT
====================================================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES--1.96%

FEDERAL HOME LOAN BANK (FHLB)--0.12%
Unsec. Global Bonds,
 4.10%, 06/13/08                                                 (a)                300,000                                 295,026
====================================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--1.61%
Unsec. Floating Rate Global Notes,
 4.31%, 02/17/09                                                 (a)(n)             250,000                                 250,385
------------------------------------------------------------------------------------------------------------------------------------
Unsec. Global Notes,
 3.55%, 01/12/07                                                 (a)              1,185,000                               1,170,093
------------------------------------------------------------------------------------------------------------------------------------
 4.20%, 03/24/08                                                 (a)              2,550,000                               2,517,615
====================================================================================================================================
                                                                                                                          3,938,093
====================================================================================================================================

TENNESSEE VALLEY AUTHORITY--0.23%
Unsec. Bonds,
 7.14%, 01/15/08                                                 (a)                500,000                                 568,215
====================================================================================================================================

Total U.S. Government Agency Securities (Cost $4,821,865)                                                                 4,801,334
====================================================================================================================================

MONEY MARKET FUNDS--0.76%
Liquid Assets Portfolio-Institutional Class                      (s)                928,736                                 928,736
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                         (s)                928,736                                 928,736
====================================================================================================================================

Total Money Market Funds (Cost $1,857,472)                                                                                1,857,472
====================================================================================================================================

TOTAL INVESTMENTS--119.47%  (Cost $295,251,033)                                                                         293,266,034
====================================================================================================================================
OTHER ASSETS LESS LIABILITIES--(19.47%)                                                                                 (47,788,152)
====================================================================================================================================
NET ASSETS--100.00%                                                                                                    $245,477,882
____________________________________________________________________________________________________________________________________
====================================================================================================================================

Investment Abbreviations:

CARS            Convertible Auction Rate Securities
COP             Certificates of Participation
Ctfs.           Certificates
Deb.            Debentures
GO              General Obligation Bonds
Gtd.            Guaranteed
INS             Insurer
LILACS          Life Insurance and Life Annuities Backed Charable Securities
Pfd.            Preferred
RB              Revenue Bonds
RegCaps         Regulatory Capital Preferred Securities
REGS            Regulation S
Sec.            Secured
Sr.             Senior
STRIPS          Separately Traded Registered Interest and Principal Security
Sub.            Subordinated
TBA             To Be Announced
Unsec.          Unsecured
Unsub.          Unsubordinated


Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2005 was $283,713,883, which represented 115.58% of the Fund's Net Assets. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2005 was $35,024,559, which represented 14.27% of the Fund's Net Assets. Unless otherwise indicated these securities are not considered to be illiquid.

(c) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on October 31, 2005.

(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2005 was $8,127,483, which represented 3.31% of the Fund's Net Assets.

(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(f)      Perpetual bond with no specified maturity date.

(g) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on October 31, 2005.

(h) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i) Principal and/or interest payments are secured by the bond insurance company listed.

(j) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The Bond will be remarketed or converted to a fixed coupon rate at a specified future date.

(k) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(l)      Security purchased on forward commitment basis.

(m)      This security is subject to dollar roll transactions. See Note 1D.

(n) Interest rate is redetermined monthly. Rate shown is the rate in effect on October 31, 2005.

(o) Principal amount of security and interest payments are adjusted for inflation.

(p) Security is traded on a discount basis. The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.

(q) Dividend rate is redetermined annually. Rate shown is the rate in effect on October 31, 2005.

(r) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on October 31, 2005.

(s) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


      See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

F. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                             CHANGE IN
                                                                             UNREALIZED                                 REALIZED
                                                PURCHASES      PROCEEDS     APPRECIATION       VALUE        DIVIDEND      GAIN
      FUND                  VALUE 07/31/05       AT COST      FROM SALES   (DEPRECIATION)     10/31/05       INCOME      (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets               $   1,956,766 $     34,968,145 $  (35,996,175) $      --      $     928,736 $     30,930    $   --
Portfolio-Institutional
Class
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                           1,956,766       34,968,145    (35,996,175)        --            928,736       31,014        --
====================================================================================================================================
   TOTAL                    $   3,913,532 $     69,936,290 $  (71,992,350) $      --      $   1,857,472 $     61,944    $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

NOTE 3 -- FUTURES CONTRACTS

On October 31, 2005, $6,500,000 principal amount of Investment grade corporate and U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                               OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                UNREALIZED
                                                  NO. OF                                                       APPRECIATION
        CONTRACT                                CONTRACTS       MONTH/ COMMITMENT        VALUE 10/31/05       (DEPRECIATION)
        --------                                ---------       -----------------        --------------       --------------
Eurodollar GlobeX2 E-Trade                          19              Sep-06/Long            $ 4,519,863          $   (20,045)
-----------------------------------------------------------------------------------------------------------------------------
Eurodollar GlobeX2 E-Trade                          92              Dec-06/Long             21,886,800              (96,347)
-----------------------------------------------------------------------------------------------------------------------------
Eurodollar GlobeX2 E-Trade                          34              Mar-07/Long              8,090,725              (17,483)
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 year Notes                         314              Dec-05/Long             33,249,656             (363,682)
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 year Bonds                        199              Dec-05/Long             21,582,172             (211,198)
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 year Bonds                        114              Dec-05/Long             12,764,437             (496,975)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                         $ 102,093,653         $ (1,205,730)
                   __________________________________________________________________________________________________________
                   ==========================================================================================================

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2005 was $109,403,452 and $47,597,347, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                               UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities                                                      $      470,498
-------------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                                       (2,483,318)
===============================================================================================================================
Net unrealized appreciation (depreciation) of investment securities                                             $  (2,012,820)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Cost of investments for tax purposes is $295,278,854.

Item 2. Controls and Procedures.

      (a) As of December 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

      (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

            Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM INVESTMENT SECURITIES FUNDS

By:   /s/ Robert H. Graham
      ---------------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: December 30, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ Robert H. Graham
      ---------------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: December 30, 2005


By:   /s/ Sidney M. Dilgren
      ---------------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: December 30, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.